UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5002

                           Scudder Variable Series II
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Variable Series II Aggressive Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares               Value ($)
                                                                                     ---------------------------------------
Common Stocks 96.2%
Consumer Discretionary 17.0%
Hotels Restaurants & Leisure 6.4%
MGM MIRAGE*                                                                                   23,100              1,146,915
RARE Hospitality International, Inc.*                                                         19,400                517,010
Station Casinos, Inc.                                                                         17,200                843,488
The Cheesecake Factory, Inc.*(b)                                                              22,800                989,520
                                                                                                                 ----------
                                                                                                                  3,496,933

Household Durables 2.5%
Harman International Industries, Inc.                                                         12,800              1,379,200

Specialty Retail 6.4%
Advance Auto Parts, Inc.*                                                                     25,400                873,760
Aeropostale, Inc.*                                                                            39,400              1,032,280
Chico's FAS, Inc.*                                                                            27,500                940,500
Urban Outfitters, Inc.*                                                                       18,300                629,520
                                                                                                                 ----------
                                                                                                                  3,476,060

Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear Co.*(b)                                                                   17,100                931,950

Consumer Staples 2.2%
Beverages 1.0%
Constellation Brands, Inc. "A"*(b)                                                            14,200                540,452

Food Products 1.2%
Dean Foods Co.*                                                                               22,100                663,442

Energy 5.1%
Energy Equipment & Services
BJ Services Co.                                                                               16,800                880,488
Rowan Companies, Inc.*                                                                        71,900              1,898,160
                                                                                                                 ----------
                                                                                                                  2,778,648

Financials 9.6%
Capital Markets 5.9%
E*TRADE Financial Corp.*                                                                      87,900              1,003,818
Investors Financial Services Corp.(b)                                                         20,800                938,704
Legg Mason, Inc.                                                                              24,450              1,302,451
                                                                                                                 ----------
                                                                                                                  3,244,973

Diversified Financial Services 3.7%
Citigroup, Inc.                                                                               13,600                600,032
The First Marblehead Corp.*(b)                                                                31,000              1,438,400
                                                                                                                 ----------
                                                                                                                  2,038,432

Health Care 26.3%
Biotechnology 7.2%
Amgen, Inc.*                                                                                  14,800                838,864
Charles River Laboratories International, Inc.*                                               11,800                540,440
Chiron Corp.*                                                                                 11,400                503,880
Gilead Sciences, Inc.*                                                                        31,800              1,188,684
Martek Biosciences Corp.*(b)                                                                  17,100                831,744
                                                                                                                 ----------
                                                                                                                  3,903,612

Health Care Equipment & Supplies 6.3%
C.R. Bard, Inc.                                                                               14,500                821,135
Cooper Companies, Inc.                                                                         8,300                568,965
Kinetic Concepts, Inc.*                                                                       23,200              1,219,160
Zimmer Holdings, Inc.*                                                                        10,500                829,920
                                                                                                                 ----------
                                                                                                                  3,439,180

Health Care Providers & Services 6.7%
Aetna, Inc.                                                                                    7,900                789,447
Community Health Systems, Inc.*                                                               43,800              1,168,584
Triad Hospitals, Inc.*                                                                        33,100              1,139,964
UnitedHealth Group, Inc.                                                                       7,900                582,546
                                                                                                                 ----------
                                                                                                                  3,680,541

Pharmaceuticals 6.1%
Celgene Corp.*                                                                                20,700              1,205,361
Johnson & Johnson                                                                             16,800                946,344
Pfizer, Inc.                                                                                  38,900              1,190,340
                                                                                                                 ----------
                                                                                                                  3,342,045

Industrials 5.1%
Aerospace & Defense 1.0%
United Technologies Corp.                                                                      5,700                532,266

Airlines 1.0%
JetBlue Airways Corp.*(b)                                                                     26,400                552,288

Commercial Services & Supplies 1.0%
Avery Dennison Corp.                                                                           8,600                565,708

Machinery 2.1%
Caterpillar, Inc.                                                                              7,300                587,285
Dover Corp.                                                                                   14,100                548,067
                                                                                                                 ----------
                                                                                                                  1,135,352

Information Technology 23.8%
Communications Equipment 3.0%
Cisco Systems, Inc.*                                                                          58,100              1,051,610
QUALCOMM, Inc.                                                                                15,000                585,600
                                                                                                                 ----------
                                                                                                                  1,637,210

Computers & Peripherals 4.9%
Dell, Inc.*                                                                                   32,300              1,149,880
EMC Corp.*                                                                                    67,000                773,180
QLogic Corp.*                                                                                 24,700                731,367
                                                                                                                 ----------
                                                                                                                  2,654,427

IT Consulting & Services 1.9%
Paychex, Inc.                                                                                 34,400              1,037,160

Office Electronics 1.8%
Zebra Technologies Corp. "A"*                                                                 16,200                988,362

Semiconductors & Semiconductor Equipment 4.1%
Intersil Corp. "A"                                                                            46,000                732,780
Linear Technology Corp.                                                                       25,500                924,120
Microchip Technology, Inc.                                                                    22,200                595,848
                                                                                                                 ----------
                                                                                                                  2,252,748

Software 8.1%
Cognos, Inc.*(b)                                                                              34,800              1,236,096
Intuit, Inc.*                                                                                 27,900              1,266,660
Microsoft Corp.                                                                               69,600              1,924,440
                                                                                                                 ----------
                                                                                                                  4,427,196

Materials 5.3%
Containers & Packaging 1.6%
Packaging Corp. of America                                                                    35,400                866,238

Metals & Mining 3.7%
Peabody Energy Corp.                                                                          20,600              1,225,700
United States Steel Corp.                                                                     22,100                831,402
                                                                                                                 ----------
                                                                                                                  2,057,102

Telecommunication Services 1.8%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"*(b)                                                                 59,400                984,852
                                                                                                                 ----------

Total Common Stocks (Cost $48,056,115)                                                                           52,606,377

Securities Lending Collateral 9.7%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $5,312,361)                                                                          5,312,361              5,312,361

Cash Equivalents 4.2%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $2,333,301)                                                                          2,333,301              2,333,301
                                                                                                                 ----------

                                                                                             % of
                                                                                          Net Assets               Value ($)
                                                                                          ----------               ---------

Total Investment Portfolio  (Cost $55,701,777)                                                 110.1             60,252,039
Other Assets and Liabilities, Net                                                              -10.1             -5,549,978
                                                                                                                -----------
Net Assets                                                                                     100.0             54,702,061
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $5,170,949, which is 9.5% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

Scudder Variable Series II Blue Chip Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------

                                                                                 Shares                 Value ($)
                                                                               ----------------------------------

Common Stocks 96.5%
Consumer Discretionary 14.1%
Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.                                       34,700              1,015,322

Automobiles 0.8%
Ford Motor Co.                                                                    155,600              2,186,180

Hotels Restaurants & Leisure 1.3%
McDonald's Corp.                                                                  127,000              3,559,810

Household Durables 0.1%
The Stanley Works                                                                   4,900                208,397

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                                        19,300              1,774,442

Media 4.5%
McGraw-Hill Companies, Inc.                                                        53,900              4,295,291
Time Warner, Inc.*                                                                259,300              4,185,102
Walt Disney Co.                                                                   186,100              4,196,555
                                                                                                    ------------
                                                                                                      12,676,948

Multiline Retail 0.6%
Dillard's, Inc. "A"                                                                94,700              1,869,378

Specialty Retail 4.1%
American Eagle Outfitters, Inc.                                                    36,300              1,337,655
AnnTaylor Stores Corp.*                                                            91,400              2,138,760
Barnes & Noble, Inc.*                                                              62,500              2,312,500
Chico's FAS, Inc.*                                                                 23,700                810,540
Claire's Stores, Inc.                                                             102,000              2,554,080
Rent-A-Center, Inc.*                                                               60,800              1,572,288
The Gap, Inc.                                                                      38,700                723,690
                                                                                                    ------------
                                                                                                      11,449,513

Textiles, Apparel & Luxury Goods 1.8%
Coach, Inc.* (b)                                                                   71,200              3,020,304
NIKE, Inc. "B"                                                                     24,900              1,962,120
                                                                                                    ------------
                                                                                                       4,982,424

Consumer Staples 7.0%
Beverages 1.3%
Adolph Coors Co. "B"(b)                                                            18,800              1,276,896
Coca-Cola Co.                                                                      61,700              2,471,085
                                                                                                    ------------
                                                                                                       3,747,981

Food & Drug Retailing 2.1%
7-Eleven, Inc.*                                                                    16,600                331,668
Costco Wholesale Corp.                                                             73,800              3,067,128
Sysco Corp.                                                                        79,100              2,366,672
Wal-Mart Stores, Inc.                                                                 100                  5,320
                                                                                                    ------------
                                                                                                       5,770,788

Food Products 1.4%
Hershey Foods Corp.                                                                 3,900                182,169
Kellogg Co.                                                                        24,900              1,062,234
Sara Lee Corp.                                                                     80,300              1,835,658
Tyson Foods, Inc. "A"                                                              57,200                916,344
                                                                                                    ------------
                                                                                                       3,996,405

Household Products 0.1%
Procter & Gamble Co.                                                                4,200                227,304

Personal Products 1.8%
Gillette Co.                                                                      119,900              5,004,626

Tobacco 0.3%
Altria Group, Inc.                                                                 19,200                903,168

Energy 7.7%
Oil & Gas
Anadarko Petroleum Corp.                                                           13,000                862,680
Apache Corp.                                                                       57,000              2,856,270
Chesapeake Energy Corp.                                                            90,500              1,432,615
ConocoPhillips                                                                     28,500              2,361,225
Devon Energy Corp.                                                                 22,800              1,619,028
ExxonMobil Corp.                                                                   73,740              3,563,854
Occidental Petroleum Corp.                                                         86,200              4,821,166
Pogo Producing Co.                                                                 62,100              2,946,645
Williams Companies, Inc.                                                           92,300              1,116,830
                                                                                                    ------------
                                                                                                      21,580,313

Financials 18.5%
Banks 6.4%
Bank of America Corp.                                                              33,400              1,447,222
Golden West Financial Corp.                                                        40,300              4,471,285
National City Corp.                                                                59,300              2,290,166
US Bancorp.                                                                       173,500              5,014,150
Wachovia Corp.                                                                     13,200                619,740
Wells Fargo & Co.                                                                  70,200              4,186,026
                                                                                                    ------------
                                                                                                      18,028,589

Capital Markets 0.5%
Lehman Brothers Holdings, Inc.                                                     16,800              1,339,296

Consumer Finance 1.6%
American Express Co.                                                               54,000              2,778,840
Providian Financial Corp.*                                                        112,800              1,752,912
                                                                                                    ------------
                                                                                                       4,531,752

Diversified Financial Services 4.2%
Citigroup, Inc.                                                                    55,100              2,431,012
Freddie Mac                                                                        74,000              4,827,760
JPMorgan Chase & Co.                                                              111,764              4,440,384
                                                                                                    ------------
                                                                                                      11,699,156

Insurance 4.5%
American International Group, Inc.                                                  6,512                442,751
Chubb Corp.                                                                        48,900              3,436,692
Fidelity National Financial, Inc.                                                  17,700                674,370
MetLife, Inc.                                                                     101,400              3,919,110
Odyssey Re Holdings Corp.                                                           6,800                150,824
W.R. Berkley Corp.                                                                 95,050              4,007,308
                                                                                                    ------------
                                                                                                      12,631,055

Real Estate 1.3%
Apartment Investment & Management Co. "A" (REIT)                                    5,700                198,246
Avalonbay Communities, Inc. (REIT)                                                 10,300                620,266
Camden Property Trust (REIT)                                                        7,200                332,640
CenterPoint Properties Corp. (REIT)                                                 5,200                226,616
Equity Office Properties Trust (REIT)                                              29,600                806,600
Equity Residential (REIT)                                                          16,300                505,300
General Growth Properties, Inc. (REIT)                                             12,300                381,300
Rayonier, Inc.                                                                      8,200                370,968
Vornado Realty Trust (REIT)                                                         5,800                363,544
                                                                                                    ------------
                                                                                                       3,805,480

Health Care 13.8%
Biotechnology 0.6%
Charles River Laboratories International, Inc.*                                    38,300              1,754,140

Health Care Equipment & Supplies 2.3%
Becton, Dickinson & Co.                                                            79,600              4,115,320
IDEXX Laboratories, Inc.*                                                          35,900              1,821,566
Respironics, Inc.*                                                                 10,500                561,120
                                                                                                    ------------
                                                                                                       6,498,006

Health Care Providers & Services 2.7%
Coventry Health Care, Inc.*                                                        31,400              1,675,818
Lincare Holdings, Inc.*                                                           102,900              3,057,159
UnitedHealth Group, Inc.                                                           38,200              2,816,868
                                                                                                     -----------
                                                                                                       7,549,845

Pharmaceuticals 8.2%
Andrx Corp.*                                                                       81,900              1,831,284
Bristol-Myers Squibb Co.                                                          129,200              3,058,164
Endo Pharmaceuticals Holdings, Inc.*                                              108,600              1,993,896
Johnson & Johnson                                                                 137,182              7,727,462
Pfizer, Inc.                                                                      280,850              8,594,010
                                                                                                    ------------
                                                                                                      23,204,816

Industrials 11.4%
Aerospace & Defense 3.2%
Boeing Co.                                                                         61,900              3,195,278
General Dynamics Corp.                                                             41,800              4,267,780
Northrop Grumman Corp.                                                             28,100              1,498,573
                                                                                                    ------------
                                                                                                       8,961,631

Air Freight & Logistics 3.3%
CNF, Inc.                                                                          19,300                791,107
FedEx Corp.                                                                        51,900              4,447,311
Ryder System, Inc.                                                                 90,400              4,252,416
                                                                                                    ------------
                                                                                                       9,490,834

Commercial Services & Supplies 1.3%
Apollo Group, Inc. "A"*                                                             1,294                 94,953
Cendant Corp.                                                                     161,800              3,494,880
                                                                                                    ------------
                                                                                                       3,589,833

Industrial Conglomerates 3.6%
3M Co.                                                                             67,500              5,397,975
General Electric Co.                                                              141,700              4,758,286
                                                                                                    ------------
                                                                                                      10,156,261

Information Technology 12.7%
Communications Equipment 2.7%
Cisco Systems, Inc.*                                                              269,800              4,883,380
QUALCOMM, Inc.                                                                     67,500              2,635,200
                                                                                                    ------------
                                                                                                       7,518,580

Computers & Peripherals 1.2%
International Business Machines Corp.                                              39,700              3,403,878

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                      17,800                603,598

IT Consulting & Services 1.9%
Acxiom Corp.                                                                        9,000                213,660
Computer Sciences Corp.*                                                           56,700              2,670,570
Unisys Corp.*                                                                     236,800              2,443,776
                                                                                                    ------------
                                                                                                       5,328,006

Semiconductors & Semiconductor Equipment 5.4%
Broadcom Corp. "A"*                                                                29,200                796,868
Cree, Inc.* (b)                                                                    59,100              1,804,323
Intel Corp.                                                                       244,400              4,902,664
Maxim Integrated Products, Inc.                                                    51,100              2,161,019
MEMC Electronic Materials, Inc.*                                                  119,100              1,009,968
Microchip Technology, Inc.                                                         20,400                547,536
Micron Technology, Inc.*                                                          160,500              1,930,815
National Semiconductor Corp.*                                                     130,200              2,016,798
                                                                                                    ------------
                                                                                                      15,169,991

Software 1.3%
Electronic Arts, Inc.*                                                              6,300                289,737
Microsoft Corp.                                                                   111,300              3,077,445
Symantec Corp.*                                                                     7,300                400,624
                                                                                                    ------------
                                                                                                       3,767,806

Materials 3.6%
Chemicals 1.1%
Monsanto Co.                                                                       87,300              3,179,466

Containers & Packaging 0.5%
Owens-Illinois, Inc.*                                                              88,800              1,420,800

Metals & Mining 0.9%
United States Steel Corp.                                                          67,300              2,531,826

Paper & Forest Products 1.1%
Louisiana-Pacific Corp.                                                           114,100              2,960,895

Telecommunication Services 4.6%
Diversified Telecommunication Services 2.8%
BellSouth Corp.                                                                    25,400                688,848
Sprint Corp.                                                                      130,300              2,622,939
Verizon Communications, Inc.                                                      119,000              4,686,220
                                                                                                    ------------
                                                                                                       7,998,007

Wireless Telecommunication Services 1.8%
Nextel Communications, Inc. "A"*                                                   86,600              2,064,544
Nextel Partners, Inc. "A"*                                                         96,800              1,604,944
Western Wireless Corp. "A"*                                                        53,300              1,370,343
                                                                                                    ------------
                                                                                                       5,039,831

Utilities 3.1%
Electric Utilities 2.7%
American Electric Power Co.                                                        80,700              2,579,172
Exelon Corp.                                                                      123,800              4,542,222
PG&E Corp.*                                                                        17,700                538,080
                                                                                                    ------------
                                                                                                       7,659,474

Multi-Utilities 0.4%
Duke Energy Corp.                                                                  47,500              1,087,275

                                                                                                    ------------
Total Common Stocks (Cost $249,570,953)                                                              271,863,126

                                                                                 Principal
                                                                                 Amount ($)             Value ($)
                                                                                 ----------             ---------

US Government Backed 0.2%

US Treasury Bill, 1.38%**, 10/21/2004 (e)
(Cost $614,529)                                                                   615,000                614,529

                                                                                   Shares               Value ($)
                                                                                   ------               ---------

Securities Lending Collateral 2.0%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $5,515,200)                                                               5,515,200              5,515,200

Cash Equivalents 3.2%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $8,972,281)                                                               8,972,281              8,972,281
                                                                                                    ------------

                                                                                   % of
                                                                                  Net Assets          Value ($)
                                                                                  ----------          ---------

Total Investment Portfolio  (Cost $264,672,963)                                     101.9            286,965,136
Other Assets and Liabilities, Net                                                    -1.9             -5,266,751
                                                                                                    ------------
Net Assets                                                                          100.0            281,698,385
                                                                                                    ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $5,393,557, which is 1.9% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) At September 30, 2004, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

Scudder Variable Series II Conservative Income Strategy Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares           Value ($)
                                                                                             -------------------------------
Equity 26.4%
Scudder VIT Real Estate Portfolio "A"                                                                 74               1035
Scudder SVS I Global Discovery Portfolio "A"                                                          48                523
Scudder SVS I Growth & Income Portfolio "A"                                                        1,071              9,096
Scudder SVS I International Portfolio "A"                                                            354              2,929
Scudder SVS II Aggressive Growth Portfolio "A"                                                       364              3,219
Scudder SVS II Blue Chip Portfolio "A"                                                               818             10,128
Scudder SVS II Dreman High Return Equity Portfolio "A"                                               412              4,695
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                                  117              2,107
Scudder SVS II Eagle Large Cap Growth Portfolio "A"                                                  209              1,656
Scudder SVS II Growth Portfolio "A"                                                                  298              5,369
Scudder SVS II International Select Equity Portfolio "A"                                             331              3,457
Scudder SVS II Large Cap Value Portfolio "A"                                                         330              4,832
Scudder SVS II MFS Strategic Value Portfolio "A"                                                     247              2,657
Scudder SVS II Small Cap Growth Portfolio "A"                                                        214              2,335
                                                                                                                   --------
Total Equity (Cost $53,590)                                                                                          54,038


Fixed Income 72.2%
Scudder SVS II Fixed Income Portfolio "A"                                                         10,410            124,501
Scudder SVS II Government and Agency Securities Portfolio "A"                                      1,237             15,323
Scudder SVS II High Income Portfolio "A"                                                             748              6,226
Scudder SVS II Strategic Income Portfolio "A"                                                        178              2,073
                                                                                                                   --------
Total Fixed Income (Cost $147,665)                                                                                  148,123

Cash Equivalents 1.5%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $3,064)                                                                                      3,064              3,064
                                                                                                                   --------

                                                                                                    % of
                                                                                                   Net Assets      Value ($)
                                                                                                   ----------      ---------

Total Investment Portfolio  (Cost $204,319)                                                        100.1            205,225
Other Assets and Liabilities, Net                                                                   -0.1               -170
                                                                                                                   --------
Net Assets                                                                                         100.0            205,055
                                                                                                                   ========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Scudder Variable Series II Fixed Income Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
                                                                                            Amount ($)    Value ($)
                                                                                  ---------------------------------
Corporate Bonds 18.1%
Consumer Discretionary 2.8%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013                        950,000            1,150,441
Comcast Cable Communications, Inc., 6.2%, 11/15/2008                                  210,000              226,930
Continental Cablevision, Inc., 9.0%, 9/1/2008                                         490,000              574,455
Cox Communications, Inc., 6.75%, 3/15/2011                                            775,000              829,470
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                   540,000              556,136
General Motors Corp., 8.375%, 7/15/2033 (b)                                           205,000              217,663
Liberty Media Corp.:
3.38%*, 9/17/2006                                                                   1,515,000            1,531,226
5.7%, 5/15/2013                                                                       220,000              217,499
TCI-Communications, Inc., 6.875%, 2/15/2006                                         2,050,000            2,149,392
Time Warner, Inc., 7.57%, 2/1/2024                                                    360,000              406,669
                                                                                                       -----------
                                                                                                         7,859,881

Energy 4.3%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                        700,000              825,139
Consumers Energy Co., 144A, 5.0%, 2/15/2012                                         1,160,000            1,176,187
Duke Capital Corp., 4.302%, 5/18/2006                                               1,204,000            1,221,313
Enterprise Products Operating LP, 7.5%, 2/1/2011                                      580,000              660,376
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                      1,700,000            1,854,479
Halliburton Co., 5.5%, 10/15/2010                                                   1,770,000            1,854,224
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032              1,715,000            1,794,645
Pemex Project Funding Master Trust, 144A, 2.82%*, 6/15/2010                           930,000              939,765
Tri-State Generation & Transmission Association:
144A, 6.04%, 1/31/2018                                                              1,190,000            1,247,929
144A, 7.144%, 7/31/2033                                                               485,000              538,733
                                                                                                       -----------
                                                                                                        12,112,790

Financials 5.7%
American General Finance Corp., Series I, 3.875%, 10/1/2009                         1,755,000            1,739,670
Capital One Bank:
5.0%, 6/15/2009                                                                       505,000              522,976
5.75%, 9/15/2010                                                                      195,000              207,882
DBS Capital Funding Corp., 144A, 7.657%*, 3/15/2049 (b)                             1,330,000            1,545,120
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       640,000              663,354
6.875%, 2/1/2006                                                                    3,468,000            3,628,992
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                    1,220,000            1,272,571
6.875%, 9/15/2011                                                                   1,365,000            1,431,916
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                           945,000              927,173
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                 940,000              972,331
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                   1,468,521            1,467,654
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                           1,500,000            1,464,031
                                                                                                       -----------
                                                                                                        15,843,670

Health Care 1.2%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                   2,330,000            2,711,088
Highmark, Inc., 144A, 6.8%, 8/15/2013                                                 675,000              732,641
                                                                                                       -----------
                                                                                                         3,443,729

Industrials 0.4%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012                         990,000            1,005,119

Materials 0.8%
International Paper Co., 6.75%, 9/1/2011                                            1,685,000            1,877,631
Weyerhaeuser Co., 6.875%, 12/15/2033                                                  235,000              254,907
                                                                                                       -----------
                                                                                                         2,132,538

Telecommunication Services 0.8%
Bell Atlantic Pennsylvania, Inc., Series A, 5.65%, 11/15/2011                         814,000              859,285
BellSouth Corp., 5.2%, 9/15/2014                                                    1,425,000            1,438,287
                                                                                                       -----------
                                                                                                         2,297,572

Utilities 2.1%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                   1,490,000            1,632,882
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                     1,655,000            1,627,342
Progress Energy, Inc., 6.75%, 3/1/2006                                              1,000,000            1,050,152
Xcel Energy, Inc., 7.0%, 12/1/2010                                                  1,240,000            1,402,333
                                                                                                       -----------
                                                                                                         5,712,709


Total Corporate Bonds (Cost $49,759,988)                                                                50,408,008

Foreign Bonds - US$ Denominated 7.0%
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010                                                                       255,000              305,640
8.25%, 6/15/2030                                                                    1,425,000            1,841,924
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                    550,000              562,208
HSBC Capital Funding LP, 144A, 4.61%*, 12/29/2049                                     340,000              326,736
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                          2,720,000            2,747,401
Mizuho Financial Group:
144A, 5.79%, 4/15/2014                                                                252,000              259,996
8.375%, 12/29/2049                                                                  2,230,000            2,412,594
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                        565,000              689,300
QBE Insurance Group Ltd., 144A, 5.647%*, 7/1/2023                                   1,085,000            1,068,605
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032                                        950,000            1,096,825
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026                  1,915,000            1,995,028
Telecomunicaciones de Puerto Rico, 6.8%, 5/15/2009                                    625,000              686,402
Tyco International Group SA:
6.75%, 2/15/2011 (b)                                                                1,900,000            2,137,671
6.875%, 1/15/2029                                                                   1,601,000            1,794,188
7.0%, 6/15/2028                                                                       769,000              867,603
United Mexican States:
Series A, 6.75%, 9/27/2034 (b)                                                        475,000              456,237
8.375%, 1/14/2011                                                                     145,000              170,013
                                                                                                       -----------

Total Foreign Bonds - US$ Denominated (Cost $18,657,830)                                                19,418,371

Asset Backed 9.0%
Automobile Receivables 2.9%
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008                  1,083,000            1,098,164
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%,
8/15/2008                                                                           1,490,000            1,499,778
MMCA Automobile Trust:
A4, Series 2002-4, 3.05%, 11/16/2009                                                1,150,000            1,151,195
A4, Series 2002-2, 4.3%, 3/15/2010                                                  2,385,000            2,403,403
B, Series 2002-2, 4.67%, 3/15/2010                                                    890,338              877,704
B, Series 2002-1, 5.37%, 1/15/2010                                                  1,113,428            1,110,726
                                                                                                       -----------
                                                                                                         8,140,970

Home Equity Loans 5.6%
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 2.07%*,
12/25/2033                                                                          2,110,000            2,109,998
Countrywide Asset Backed Certificates:
"3A", Series 2004-1, 2.12%*, 4/25/2034                                              1,871,377            1,873,695
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035                                           996,343              993,865
Countrywide Home Equity Loan Trust:
A2, Series 2004-0, 2.15%*, 2/15/2034                                                4,200,000            4,196,719
NOTE, Series 2004-C, 2.09%*, 1/15/2034                                              1,229,988            1,228,278
Long Beach Mortgage Loan Trust:
A3, Series 2004-1, 2.14%*, 2/25/2034                                                1,348,396            1,348,714
N1, Series 2003-4, 144A, 6.535%, 8/25/2033                                            417,484              418,769
Novastar NIM Trust, "NOTE", Series 2004-N1, 144A, 4.458%, 2/26/2034                   783,621              782,944
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034                     910,074              909,506
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,
2/25/2031                                                                           1,723,210            1,816,817
                                                                                                       -----------
                                                                                                        15,679,305

Industrials 0.1%
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011             286,545              309,126

Manufactured Housing Receivables 0.4%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019                     878,440              907,376


Total Asset Backed (Cost $25,070,081)                                                                   25,036,777

                                                                                       Shares             Value ($)

Preferred Stocks 0.3%
Farm Credit Bank of Texas
(Cost $725,000)                                                                       725,000              751,136

                                                                                     Principal
                                                                                     Amount ($)           Value ($)
                                                                                     ----------           ---------

US Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006 (b)
(Cost $1,909,938)                                                                   1,902,000            1,900,056

US Government Agency Sponsored Pass-Throughs 8.0%
Federal Home Loan Mortgage Corp.:
4.0% with various maturities from 5/1/2019 until 11/15/2022                         3,650,758            3,595,369
5.0%, 5/1/2033 (f)                                                                  1,140,000            1,128,600
Federal National Mortgage Association:
4.5% with various maturities from 6/1/2018 until 12/1/2018 (f)                      2,850,502            2,841,103
5.0%, 3/1/2034 (f)                                                                  2,439,038            2,419,612
5.5% with various maturities from 3/1/2018 until 7/1/2033 (f)                       4,104,576            4,178,656
6.0% with various maturities from 7/1/2017 until 11/1/2017                          1,271,670            1,335,024
6.305%, 2/1/2008                                                                    1,847,790            1,940,932
6.31%, 6/1/2008                                                                     1,500,000            1,614,654
6.5% with various maturities from 3/1/2017 until 11/1/2033                          1,990,418            2,093,796
7.13%, 1/1/2012                                                                     1,129,899            1,205,463
8.0%, 9/1/2015                                                                         70,123               74,901
                                                                                                       -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $22,271,597)                                   22,428,110

Commercial and Non-Agency Mortgage-Backed Securities 9.6%
Chase Commercial Mortgage Securities Corp., "A1", Series 2000-1,
7.656%, 4/15/2032                                                                     799,419              832,802
Citicorp Mortgage Securities, Inc., "A4", Series 2003-3, 5.5%, 3/25/2033            1,300,000            1,336,152
Citigroup Mortgage Loan Trust, Inc.:
1A2, Series 2004-NCM-1, 6.5%, 6/25/2034                                             1,689,986            1,759,006
1CB2, Series 2004-NCM2, 6.75%, 9/25/2034                                            2,212,570            2,319,049
Countrywide Alternative Loan Trust:
1A1, Series 2004-J1, 6.0%, 2/25/2034                                                  650,565              663,962
7A1, Series 2004-J2, 6.0%, 12/25/2033                                                 758,713              777,077
Countrywide Home Loans, "3A1", Series 2002-12, 6.0%, 8/25/2017                        554,897              553,853
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1, 6.91%,
9/15/2041                                                                           1,427,237            1,523,171
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C1,
7.38%, 4/18/2029                                                                    1,950,625            2,104,874
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1,
6.869%, 7/15/2029                                                                   1,448,452            1,560,890
JP Morgan Chase Commercial Mortgage Securities, "A2", Series 2004-LN2,
5.115%, 7/15/2041                                                                   2,025,000            2,074,187
Master Adjustable Rate Mortgages Trust, "9A2", Series 2004-5, 4.88%*,
6/25/2032                                                                           1,865,000            1,891,900
Master Alternative Loan Trust:
3A1, Series 2004-5, 6.5%, 6/25/2034                                                    87,115               90,380
5A1, Series 2004-3, 6.5%, 3/25/2034                                                 1,009,011            1,043,065
8A1, Series 2004-3, 7.0%, 4/25/2034                                                   813,691              849,550
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033            1,167,333            1,175,113
Residential Asset Securitization Trust, "A1", Series 2003-A11, 4.25%,
11/25/2033                                                                          2,471,147            2,494,197
Washington Mutual:
2A1, Series 2002-S8, 4.5%, 1/25/2018                                                  960,749              969,037
4A, Series 2004-CB2, 6.5%, 8/25/2034                                                  290,698              305,669
Washington Mutual MSC Mortgage Pass-Through, Series, "1A1",
Series 2003-MS3, 5.75%, 3/25/2033                                                     203,889              203,863
Wells Fargo Mortgage Backed Securities Trust:
1A6, Series 2003-1, 4.5%, 2/25/2018                                                   814,701              820,156
1A1, Series 2003-6, 5.0%, 6/25/2018                                                 1,397,254            1,415,230
                                                                                                       -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $26,809,236)                           26,763,183

Collateralized Mortgage Obligations 26.2%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%, 11/25/2043                     676,639              724,849
Fannie Mae Whole Loan:
2A, Series 2002-W1, 7.5%, 2/25/2042                                                 1,163,656            1,256,237
5A, Series 2004-W2, 7.5%, 3/25/2044                                                 1,883,952            2,047,033
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                    1,313,000            1,319,640
EK, Series 2773, 3.5%, 5/15/2010                                                    1,274,000            1,280,096
QC, Series 2694, 3.5%, 9/15/2020                                                    2,290,000            2,295,107
LB, Series 2755, 4.0%, 9/15/2023                                                    1,970,000            1,989,083
NB, Series 2750, 4.0%, 12/15/2022                                                   2,839,000            2,852,797
LC, Series 2682, 4.5%, 7/15/2032                                                    1,690,000            1,625,306
ME, Series 2691, 4.5%, 4/15/2032                                                    1,911,000            1,833,900
ON, Series 2776, 4.5%, 11/15/2032                                                   1,410,000            1,346,732
QH, Series 2694, 4.5%, 3/15/2032                                                    2,500,000            2,397,158
1A2B, Series T-48, 4.688%, 7/25/2022                                                  369,442              370,867
HG, Series 2543, 4.75%, 9/15/2028                                                   1,793,605            1,814,475
BG, Series 2640, 5.0%, 2/15/2032                                                    2,060,000            2,053,605
EG, Series 2836, 5.0%, 12/15/2032                                                   2,770,000            2,728,791
NE, Series 2802, 5.0%, 2/15/2033                                                    2,640,000            2,603,438
OE, Series 2840, 5.0%, 2/15/2033                                                    2,780,000            2,750,745
OL, Series 2840, 5.0%, 11/15/2022                                                   2,335,000            2,405,638
PD, Series 2783, 5.0%, 1/15/2033                                                    1,283,000            1,256,994
PD, Series 2844, 5.0%, 12/15/2032                                                   2,765,000            2,718,703
PE, Series 2721, 5.0%, 1/15/2023                                                      135,000              135,183
PQ, Series 2844, 5.0%, 5/15/2023                                                    1,616,000            1,665,677
QK, Series 2513, 5.0%, 8/15/2028                                                      479,255              480,733
TE, Series 2764, 5.0%, 10/15/2032                                                   1,495,000            1,488,266
TE, Series 2780, 5.0%, 1/15/2033                                                    1,785,000            1,763,616
CH, Series 2390, 5.5%, 12/15/2016                                                     440,000              455,354
PE, Series 2378, 5.5%, 11/15/2016                                                   1,765,000            1,837,704
PE, Series 2512, 5.5%, 2/15/2022                                                       45,000               46,762
TG, Series 2517, 5.5%, 4/15/2028                                                    1,028,000            1,035,698
BD, Series 2453, 6.0%, 5/15/2017                                                    1,050,000            1,100,489
3A, Series T-41, 7.5%, 7/25/2032                                                    1,501,220            1,631,170
Federal National Mortgage Association:
A2, Series 2003-63, 2.34%, 7/25/2044                                                  330,000              329,672
NA, Series 2003-128, 4.0%, 8/25/2009                                                2,307,000            2,329,501
2A3, Series 2001-4, 4.16%, 6/25/2042                                                1,200,000            1,209,782
NE, Series 2004-52, 4.5%, 7/25/2033                                                 1,282,000            1,222,733
QG, Series 2004-29, 4.5%, 12/25/2032                                                1,420,000            1,356,734
WB, Series 2003-106, 4.5%, 10/25/2015                                               1,735,000            1,772,636
A2, Series 2002-W10, 4.7%, 8/25/2042                                                  113,657              113,627
A2, Series 2002-W9, 4.7%, 8/25/2042                                                    36,930               36,958
2A3, Series 2003-W15, 4.71%, 8/25/2043                                              2,330,000            2,351,052
1A3, Series 2003-W18, 4.732%, 8/25/2043                                             1,160,000            1,173,989
A2, Series 2002-60, 4.75%, 2/25/2044                                                  158,315              158,552
KY, Series 2002-55, 4.75%, 4/25/2028                                                  319,288              319,343
KH, Series 2003-92, 5.0%, 3/25/2032                                                 1,100,000            1,093,069
MC, Series 2002-56, 5.5%, 9/25/2017                                                 1,022,653            1,048,959
PG, Series 2002-3, 5.5%, 2/25/2017                                                    500,000              516,308
QC, Series 2002-11, 5.5%, 3/25/2017                                                   640,000              664,408
PM, Series 2001-60, 6.0%, 3/25/2030                                                   460,912              466,911
VD, Series 2002-56, 6.0%, 4/25/2020                                                   251,329              257,428
A2, Series 1998-M6, 6.32%, 8/15/2008                                                1,140,148            1,227,666
HM, Series 2002-36, 6.5%, 12/25/2029                                                  105,995              107,767
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                  721,749              773,174
1A3, Series 2004-T3, 7.0%, 2/25/2044                                                  327,423              350,752
A2, Series 2002-T19 Grantor Trust, 7.0%, 7/25/2042                                    906,061              970,617
FHLMC Structured Pass Through Securities:
"1A2", Series T-59, 7.0%, 10/25/2043                                                  921,146              986,778
"3A", Series T-58, 7.0%, 9/25/2043                                                    902,044              966,315
                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $72,766,748)                                            73,116,577

Municipal Investments 5.1%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%,
5/1/2017 (e)                                                                        1,530,000            1,708,551
Illinois, Higher Education Revenue, 7.05%, 7/1/2009 (e)                             1,410,000            1,602,451
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue,
5.2%, 12/1/2013                                                                       945,000              958,769
Los Angeles, CA, Community Redevelopment Agency, Community
Redevelopment B, 5.83%, 12/1/2017 (e)                                               2,500,000            2,578,125
New York, GO, Environmental Facilities Corp., Series B, 4.95%,
1/1/2013 (e)                                                                        1,500,000            1,530,960
Oklahoma City, OK Airport, Airport Revenue, 5.2%, 10/1/2012 (e)                     1,430,000            1,475,789
Oregon, School District GO, School Board, Series A, Zero Coupon,
6/30/2017 (e)                                                                       3,830,000            1,929,554
Portland, OR, Industrial Development Revenue, 3.35%, 6/15/2010 (e)                  1,550,000            1,495,517
Trenton, NJ, School District GO, 4.3%, 4/1/2011 (e)                                 1,040,000            1,033,188
                                                                                                       -----------
Total Municipal Investments (Cost $13,935,085)                                                          14,312,904

Government National Mortgage Association 0.1%

6.0% with various maturities from 1/15/2034 until 6/20/2034                           382,434              396,896
                                                                                                      ------------
Total Government National Mortgage Association (Cost $392,186)                                             396,896

US Government Backed 12.9%
US Treasury Bond:
6.0%, 2/15/2026 (b)                                                                12,671,000           14,446,422
7.25%, 5/15/2016 (b)                                                                1,448,000            1,822,783
US Treasury Note:
1.5%, 3/31/2006 (b)                                                                 4,633,000            4,572,553
3.125%, 10/15/2008 (b)                                                              4,964,000            4,956,634
4.375%, 8/15/2012 (b)                                                               9,775,000           10,077,419
                                                                                                       -----------
Total US Government Backed (Cost $36,070,545)                                                           35,875,811

                                                                                       Shares             Value ($)


Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 1.76%, (c)(d)                                      3,529,558            3,529,558
(Cost $3,529,558)

Cash Equivalents 3.1%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $8,613,268)                                                                   8,613,268            8,613,268
                                                                                                      ------------

                                                                                        % of
                                                                                      Net Assets         Value ($)
                                                                                      ----------         ---------

Total Investment Portfolio  (Cost $280,511,060)                                         101.4          282,550,655
Other Assets and Liabilities, Net                                                        -1.4           -3,791,882
                                                                                                       -----------
Net Assets                                                                              100.0          278,758,773
                                                                                                       ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $38,723,864, which is 13.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                            As a % of Total
Insurance Coverage                                        Investment Portfolio
--------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                             1.6
--------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company              2.2
--------------------------------------------------------------------------------
FSA              Financial Security Assurance                      0.9
--------------------------------------------------------------------------------

(f) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Scudder Variable Series II Global Blue Chip Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                       Shares                   Value ($)
                                                                           ----------------------------------------------
Common Stocks 95.0%
Australia 1.1%
Alumina Ltd.                                                                          117,300                    480,016
WMC Resources Ltd.                                                                     59,700                    233,002
                                                                                                              ----------
(Cost $553,957)                                                                                                  713,018

Austria 0.6%
Wienerberger AG                                                                        11,300                    424,493
(Cost $365,622)

Brazil 1.8%
Aracruz Celulose SA "B" (ADR)                                                          10,900                    361,008
Companhia Vale do Rio Doce (ADR)                                                       36,300                    815,661
                                                                                                              ----------
(Cost $731,148)                                                                                                1,176,669

Canada 5.2%
Canadian National Railway Co.*                                                         22,900                  1,122,574
Encana Corp.*                                                                          15,899                    735,633
Goldcorp, Inc.*                                                                        35,300                    489,850
Meridian Gold, Inc.*                                                                   32,000                    532,868
Placer Dome, Inc.*                                                                     24,300                    485,576
                                                                                                              ----------
(Cost $2,105,438)                                                                                              3,366,501

China 0.9%
China Petroleum & Chemical Corp. "H"                                                1,432,000                    583,148
(Cost $516,628)

France 4.0%
Carrefour SA                                                                           12,120                    570,931
Societe Generale                                                                        3,721                    329,784
Total SA                                                                                8,331                  1,699,521
                                                                                                              ----------
(Cost $2,304,165)                                                                                              2,600,236

Germany 11.6%
Allianz AG (Registered)                                                                10,299                  1,038,838
BASF AG                                                                                25,950                  1,531,649
Commerzbank AG* (b)                                                                    46,057                    857,636
Deutsche Boerse AG (b)                                                                 15,163                    768,030
E.ON AG                                                                                20,971                  1,549,498
Schering AG (b)                                                                        11,300                    714,751
Volkswagen AG                                                                          28,183                  1,086,412
                                                                                                              ----------
(Cost $6,673,829)                                                                                              7,546,814

Hong Kong 3.2%
China Mobile (Hong Kong) Ltd.                                                         145,600                    441,656
Denway Motors Ltd.                                                                    760,000                    253,442
Fountain Set (Holdings) Ltd.                                                          874,000                    655,782
Hutchison Whampoa Ltd.                                                                 97,000                    758,916
                                                                                                              ----------
(Cost $2,091,959)                                                                                              2,109,796

Israel 0.3%
Teva Pharmaceutical Industries Ltd. (ADR)                                               8,200                    212,790
(Cost $258,002)

Italy 0.7%
Banca Intesa SpA                                                                       58,300                    221,909
Capitalia SpA                                                                          70,300                    258,841
                                                                                                              ----------
(Cost $424,896)                                                                                                  480,750

Japan 10.1%
Daiwa Securities Group, Inc.                                                           62,000                    393,436
FANUC Ltd.                                                                             20,200                  1,065,139
Japan Retail Fund Investment Corp. (REIT)                                                  22                    165,008
Komatsu Ltd.                                                                          165,000                  1,062,048
Mitsubishi Estate Co., Ltd. (REIT)                                                     77,000                    805,037
Mitsubishi Tokyo Financial Group, Inc.                                                     38                    317,487
Mitsui Fudosan Co., Ltd. (REIT)                                                       107,000                  1,114,796
Mizuho Financial Group, Inc.                                                              119                    447,893
Nomura Holdings, Inc.                                                                  93,000                  1,196,373
                                                                                                              ----------
(Cost $6,638,683)                                                                                              6,567,217

Korea 2.9%
Kookmin Bank*                                                                          11,500                    364,025
LG Electronics, Inc.                                                                   12,000                    689,883
Samsung Electronics Co., Ltd.                                                           2,120                    843,213
                                                                                                              ----------
(Cost $1,828,371)                                                                                              1,897,121

Mexico 2.0%
America Movil SA de CV "L" (ADR)                                                       11,500                    448,845
Cemex SA de CV (ADR)                                                                    9,100                    256,074
Fomento Economico Mexicano SA de CV (ADR)                                               3,600                    159,048
Grupo Televisa S.A. (ADR)                                                               8,200                    432,386
                                                                                                              ----------
(Cost $1,155,307)                                                                                              1,296,353

Peru 0.7%
Compania de Minas Buenaventura SA (ADR)                                                20,700                    491,625
(Cost $283,732)

Russia 2.5%
Gazprom (ADR)* (b)                                                                     23,000                    823,400
GMK Norilsk Nickel (ADR)*                                                               3,500                    222,250
LUKOIL (ADR)*                                                                           4,500                    561,375
                                                                                                              ----------
(Cost $943,049)                                                                                                1,607,025

Singapore 2.8%
DBS Group Holdings Ltd.                                                                61,000                    579,658
Flextronics International Ltd.*                                                        39,500                    523,375
Singapore Telecommunications Ltd.                                                     501,060                    696,351
                                                                                                              ----------
(Cost $1,581,628)                                                                                              1,799,384

South Africa 1.6%
Gold Fields Ltd.                                                                       50,100                    678,200
Impala Platinum Holdings Ltd. (ADR)                                                    17,800                    356,687
                                                                                                              ----------
(Cost $780,447)                                                                                                1,034,887

Sweden 1.4%
Skandinaviska Enskilda Banken AB                                                       58,600                    905,476
(Cost $883,561)

Switzerland 2.1%
Credit Suisse Group*                                                                   11,238                    359,735
Nestle SA (Registered)                                                                  1,497                    343,917
Novartis AG (Registered)                                                               14,038                    656,287
                                                                                                              ----------
(Cost $1,267,601)                                                                                              1,359,939

Taiwan 1.8%
Hon Hai Precision Industry Co., Ltd.                                                  132,249                    455,494
Quanta Computer, Inc.                                                                 300,417                    517,350
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                     27,042                    193,080
                                                                                                              ----------
(Cost $1,243,503)                                                                                              1,165,924

Thailand 0.2%
Bangkok Bank PCL (Foreign Registered)*                                                 43,000                    102,295
(Cost $111,016)

United Kingdom 7.1%
Anglo American PLC                                                                     23,735                    569,854
British Sky Broadcasting Group PLC                                                     14,228                    123,556
GlaxoSmithKline PLC                                                                    54,167                  1,168,975
Lonmin PLC                                                                             15,438                    306,312
National Grid Transco PLC                                                              88,234                    745,441
Rio Tinto PLC                                                                          34,347                    924,839
RT Group PLC*                                                                          54,206                     10,804
William Morrison Supermarkets PLC                                                     215,215                    750,692
                                                                                                              ----------
(Cost $4,310,858)                                                                                              4,600,473

United States 30.4%
Affiliated Computer Services, Inc. "A"*                                                10,900                    606,803
AFLAC, Inc.                                                                            26,200                  1,027,302
Amgen, Inc.*                                                                           11,276                    639,124
Anadarko Petroleum Corp.                                                               15,000                    995,400
AutoZone, Inc.*                                                                         9,700                    749,325
Avocent Corp.*                                                                         19,900                    517,997
Caremark Rx, Inc.*                                                                     25,700                    824,199
Caterpillar, Inc.                                                                      19,600                  1,576,820
ConocoPhillips                                                                         16,000                  1,325,600
Dean Foods Co.*                                                                        17,000                    510,340
Devon Energy Corp.                                                                      7,500                    532,575
Eaton Corp.                                                                             1,500                     94,300
Equity Residential (REIT)*                                                             11,800                    365,800
Hewlett-Packard Co.                                                                    63,900                  1,198,125
Intel Corp.                                                                            27,000                    541,620
Lehman Brothers Holdings, Inc.                                                         12,100                    964,612
Medicines Co.*                                                                         14,000                    337,960
Microsoft Corp.                                                                        36,400                  1,006,460
Monsanto Co.                                                                           32,000                  1,165,440
Motorola, Inc.                                                                         40,600                    732,424
Newmont Mining Corp.                                                                   26,200                  1,192,886
Pfizer, Inc.                                                                           39,400                  1,205,640
Schlumberger Ltd.                                                                       5,800                    390,398
VERITAS Software Corp.*                                                                31,300                    557,140
Wyeth                                                                                  18,200                    680,680
                                                                                                              ----------
(Cost $18,703,857)                                                                                            19,738,970


Total Common Stocks (Cost $55,757,257)                                                                        61,780,904

Rights 0.0%
Hong Kong 0.0%
Hutchison Telecommunications International
(Cost $0)                                                                               1,293                          0

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $1,966,002)                                                                   1,966,002                  1,966,002

Cash Equivalents 3.6%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $2,345,667)                                                                   2,345,667                  2,345,667


                                                                                       % of
                                                                                     Net Assets                 Value ($)
                                                                                     ----------                 ---------

Total Investment Portfolio  (Cost $60,068,926)                                          101.7                 66,092,573
Other Assets and Liabilities, Net                                                        -1.7                 -1,074,779
                                                                                                              ----------
Net Assets                                                                              100.0                 65,017,794
                                                                                                              ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At September 30, 2004, the Global Blue Chip Portfolio had the following sector diversification:

                                                                As a % of
                                                               Investment
Sector                                          Value ($)       Portfolio
--------------------------------------------------------------------------
Financials                                    12,583,971            19.0%
--------------------------------------------------------------------------
Materials                                     11,093,797            16.8%
--------------------------------------------------------------------------
Information Technology                         7,693,081            11.6%
--------------------------------------------------------------------------
Energy                                         7,647,050            11.6%
--------------------------------------------------------------------------
Health Care                                    6,440,406             9.7%
--------------------------------------------------------------------------
Industrials                                    6,115,095             9.3%
--------------------------------------------------------------------------
Consumer Discretionary                         4,741,477             7.2%
--------------------------------------------------------------------------
Utilities                                      2,294,939             3.5%
--------------------------------------------------------------------------
Telecommunication Services                     1,586,852             2.4%
--------------------------------------------------------------------------
Consumer Staples                               1,584,236             2.4%
--------------------------------------------------------------------------
Total Common Stock                            61,780,904            93.5%
--------------------------------------------------------------------------
Securities Lending Collateral                  1,966,002             3.0%
--------------------------------------------------------------------------
Cash Equivalents                               2,345,667             3.5%
--------------------------------------------------------------------------
Total Investment Portfolio                    66,092,573            100.0
--------------------------------------------------------------------------


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $1,876,625, which is 2.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR:  American Depository Receipts.

REIT: Real Estate Investment Trust

Scudder Variable Series II Government & Agency Securities Portfolio Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                         Principal
                                                                         Amount ($)              Value ($)
                                                                        ---------------------------------------------

Agencies Not Backed by the Full Faith and Credit of the US Government 25.0%
US Government Sponsored Agencies 9.1%
Federal Farm Credit Bank, 2.125%, 7/17/2006                              12,000,000               11,863,824
Federal Home Loan Bank, 3.375%, 9/14/2007                                12,000,000               12,067,200
Tennessee Valley Authority, 5.625%, 1/18/2011                             6,000,000                6,505,572
                                                                                                -------------

                                                                                                  30,436,596

US Government Agency Sponsored Pass-Throughs 15.9%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019                                                               83,263                   83,045
5.0% with various maturities from 9/1/2033 until 6/1/2034                 8,444,627                8,378,965
5.5% with various maturities from 11/1/2016 until 4/1/2034 (c)            6,321,208                6,505,691
6.0% with various maturities from 3/1/2017 until 11/1/2033 (c)            9,338,074                9,661,095
6.5%  with various maturities from 9/1/2032 until 9/1/2032                  370,211                  388,670
7.0% with various maturities from 6/1/2024 until 9/1/2032                 6,215,232                6,595,662
7.5% with various maturities from 1/1/2027 until 11/1/2033                1,686,700                1,809,661
8.0%, 11/1/2030                                                              13,629                   14,821
8.5% , 7/1/2030                                                               8,443                    9,215
Federal National Mortgage Association:
5.0%, 10/1/2033                                                             942,738                  935,229
5.5% with various maturities from 3/1/2033 until 6/1/2034                 3,661,940                3,721,085
6.0% with various maturities from 7/1/2016 until 9/1/2033                 4,121,737                4,295,511
6.5% with various maturities from 9/1/2016 until 7/1/2034 (c)             4,264,812                4,480,381
7.0% with various maturities from 9/1/2013 until 7/1/2034                 1,956,723                2,075,638
7.5% with various maturities from 6/1/2015 until 3/1/2032                 4,160,981                4,459,152
8.0%, 12/1/2024                                                              32,907                   36,016
                                                                                                -------------
                                                                                                  53,449,837

                                                                                                -------------
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $83,668,197)    83,886,433


Agencies Backed by the Full Faith and Credit of the US Government 66.8%
Government National Mortgage Association
4.5%, 8/15/2018                                                           3,149,125                3,162,578
5.0% with various maturities from 4/15/2018 until 7/20/2034 (c)          35,524,669               35,538,510
5.5% with various maturities from 12/15/2032 until 7/20/2034 (c)         77,383,510               78,797,842
6.0% with various maturities from 5/15/2016 until 8/20/2034 (c)          54,334,004               56,348,112
6.5% with various maturities from 5/15/2013 until 7/20/2034 (c)          29,137,626               30,777,912
7.0% with various maturities from 4/15/2007 until 10/15/2032              8,467,827                9,029,879
7.5% with various maturities from 12/15/2013 until 7/15/2032              6,724,912                7,241,156
8.0% with various maturities from 12/15/2026 until 11/15/2031             2,681,098                2,928,029
8.5% with various maturities from 5/15/2016 until 3/15/2031                 285,555                  314,506
9.0%, 8/15/2027                                                              22,386                   25,351
9.5%  with various maturities from 6/15/2013 until 12/15/2022                75,124                   85,029
10.0%  with various maturities from 2/15/2016 until 3/15/2016                36,110                   40,465
                                                                                                -------------

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $222,798,799)      224,289,369

US Treasury Obligations 7.2%
US Treasury Bill, 1.315%*, 10/21/2004 (b)                                   165,000                  164,879
US Treasury Note:
2.75%, 8/15/2007                                                         15,000,000               14,958,990
3.375%, 9/15/2009                                                         1,000,000                1,000,195
4.25%, 8/15/2014                                                          7,925,000                8,007,967
                                                                                                -------------

Total US Treasury Obligations (Cost $24,174,042)                                                  24,132,031

                                                                           Shares                   Value ($)
                                                                           ------                   ---------

Cash Equivalents 16.7%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $56,144,814)                                                       56,144,814               56,144,814
                                                                                                -------------

                                                                              % of
                                                                            Net Assets            Value ($)
                                                                            ----------            ---------

Total Investment Portfolio  (Cost $386,785,852)                               115.7              388,452,647
Other Assets and Liabilities, Net                                             -15.7              -52,729,144
                                                                                                -------------
Net Assets                                                                    100.0              335,723,503
                                                                                                =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At September 30, 2004, these securities have been segregated, in part or in whole, to cover initial margin requirements for open futures contracts.

(c) Mortgage dollar rolls included.


Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Scudder Variable Series II Growth and Income Strategy Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                               Shares           Value ($)
                                                                                      -----------------------------------

Equity 61.7%
Scudder VIT Real Estate Portfolio "A"                                                           5,831             82,096
Scudder SVS I Global Discovery Portfolio "A"                                                    7,647             82,514
Scudder SVS I Growth & Income Portfolio "A"                                                   152,538          1,295,048
Scudder SVS I International Portfolio "A"                                                      37,430            309,918
Scudder SVS II Aggressive Growth Portfolio "A"                                                 23,698            209,488
Scudder SVS II Blue Chip Portfolio "A"                                                        102,829          1,273,024
Scudder SVS II Davis Venture Value Portfolio "A"                                                4,817             51,112
Scudder SVS II Dreman High Return Equity Portfolio "A"                                         34,673            395,272
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                            14,954            269,017
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                    50,221            397,244
Scudder SVS II Growth Portfolio "A"                                                            33,614            606,052
Scudder SVS II International Select Equity Portfolio "A"                                       27,146            283,946
Scudder SVS II Large Cap Value Portfolio "A"                                                   41,206            604,086
Scudder SVS II MFS Strategic Value Portfolio "A"                                               24,417            262,968
Scudder SVS II Small Cap Growth Portfolio "A"                                                  25,024            272,516
                                                                                                             -----------
Total Equity (Cost $6,339,065)                                                                                 6,394,301


Fixed Income 36.1%
Scudder SVS II Fixed Income Portfolio "A"                                                     253,896          3,036,591
Scudder SVS II Government and Agency Securities Portfolio "A"                                  39,802            493,148
Scudder SVS II High Income Portfolio "A"                                                       24,574            204,457
                                                                                                             -----------
Total Fixed Income (Cost $3,725,932)                                                                           3,734,196

Cash Equivalents 5.0%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $515,222)                                                                               515,222            515,222
                                                                                                             -----------

                                                                                                 % of
                                                                                           Net Assets           Value ($)

Total Investment Portfolio  (Cost $10,580,219)                                                  102.8         10,643,719
Other Assets and Liabilities, Net                                                                -2.8           -294,912
                                                                                                             -----------
Net Assets                                                                                      100.0         10,348,807
                                                                                                             ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Scudder Variable Series II Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares              Value ($)
                                                                                         -------------------------------

Common Stocks 97.8%
Consumer Discretionary 14.0%
Automobiles 1.7%
Harley-Davidson, Inc.                                                                        84,200           5,004,848

Hotels Restaurants & Leisure 1.9%
International Game Technology                                                               130,300           4,684,285
YUM! Brands, Inc.                                                                            18,100             735,946
                                                                                                           ------------
                                                                                                              5,420,231

Internet & Catalog Retail 1.0%
eBay, Inc.*                                                                                  31,300           2,877,722

Media 3.6%
Comcast Corp. "A"*                                                                           75,100           2,096,792
McGraw-Hill Companies, Inc.                                                                  19,100           1,522,079
Omnicom Group, Inc.                                                                          58,340           4,262,320
Viacom, Inc. "B"                                                                             77,430           2,598,551
                                                                                                           ------------
                                                                                                             10,479,742

Multiline Retail 2.7%
Kohl's Corp.*                                                                                43,900           2,115,541
Target Corp.                                                                                127,300           5,760,325
                                                                                                           ------------
                                                                                                              7,875,866

Specialty Retail 3.1%
Bed Bath & Beyond, Inc.*                                                                     57,400           2,130,114
Home Depot, Inc.                                                                             42,500           1,666,000
Lowe's Companies, Inc.                                                                       32,600           1,771,810
Staples, Inc.                                                                               118,700           3,539,634
                                                                                                           ------------
                                                                                                              9,107,558

Consumer Staples 12.4%
Beverages 2.6%
Anheuser-Busch Companies, Inc.                                                               24,000           1,198,800
PepsiCo, Inc.                                                                               129,450           6,297,742
                                                                                                           ------------
                                                                                                              7,496,542

Food & Drug Retailing 4.5%
Wal-Mart Stores, Inc.                                                                       165,490           8,804,068
Walgreen Co.                                                                                121,600           4,356,928
                                                                                                           ------------
                                                                                                             13,160,996

Food Products 1.8%
Dean Foods Co.*                                                                              40,800           1,224,816
General Mills, Inc.                                                                          42,400           1,903,760
Hershey Foods Corp.                                                                          35,400           1,653,534
Kellogg Co.                                                                                  13,200             561,874
                                                                                                           ------------
                                                                                                              5,343,984
Household Products 3.5%
Colgate-Palmolive Co.                                                                        72,840           3,290,911
Procter & Gamble Co.                                                                        127,600           6,905,712
                                                                                                           ------------
                                                                                                             10,196,623

Energy 8.3%
Energy Equipment & Services 3.7%
Baker Hughes, Inc.                                                                           85,200           3,724,944
Nabors Industries Ltd.*                                                                      65,300           3,091,955
Schlumberger Ltd.                                                                            59,700           4,018,407
                                                                                                           ------------
                                                                                                             10,835,306

Oil & Gas 4.6%
ConocoPhillips                                                                               39,300           3,256,005
Devon Energy Corp.                                                                           50,100           3,557,601
EOG Resources, Inc.                                                                          99,500           6,552,075
                                                                                                           ------------
                                                                                                             13,365,681

Financials 7.4%
Capital Markets 1.9%
Goldman Sachs Group, Inc.                                                                     7,800             727,272
Lehman Brothers Holdings, Inc.                                                               23,500           1,873,420
Morgan Stanley                                                                               56,300           2,775,590
                                                                                                           ------------
                                                                                                              5,376,282

Consumer Finance 1.6%
American Express Co.                                                                         89,300           4,595,378

Diversified Financial Services 1.6%
Citigroup, Inc.                                                                              92,600           4,085,512
Fannie Mae                                                                                   10,100             640,340
                                                                                                           ------------
                                                                                                              4,725,852

Insurance 2.3%
AFLAC, Inc.                                                                                  73,500           2,881,935
American International Group, Inc.                                                           57,810           3,930,502
                                                                                                           ------------
                                                                                                              6,812,437

Health Care 23.1%
Biotechnology 5.4%
Amgen, Inc.*                                                                                 76,000           4,307,680
Biogen Idec, Inc.*                                                                           43,900           2,685,363
Genentech, Inc.*                                                                             87,300           4,576,266
Gilead Sciences, Inc.*                                                                      112,800           4,216,464
                                                                                                           ------------
                                                                                                             15,785,773

Health Care Equipment & Supplies 6.5%
Baxter International, Inc.                                                                   71,000           2,283,360
Boston Scientific Corp.*                                                                     83,600           3,321,428
C.R. Bard, Inc.                                                                              40,400           2,287,852
Medtronic, Inc.                                                                             109,900           5,703,810
Zimmer Holdings, Inc.*                                                                       66,300           5,240,352
                                                                                                           ------------
                                                                                                             18,836,802

Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.                                                                     67,600           4,984,824

Pharmaceuticals 9.5%
Abbott Laboratories                                                                          35,900           1,520,724
Eli Lilly & Co.                                                                              32,500           1,951,625
Johnson & Johnson                                                                           171,086           9,637,275
Pfizer, Inc.                                                                                360,202          11,022,181
Teva Pharmaceutical Industries Ltd. (ADR)                                                   142,000           3,684,900
                                                                                                           ------------
                                                                                                             27,816,705

Industrials 8.5%
Aerospace & Defense 2.0%
United Technologies Corp.                                                                    62,600           5,845,588

Air Freight & Logistics 1.5%
FedEx Corp.                                                                                  52,200           4,473,018

Industrial Conglomerates 5.0%
3M Co.                                                                                       37,600           3,006,872
General Electric Co.                                                                        340,140          11,421,901
                                                                                                           ------------
                                                                                                             14,428,773

Information Technology 23.2%
Communications Equipment 4.0%
Cisco Systems, Inc.*                                                                        461,720           8,357,132
QUALCOMM, Inc.                                                                               83,800           3,271,552
                                                                                                           ------------
                                                                                                             11,628,684

Computers & Peripherals 3.6%
Dell, Inc.*                                                                                  61,300           2,182,280
EMC Corp.*                                                                                  333,400           3,847,436
International Business Machines Corp.                                                        50,800           4,355,592
                                                                                                           ------------
                                                                                                             10,385,308

IT Consulting & Services 3.0%
Accenture Ltd. "A"*                                                                          90,100           2,437,205
Fiserv, Inc.*                                                                                87,300           3,043,278
Paychex, Inc.                                                                               107,900           3,253,185
                                                                                                           ------------
                                                                                                              8,733,668

Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.                                                                                 336,840           6,757,011
Linear Technology Corp.                                                                      92,630           3,356,911
Texas Instruments, Inc.                                                                     100,900           2,147,152
                                                                                                           ------------
                                                                                                             12,261,074

Software 8.4%
Adobe Systems, Inc.                                                                          15,200             751,944
Electronic Arts, Inc.*                                                                       86,100           3,959,739
Intuit, Inc.*                                                                                44,400           2,015,760
Microsoft Corp.                                                                             464,580          12,845,637
Oracle Corp.*                                                                               186,800           2,107,104
Symantec Corp.*                                                                              52,800           2,897,664
                                                                                                           ------------
                                                                                                             24,577,848

Materials 0.9%
Chemicals
Ecolab, Inc.                                                                                 87,700           2,757,288
                                                                                                           ------------

Total Common Stocks (Cost $234,544,593)                                                                     285,190,401

Other 0.4%
iShares Nasdaq Biotechnology Index Fund*
(Cost $1,489,993)                                                                            18,700           1,309,000

Cash Equivalents 1.4%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $4,047,378)                                                                         4,047,378           4,047,378
                                                                                                           ------------

                                                                                               % of
                                                                                             Net Assets      Value ($)
                                                                                             ----------      ---------

Total Investment Portfolio  (Cost $240,081,964)                                                99.6         290,546,779
Other Assets and Liabilities, Net                                                               0.4           1,088,744
                                                                                                           ------------
Net Assets                                                                                    100.0         291,635,523
                                                                                                           ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depository Receipts

Scudder Variable Series II Growth Strategy Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares           Value ($)
                                                                                        ------------------------------------
Equity 76.1%
Scudder VIT Real Estate Portfolio "A"                                                              9,136            128,636
Scudder SVS I Global Discovery Portfolio "A"                                                      11,983            129,291
Scudder SVS I Growth & Income Portfolio "A"                                                      222,974          1,893,048
Scudder SVS I International Portfolio "A"                                                         75,964            628,979
Scudder SVS II Aggressive Growth Portfolio "A"                                                    31,741            280,594
Scudder SVS II Blue Chip Portfolio "A"                                                           150,863          1,867,683
Scudder SVS II Davis Venture Value Portfolio "A"                                                  12,077            128,142
Scudder SVS II Dreman High Return Equity Portfolio "A"                                            44,049            502,156
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                               21,703            390,432
Scudder SVS II Eagle Focused Large Cap Growth Portfolio "A"                                       87,628            693,136
Scudder SVS II Growth Portfolio "A"                                                               45,525            820,819
Scudder SVS II International Select Equity Portfolio "A"                                          41,246            431,431
Scudder SVS II Large Cap Value Portfolio "A"                                                      60,357            884,832
Scudder SVS II MFS Strategic Value Portfolio "A"                                                  34,757            374,329
Scudder SVS II Small Cap Growth Portfolio "A"                                                     36,196            394,170
                                                                                                                -----------
Total Equity (Cost $9,493,663)                                                                                    9,547,678


Fixed Income 20.5%
Scudder SVS II Fixed Income Portfolio "A"                                                        157,600          1,884,891
Scudder SVS II Government and Agency Securities Portfolio "A"                                     45,579            564,719
Scudder SVS II High Income Portfolio "A"                                                          14,669            122,045
                                                                                                                -----------
Total Fixed Income (Cost $2,567,943)                                                                              2,571,655

Cash Equivalents 5.3%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $658,662)                                                                                  658,662            658,662
                                                                                                                -----------

                                                                                                    % of
                                                                                              Net Assets           Value ($)

Total Investment Portfolio  (Cost $12,720,268)                                                     101.9         12,777,995
Other Assets and Liabilities, Net                                                                   -1.9           -241,760
                                                                                                                -----------
Net Assets                                                                                         100.0         12,536,235
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Scudder Variable Series II High Income Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                        Amount ($) (b)          Value ($)
                                                                                   ----------------------------------------

Corporate Bonds 73.1%
Consumer Discretionary 18.0%
Adesa, Inc., 7.625%, 6/15/2012                                                              920,000                947,600
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                             1,370,000              1,287,800
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                  1,020,000              1,021,275
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                   1,200,000              1,137,000
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                  1,180,000              1,121,000
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009 (d)                                                                 390,000                405,600
144A, 8.0%, 4/15/2012 (d)                                                                   370,000                386,650
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                              380,000                423,700
Carrols Corp., 9.5%, 12/1/2008 (d)                                                          625,000                640,625
Charter Communications Holdings LLC:
9.625%, 11/15/2009                                                                        1,990,000              1,567,125
10.25%, 9/15/2010                                                                         3,190,000              3,257,787
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                                       2,205,000              1,367,100
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012                                       375,000                210,000
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                   1,335,000              1,425,112
CSC Holdings, Inc., 7.875%, 12/15/2007 (d)                                                1,265,000              1,342,481
Denny's Corp., 11.25% , 1/15/2008                                                           940,000                975,250
Denny's Corp/Holdings, Inc., 144A, 10.0%, 10/1/2012                                         505,000                505,000
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                         3,827,000              4,764,615
DIMON, Inc.:
7.75%, 6/1/2013                                                                             430,000                419,250
Series B, 9.625%, 10/15/2011                                                              2,915,000              3,075,325
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                  1,040,000                982,800
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                              1,260,000                    126
EchoStar DBS Corp.:
6.375%, 10/1/2011                                                                           635,000                642,937
144A, 6.625%, 10/1/2014                                                                     365,000                362,719
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to 3/15/2009,
12.50% to 3/15/2010                                                                         805,000                478,975
Foot Locker, Inc., 8.5%, 1/15/2022                                                          400,000                426,000
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                             995,000                955,200
General Motors Corp., 8.25%, 7/15/2023                                                      775,000                815,226
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *                             1,050,000                      0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                             1,105,000                864,663
J Crew Intermediate LLC, Step-up Coupon, 0% to 11/15/2005,
16.0% to 5/15/2008                                                                          505,000                462,075
Jacobs Entertainment Co., 11.875%, 2/1/2009                                               1,570,000              1,774,100
Kellwood Co., 7.625%, 10/15/2017                                                            230,000                252,905
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                                 100,000                103,250
Levi Strauss & Co.:
7.0%, 11/1/2006 (d)                                                                         605,000                605,000
12.25%, 12/15/2012 (d)                                                                    1,060,000              1,120,950
LIN Television Corp., 6.5%, 5/15/2013 (d)                                                   155,000                158,488
Marquee, Inc., 144A, 5.97%**, 8/15/2010                                                     365,000                375,950
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                         2,070,000              1,992,375
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                          1,435,000              1,583,881
NCL Corp., 144A, 10.625%, 7/15/2014                                                       1,010,000              1,057,975
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0% to 9/1/2008,
9.75% to 9/1/2012                                                                           710,000                514,750
Paxson Communications Corp., 10.75%, 7/15/2008 (d)                                          780,000                783,900
PEI Holding, Inc., 11.0%, 3/15/2010                                                       1,085,000              1,259,956
Petro Stopping Centers, 9.0%, 2/15/2012                                                   1,730,000              1,833,800
Premier Entertainment Biloxi LLC\Finance, 10.75%, 2/1/2012                                  935,000                986,425
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                                 1,590,000              1,597,950
8.875%, 5/15/2011                                                                           830,000                830,000
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                   695,000                660,250
Renaissance Media Group LLC, 10.0%, 4/15/2008                                             1,110,000              1,143,300
Rent-Way, Inc., 11.875%, 6/15/2010                                                          735,000                801,150
Restaurant Co., 11.25%, 5/15/2008                                                         1,285,537              1,291,965
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                        1,085,000              1,014,475
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                                 1,195,000              1,374,250
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                           2,385,000              2,474,437
8.75%, 12/15/2011                                                                         1,380,000              1,497,300
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                 1,305,000              1,380,038
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                        1,950,000              1,808,625
7.875%, 4/15/2013 (d)                                                                     1,010,000              1,007,475
True Temper Sports, Inc., 8.375%, 9/15/2011                                                 305,000                283,650
Trump Holdings & Funding, 12.625%, 3/15/2010                                                605,000                629,200
TRW Automotive, Inc., 11.0%, 2/15/2013                                                      595,000                708,050
United Auto Group, Inc., 9.625%, 3/15/2012                                                1,130,000              1,245,825
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                740,000                856,550
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                  485,000                482,575
Visteon Corp., 8.25%, 8/1/2010 (d)                                                          770,000                810,425
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                           860,000                909,450
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                             1,440,000              1,378,800
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (d)                                        945,000                857,588
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14% to 12/31/2009                                                                         1,157,934              1,146,355
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                            1,640,000              1,574,400
                                                                                                              ------------
                                                                                                                74,438,804

Consumer Staples 2.4%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                    573,000                598,785
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                    700,000                777,000
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008,
12.25% to 3/1/2014                                                                          605,000                308,550
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                             460,000                441,600
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                      860,000                810,550
144A, 8.25%, 12/1/2013                                                                      350,000                329,875
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                               405,000                396,900
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                             960,000                950,400
Rite Aid Corp.:
6.875%, 8/15/2013 (d)                                                                     1,380,000              1,207,500
"Cl", Series 97, 11.25%, 7/1/2008 (d)                                                     1,525,000              1,658,438
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                            580,000                594,500
Swift & Co., 12.5%, 1/1/2010                                                                410,000                453,050
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                         260,000                280,800
Wornick Co., 144A, 10.875%, 7/15/2011                                                     1,015,000              1,086,050
                                                                                                               -----------
                                                                                                                 9,893,998

Energy 6.5%
Avista Corp., 9.75%, 6/1/2008                                                             1,655,000              1,953,562
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                         1,115,000              1,165,175
9.0%, 8/15/2012                                                                             380,000                434,150
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                  3,140,000              3,697,350
Continental Resources, Inc., 10.25%, 8/1/2008                                             1,955,000              2,023,425
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                        250,000                238,125
7.125%, 5/15/2018                                                                           960,000                840,000
144A, 9.875%, 7/15/2010                                                                     805,000                909,650
Edison Mission Energy, 7.73%, 6/15/2009                                                   2,270,000              2,383,500
El Paso Production Holding Corp., 7.75%, 6/1/2013                                         1,685,000              1,689,213
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                            1,470,000              1,603,579
Frontier Oil Corp., 144A, 6.625%, 10/1/2011                                                 545,000                551,813
Mission Resources Corp., 9.875%, 4/1/2011                                                   700,000                749,000
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                     1,455,000              1,484,100
ON Semiconductor Corp., 13.0%, 5/15/2008 (d)                                              1,895,000              2,122,400
Pride International, Inc., 144A, 7.375%, 7/15/2014                                          180,000                199,800
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                                 750,000                843,750
Stone Energy Corp., 8.25%, 12/15/2011                                                     1,510,000              1,627,025
Williams Cos., Inc.:
8.125%, 3/15/2012 (d)                                                                     1,285,000              1,480,962
8.75%, 3/15/2032                                                                            900,000              1,005,750
                                                                                                              ------------
                                                                                                                27,002,329

Financials 7.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                  1,940,000              2,007,900
Alamosa Delaware, Inc.:
8.5%, 1/31/2012                                                                             430,000                435,375
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                         615,000                633,450
American Commercial Bank, 3.0%, 6/30/2006                                                 1,300,000              1,296,885
AmeriCredit Corp., 9.25%, 5/1/2009                                                        2,435,000              2,587,187
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                       605,000                366,722
BF Saul REIT, 7.5%, 3/1/2014                                                              1,805,000              1,841,100
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                                 770,000                789,250
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                                     436,774                436,774
144A, 16.0%, 5/15/2012                                                                      441,021                488,431
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                             190,000                201,400
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                            1,580,000              1,643,200
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                        1,390,000              1,641,742
FINOVA Group, Inc., 7.5%, 11/15/2009                                                      6,897,150              3,439,953
FRD Acquisition Co., Series B, 12.5%, 7/15/2049 *                                           210,000                      0
iStar Financial, Inc., 6.0%, 12/15/2010                                                     520,000                541,046
Ntermet Corp., 1.0%**, 3/31/2009                                                          1,000,000                925,000
Poster Financial Group, Inc., 8.75%, 12/1/2011                                              790,000                822,588
PXRE Capital Trust I, 8.85%, 2/1/2027                                                       640,000                641,600
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                             1,995,000              1,456,350
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                            450,000                545,625
Rockwood Specialties Bank, 9.48%, 1/31/2013                                               1,965,000              1,965,000
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                   255,000                263,925
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                       1,210,000                949,850
UAP Holdings Corp., 144A, Step-up Coupon, 0% to
1/15/2008, 10.75% to 7/15/2012                                                              895,000                684,675
UGS Corp., 144A, 10.0%, 6/1/2012                                                            470,000                512,300
Universal City Development, 11.75%, 4/1/2010                                              1,585,000              1,846,525
                                                                                                              ------------
                                                                                                                28,963,853

Health Care 2.2%
AmeriPath, Inc., 10.5%, 4/1/2013                                                            930,000                948,600
AmerisourceBergen Corp., 7.25%, 11/15/2012 (d)                                               30,000                 32,550
Curative Health Services, Inc., 10.75%, 5/1/2011                                            760,000                695,400
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                610,000                602,375
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                     1,115,000              1,025,800
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (d)                              640,000                640,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                               740,000                636,400
Tenet Healthcare Corp., 6.375%, 12/1/2011 (d)                                             4,920,000              4,415,700
                                                                                                              ------------
                                                                                                                 8,996,825

Industrials 12.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                          865,000                934,200
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                      915,000                960,750
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                              2,550,000              2,422,500
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                   178,000                207,370
Avondale Mills, Inc.:
144A, 4.25%**, 7/1/2012                                                                   1,064,000                957,600
10.25%, 7/1/2013                                                                            455,000                273,000
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                           1,565,000              1,396,763
9.25%, 5/1/2021                                                                             485,000                521,375
Cenveo Corp., 7.875%, 12/1/2013                                                             800,000                780,000
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                715,000                754,325
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                  2,105,000              2,231,300
Collins & Aikman Products, 10.75%, 12/31/2011 (d)                                         1,560,000              1,560,000
Congoleum Corp., 8.625%, 8/1/2008 *                                                         710,000                639,000
Continental Airlines, Inc., 8.0%, 12/15/2005 (d)                                          1,060,000                969,900
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                           1,240,000              1,243,100
Corrections Corp. of America, 9.875%, 5/1/2009                                            1,285,000              1,434,381
Dana Corp.:
7.0%, 3/1/2029                                                                            1,655,000              1,663,275
9.0%, 8/15/2011                                                                             865,000              1,044,487
Delta Air Lines, Inc.:
7.9%, 12/15/2009 (d)                                                                      1,115,000                312,200
8.3%, 12/15/2029 (d)                                                                        305,000                 71,675
Erico International Corp., 8.875%, 3/1/2012                                                 685,000                708,975
Evergreen International Aviation, Inc., 12.0%, 5/15/2010 (d)                                530,000                318,000
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                       355,000                335,475
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                                  770,000                779,556
GS Technologies Operating Co., 12.0%, 12/29/2049 *                                          315,268                    788
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                     845,000                861,900
11.125%, 11/15/2007 (d)                                                                   1,335,000              1,585,312
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                       1,115,000              1,229,288
Interface, Inc., "C", 9.5%, 2/1/2014                                                        850,000                879,750
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                              1,410,000              1,572,150
Jostens IH Corp., 144A, 7.625%, 10/1/2012                                                 1,100,000              1,105,500
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                140,000                158,200
Kansas City Southern:
7.5%, 6/15/2009                                                                           1,520,000              1,554,200
9.5%, 10/1/2008                                                                           1,670,000              1,828,650
Laidlaw International, Inc., 10.75%, 6/15/2011                                            1,045,000              1,192,606
Meritage Homes Corp., 7.0%, 5/1/2014 (d)                                                    815,000                835,375
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                    2,235,000              2,056,200
9.25%, 6/15/2008 (d)                                                                        300,000                330,750
144A, 9.25%, 6/15/2008                                                                    1,450,000              1,598,625
Motors and Gears, Inc., 10.75%, 11/15/2006                                                1,570,000              1,452,250
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                      810,000                848,475
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                     375,000                391,875
Sea Containers Ltd., 10.5%, 5/15/2012                                                       825,000                842,531
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                           910,000                905,450
Ship Finance International Ltd., 8.5%, 12/15/2013                                         1,945,000              1,935,275
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (d)                                                                         925,000                941,187
10.375%, 7/1/2012                                                                         1,150,000              1,288,000
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                      810,000                935,550
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                                  955,000                928,738
United Rentals North America, Inc.:
6.5%, 2/15/2012 (d)                                                                       1,670,000              1,607,375
7.0%, 2/15/2014 (d)                                                                         315,000                279,563
Westlake Chemical Corp., 8.75%, 7/15/2011                                                   175,000                196,438
                                                                                                              ------------
                                                                                                                51,861,208

Information Technology 1.1%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                1,020,000              1,050,600
DigitalNet, Inc., 9.0%, 7/15/2010                                                           120,000                139,200
Itron, Inc., 144A, 7.75%, 5/15/2012                                                         480,000                481,200
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                      2,560,000              2,073,600
7.25%, 7/15/2006 (d)                                                                        600,000                636,000
                                                                                                              ------------
                                                                                                                 4,380,600

Materials 9.6%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                     1,260,000                932,400
ARCO Chemical Co., 9.8%, 2/1/2020                                                         5,160,000              5,379,300
ASARCO, Inc., 7.875%, 4/15/2013                                                             350,000                301,000
Associated Materials, Inc., 144A, Step-up Coupon, 0% to
3/1/2009, 11.25% to 3/1/2014                                                              2,605,000              1,895,137
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                          1,000,000              1,070,000
Constar International, Inc., 11.0%, 12/1/2012 (d)                                           755,000                713,475
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                           945,000              1,011,150
13.0%, 6/15/2009                                                                          1,555,000              1,523,900
Equistar Chemicals LP, 8.75%, 2/15/2009 (d)                                                  10,000                 10,775
GEO Specialty Chemicals, Inc.:
144A, 7.11%, 12/31/2007                                                                     500,000                490,000
10.125%, 8/1/2008 *                                                                       1,215,000                631,800
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                           2,725,000              3,099,687
9.375%, 2/1/2013                                                                          1,735,000              2,042,963
Graham Packaging Co., Inc., 144A, 8.5%, 10/15/2012                                        1,110,000              1,132,200
Hexcel Corp., 9.75%, 1/15/2009 (d)                                                          980,000              1,029,000
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                       1,405,000              1,629,800
Huntsman LLC, 11.625%, 10/15/2010                                                         1,550,000              1,794,125
IMC Global, Inc., 10.875%, 8/1/2013 (d)                                                     115,000                145,188
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                    2,195,000              2,195,000
MMI Products, Inc., Series B, 11.25%, 4/15/2007 (d)                                         695,000                701,950
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                    1,422,000              1,553,535
144A, 13.0%, 9/30/2013                                                                    1,102,460              1,135,534
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                    660,000                739,200
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                            755,000                804,075
Oxford Automotive Inc, 144A, 12.0%, 10/15/2010 * (d)                                      1,925,000                789,250
Pliant Corp.:
11.125%, 9/1/2009                                                                         1,060,000              1,102,400
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                       220,000                188,100
13.0%, 6/1/2010 (d)                                                                         110,000                 94,600
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                355,000                278,675
Radnor Holdings Corp., 11.0%, 3/15/2010                                                     980,000                823,200
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                             580,000                591,600
TriMas Corp., 9.875%, 6/15/2012                                                           2,535,000              2,630,062
United States Steel LLC, 9.75%, 5/15/2010                                                 1,179,000              1,349,955
                                                                                                              ------------
                                                                                                                39,809,036

Telecommunication Services 9.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                        4,535,000              3,673,350
American Tower Corp., "A", 144A, 7.125%, 10/15/2012                                         505,000                499,950
AT&T Corp., 8.0%, 11/15/2031                                                                545,000                594,050
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                            440,000                420,750
8.375%, 1/15/2014 (d)                                                                     3,985,000              3,636,312
Crown Castle International Corp., 9.375%, 8/1/2011                                          705,000                810,750
Dobson Communications Corp., 8.875%, 10/1/2013                                            1,235,000                796,575
GCI, Inc., 7.25%, 2/15/2014                                                                 805,000                788,900
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                    645,000                674,025
LCI International, Inc., 7.25%, 6/15/2007 (d)                                             1,550,000              1,406,625
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                           350,000                294,875
MCI, Inc.:
6.688%, 5/1/2009                                                                          1,705,000              1,643,194
7.735%, 5/1/2014                                                                          3,020,000              2,861,450
Nextel Communications, Inc., 5.95%, 3/15/2014                                               825,000                808,500
Nextel Partners, Inc., 8.125%, 7/1/2011 (d)                                                 910,000                964,600
Northern Telecom Capital, 7.875%, 6/15/2026                                               1,920,000              1,852,800
PanAmSat Corp., 144A, (PIK), 9.0%, 8/15/2014                                              1,990,000              2,069,600
Qwest Corp.:
7.25%, 9/15/2025                                                                          3,385,000              3,046,500
144A, 7.875%, 9/1/2011                                                                       10,000                 10,375
Qwest Services Corp.:
6.95%, 6/30/2010                                                                          1,735,000              1,706,083
144A, 13.5%, 12/15/2010                                                                   1,915,000              2,235,762
144A, 14.0%, 12/15/2014                                                                   1,730,000              2,093,300
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                                  790,000                782,100
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007,
9.75% to 12/15/2011                                                                         610,000                494,100
Triton PCS, Inc., 8.5%, 6/1/2013                                                            920,000                834,900
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                             1,210,000              1,259,913
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                910,000                944,125
Western Wireless Corp., 9.25%, 7/15/2013                                                    250,000                255,000
                                                                                                              ------------
                                                                                                                37,458,464

Utilities 4.7%
AES Corp., 144A, 8.75%, 5/15/2013                                                           540,000                608,850
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                                  980,000              1,082,900
144A, 10.25%, 11/15/2007                                                                     15,000                 17,175
Aquila, Inc., 11.875%, 7/1/2012 (d)                                                         405,000                545,737
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                        860,000                844,950
144A, 8.5%, 7/15/2010 (d)                                                                   995,000                761,175
CMS Energy Corp.:
7.5%, 1/15/2009                                                                             310,000                324,725
8.5%, 4/15/2011 (d)                                                                       1,715,000              1,869,350
DPL, Inc., 6.875%, 9/1/2011 (d)                                                           3,040,000              3,222,400
Illinova Corp., 11.5%, 12/15/2010 (d)                                                     2,330,000              2,761,050
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                  3,735,000              4,001,119
PG&E Corp., 6.875%, 7/15/2008                                                             1,640,000              1,775,300
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                         1,670,000              1,795,250
                                                                                                              ------------
                                                                                                                19,609,981


Total Corporate Bonds (Cost $303,240,849)                                                                      302,415,098

Asset Backed 0.8%
Automobile Receivables 0.2%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010                                 671,526                661,997

Miscellaneous 0.6%
Golden Tree High Yield Opportunities LP, "D1",
Series 1, 13.054%, 10/31/2007                                                             2,500,000              2,624,750

                                                                                                              ------------
Total Asset Backed (Cost $3,122,661)                                                                             3,286,747


Foreign Bonds - US$ Denominated 19.4%

Alestra SA de RL de CV, 8.0%, 6/30/2010                                                     300,000                246,000
Antenna TV SA, 9.0%, 8/1/2007                                                               796,000                800,975
Aries Vermogensverwaltung GmbH, Series C,
144A, 9.6%, 10/25/2014                                                                    1,500,000              1,683,750
Avecia Group PLC, 11.0%, 7/1/2009                                                         3,070,000              2,701,600
Axtel SA, 11.0%, 12/15/2013                                                               1,405,000              1,440,125
Biovail Corp., 7.875%, 4/1/2010 (d)                                                       1,585,000              1,616,700
Burns Philp Capital Property, 10.75%, 2/15/2011                                             320,000                353,600
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                         1,925,000              1,328,250
Cascades, Inc., 7.25%, 2/15/2013                                                          1,690,000              1,770,275
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                         1,510,000              1,438,275
Conproca SA de CV, 12.0%, 6/16/2010                                                         920,000              1,168,400
Corp. Durango SA:
13.125%, 8/1/2006 * (d)                                                                     350,000                220,500
144A, 13.75%, 7/15/2009 *                                                                 1,435,000                904,050
CP Ships Ltd., 10.375%, 7/15/2012                                                         1,145,000              1,311,025
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                   645,000                749,813
Dominican Republic, 144A, 9.04%, 1/23/2013                                                  580,000                449,500
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                          400,000                424,832
Eircom Funding, 8.25%, 8/15/2013                                                            975,000              1,067,625
Embratel, Series B, 11.0%, 12/15/2008 (d)                                                   960,000              1,063,200
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                                        800,000                     80
11.5%, 12/15/2007 *                                                                       1,625,000                    163
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                    2,913,000              2,927,565
Federative Republic of Brazil, 8.875%, 4/15/2024 (d)                                      1,085,000              1,039,430
Flextronics International Ltd., 6.5%, 5/15/2013                                             775,000                792,438
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                                     810,000                860,625
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                         945,000              1,048,950
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049 *                                      240,000                160,800
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                              455,000                464,100
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                             1,580,000              1,568,150
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                    925,000              1,005,937
INTELSAT, 6.5%, 11/1/2013                                                                   945,000                774,900
ISPAT Inland ULC, 9.75%, 4/1/2014                                                         1,495,000              1,648,237
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                    1,475,000              1,670,437
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                           1,475,000              1,607,750
LeGrand SA, 8.5%, 2/15/2025                                                               1,035,000              1,185,075
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                     995,000              1,038,469
Luscar Coal Ltd., 9.75%, 10/15/2011                                                       1,320,000              1,498,200
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                1,490,000              1,497,450
Mizuho Financial Group , 8.375%, 12/29/2049                                                 790,000                854,686
Mobifon Holdings BV, 12.5% , 7/31/2010                                                    1,539,000              1,800,630
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010 (d)                                  805,000                807,012
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                            1,600,000              1,344,000
Nortel Networks Corp., 6.875%, 9/1/2023                                                     440,000                402,600
Nortel Networks Ltd., 6.125%, 2/15/2006                                                   3,810,000              3,886,200
Petroleum Geo-Services ASA, 10.0%, 11/5/2010 (d)                                          4,470,066              5,062,350
Republic of Argentina:
11.375%, 3/15/2010 *                                                                      1,980,000                598,950
Series BGL5, 11.375%, 1/30/2017 *                                                           775,000                236,375
11.75%, 4/7/2009 *                                                                          500,000                151,250
11.75%, 12/31/2049 *                                                                        400,000                121,000
Series 2031, 12.0%, 6/19/2031 *                                                             376,300                110,444
12.375%, 2/21/2012 * (d)                                                                  1,205,000                367,525
Republic of Turkey:
7.25%, 3/15/2015                                                                            640,000                630,867
9.0%, 6/30/2011                                                                             440,000                489,225
9.5%, 1/15/2014                                                                             435,000                493,725
Republic of Uruguay:
7.5%, 3/15/2015                                                                             255,000                225,675
7.875%, 1/15/2033                                                                               999                    804
Rhodia SA:
7.625%, 6/1/2010 (d)                                                                      1,065,000                993,112
8.875%, 6/1/2011 (d)                                                                        505,000                439,350
10.25%, 6/1/2010 (d)                                                                        405,000                419,175
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                    1,010,000                929,200
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                                    470,000                372,475
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                                         620,000                615,350
Shaw Communications, Inc.:
7.2%, 12/15/2011 (d)                                                                        195,000                212,063
Series B, 7.25%, 4/6/2011                                                                   555,000                603,562
8.25%, 4/11/2010                                                                          2,125,000              2,401,250
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                  585,000                601,088
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                 425,000                420,750
Stena AB, 9.625% , 12/1/2012                                                                290,000                323,713
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                      2,945,000              2,164,575
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                               3,215,000              3,359,675
TFM SA de CV:
10.25%, 6/15/2007                                                                         2,260,000              2,339,100
11.75%, 6/15/2009                                                                         1,570,000              1,585,700
12.5%, 6/15/2012                                                                          1,366,000              1,516,260
Vicap SA, 11.375%, 5/15/2007 (d)                                                            355,000                353,225
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                      640,000                627,200
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                     1,125,000              1,043,437

                                                                                                              ------------
Total Foreign Bonds - US$ Denominated (Cost $81,005,250)                                                        80,430,829

Foreign Bonds - Non US$ Denominated 2.5%

Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                         EUR              1,015,000              1,303,592
Corus Group PLC, 7.5%, 10/1/2011                                         EUR                580,000                741,526
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                             EUR                600,000                761,267
Huntsman LLC, 10.125%, 7/1/2009                                          EUR                950,000              1,228,973
Ispat Europe Group SA, 11.875%, 2/1/2011                                 EUR              2,345,000              3,310,734
Mexican Fixed Rate Bonds, Series MI-10, 8.0%, 12/19/2013                 MXN             14,680,000              1,128,397
Republic of Argentina:
8.0%, 2/26/2008 *                                                        EUR                775,000                260,286
Series FEB, 8.0%, 2/26/2008 *                                            EUR                560,000                189,471
10.25%, 2/6/2049 *                                                       EUR                956,116                330,034
10.5%, 11/29/2049 *                                                      EUR                465,276                159,158
11.25%, 4/10/2006 *                                                      EUR                273,541                 94,864
12.0%, 9/19/2016 *                                                       EUR                 35,790                 12,577
TRW Automotive, Inc., 11.75%, 2/15/2013                                  EUR                490,000                737,509

                                                                                                              ------------
Total Foreign Bonds - Non US$ Denominated (Cost $9,167,420)                                                     10,258,388

Convertible Bonds 0.4%

DIMON, Inc., 6.25%, 3/31/2007                                                             1,490,000              1,400,600
HIH Capital Ltd.:
144A, 7.5%, 9/25/2006                                                                       280,000                252,000
144A, 7.5%, 9/25/2006                                                                        75,000                 67,500
                                                                                                              ------------
Total Convertible Bond (Cost $1,700,585)                                                                         1,720,100

                                                                                             Shares               Value ($)
Common Stocks 0.0%

Catalina Restaurant Group, Inc.*                                                              3,870                  6,192
IMPSAT Fiber Networks, Inc.*                                                                 33,652                175,495
                                                                                                              ------------
Total Common Stocks (Cost $1,938,197)                                                                              181,687

Warrants 0.0%

DeCrane Aircraft Holdings, Inc., 144A*                                                        1,350                     14
Destia Communications, Inc., 144A*                                                            1,260                      0
Hayes Lemmerz International, Inc.*                                                            1,690                  2,281
UIH Australia Pacific, Inc.*                                                                    750                      0
                                                                                                              ------------
Total Warrants (Cost $182)                                                                                           2,295

Preferred Stocks 0.5%

Paxson Communications Corp. , 14.25% (PIK)                                                      183              1,372,500
TNP Enterprises, Inc., 14.50%, Series D, (PIK)                                                7,721                872,526
                                                                                                              ------------
Total Preferred Stocks (Cost $2,578,296)                                                                         2,245,026

Convertible Preferred Stocks 0.5%

Hercules Trust II, 6.50%
(Cost $1,604,356)                                                                             2,460              1,894,200

Other 0.0%

SpinCycle, Inc. *                                                                             9,913                 55,810
SpinCycle, Inc., "F" *                                                                           69                    389
                                                                                                              ------------
Total Other (Cost $25,690)                                                                                          56,199

Securities Lending Collateral 13.9%

Daily Assets Fund Institutional, 1.76% (c) (e)
(Cost $57,536,163)                                                                       57,536,163             57,536,163

Cash Equivalents 2.0%

Scudder Cash Management QP Trust, 1.70% (a)
(Cost $8,067,073)                                                                         8,067,073              8,067,073
                                                                                                              ------------

                                                                                           % of
                                                                                         Net Assets               Value ($)
                                                                                         ----------               ---------

Total Investment Portfolio  (Cost $469,986,722)                                               113.1            468,093,805
Other Assets and Liabilities, Net                                                             -13.1            -54,148,632
                                                                                                              ------------
Net Assets                                                                                    100.0            413,945,173
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $56,419,893 which is 13.6% of total net assets.

(e)     Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Currency Abbreviations
--------------------------------------------------------------------------------
  MXN                                                             Mexican Peso
--------------------------------------------------------------------------------
  EUR                                                             Euro
--------------------------------------------------------------------------------

Scudder Variable Series II Income and Growth Strategy Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                                Shares            Value ($)
                                                                                      -------------------------------------
Equity 43.7%
Scudder VIT Real Estate Portfolio "A"                                                            2,564              36,105
Scudder SVS I Global Discovery Portfolio "A"                                                     2,312              24,946
Scudder SVS I Growth & Income Portfolio "A"                                                     43,566             369,875
Scudder SVS I International Portfolio "A"                                                       15,089             124,937
Scudder SVS II Aggressive Growth Portfolio "A"                                                  10,420              92,112
Scudder SVS II Blue Chip Portfolio "A"                                                          29,962             370,931
Scudder SVS II Dreman High Return Equity Portfolio "A"                                          12,114             138,100
Scudder SVS II Dreman Small Cap Value Portfolio "A"                                              5,286              95,101
Scudder SVS II Eagle Large Cap Growth Portfolio "A"                                             13,021             102,999
Scudder SVS II Growth Portfolio "A"                                                              9,562             172,405
Scudder SVS II International Select Equity Portfolio "A"                                         9,550              99,895
Scudder SVS II Large Cap Value Portfolio "A"                                                    11,112             162,896
Scudder SVS II MFS Strategic Value Portfolio "A"                                                 7,429              80,013
Scudder SVS II Small Cap Growth Portfolio "A"                                                    8,674              94,458
                                                                                                                 ---------
Total Equity (Cost $1,950,518)                                                                                   1,964,773


Fixed Income 55.1%
Scudder SVS II Fixed Income Portfolio "A"                                                      172,990           2,068,966
Scudder SVS II Government and Agency Securities Portfolio "A"                                   22,140             274,319
Scudder SVS II High Income Portfolio "A"                                                        14,856             123,602
Scudder SVS II Strategic Income Portfolio "A"                                                      968              11,243
                                                                                                                ----------
Total Fixed Income (Cost $2,471,728)                                                                             2,478,130


Cash Equivalents 0.9%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $38,422)                                                                                  38,422              38,422
                                                                                                                 ---------

                                                                                              % of
                                                                                            Net Assets            Value ($)
                                                                                            ----------            ---------

Total Investment Portfolio  (Cost $4,460,896)                                                     99.7           4,481,325
Other Assets and Liabilities, Net                                                                  0.3              13,951
                                                                                                                 ---------
Net Assets                                                                                       100.0           4,495,276
                                                                                                                 =========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Scudder Variable Series II International Select Equity Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                               Shares                          Value ($)
                                                                          ----------------------------------------------

Common Stocks 96.2%
Australia 0.9%
Telstra Corp., Ltd.                                                           512,200                         1,734,257
(Cost $1,781,334)

China 2.1%
PetroChina Co., Ltd. "H"                                                    7,467,670                         3,998,836
(Cost $3,606,829)

France 5.9%
Credit Agricole SA                                                            163,909                         4,477,346
Total SA (b)                                                                   33,461                         6,826,032
                                                                                                        ---------------
(Cost $7,561,026)                                                                                            11,303,378

Germany 11.0%
Adidas-Salomon AG                                                              30,200                         4,220,516
E.ON AG                                                                        65,400                         4,832,254
Hypo Real Estate Holdings AG*                                                 119,200                         4,092,332
Metro AG                                                                       82,863                         3,703,424
Siemens AG                                                                     55,800                         4,109,744
                                                                                                        ---------------
(Cost $16,352,886)                                                                                           20,958,270

Greece 3.1%
Alpha Bank AE                                                                 148,100                         3,776,543
Greek Organization of Football Prognostics                                    110,000                         2,115,377
                                                                                                        ---------------
(Cost $5,968,263)                                                                                             5,891,920

Hong Kong 2.1%
Wharf Holdings Ltd.                                                         1,170,421                         3,940,609
(Cost $3,299,586)

Ireland 2.9%
Allied Irish Banks PLC                                                         55,200                           926,954
CRH PLC                                                                       191,458                         4,584,477
                                                                                                        ---------------
(Cost $4,070,568)                                                                                             5,511,431

Italy 3.2%
Eni SpA                                                                       271,560                         6,093,796
(Cost $4,061,818)

Japan 19.6%
Canon, Inc.                                                                    97,800                         4,605,700
Credit Saison Co., Ltd.                                                       109,400                         3,371,662
Dai Nippon Printing Co., Ltd.                                                 199,000                         2,666,721
Daito Trust Construction Co., Ltd.                                             99,500                         4,034,456
Electric Power Development Co., Ltd.*                                          12,400                           304,378
KDDI Corp.                                                                        400                         1,945,543
Kirin Brewery Co., Ltd.                                                       402,900                         3,487,075
Mitsubishi Corp. (b)                                                          417,000                         4,515,178
Nomura Holdings, Inc.                                                         286,600                         3,686,886
SMC Corp.                                                                      36,800                         3,529,615
Toyota Motor Corp.                                                            135,200                         5,186,999
                                                                                                        ---------------
(Cost $32,464,205)                                                                                           37,334,213

Korea 3.7%
POSCO (ADR)                                                                    52,500                         1,987,125
Samsung Electronics Co., Ltd. (GDR), 144A                                      25,140                         4,977,720
                                                                                                        ---------------
(Cost $7,444,674)                                                                                             6,964,845

Netherlands 7.1%
European Aeronautic Defense & Space Co.                                       125,800                         3,337,775
ING Groep NV                                                                  245,257                         6,199,129
TPG NV                                                                        166,300                         4,068,948
                                                                                                        ---------------
(Cost $12,309,875)                                                                                           13,605,852

Singapore 2.1%
DBS Group Holdings Ltd.                                                       424,315                         4,032,095
(Cost $3,608,638)

Spain 5.4%
Indra Sistemas SA                                                             292,700                         3,903,040
Industria de Diseno Textil SA                                                  76,500                         1,893,652
Telefonica SA                                                                 306,630                         4,596,076
                                                                                                        ---------------
(Cost $9,037,201)                                                                                            10,392,768

Sweden 1.1%
Telefonaktiebolaget LM Ericsson "B"*                                          685,000                         2,126,307
(Cost $1,838,108)

Switzerland 7.0%
Nestle SA (Registered)                                                         10,806                         2,482,542
Roche Holding AG                                                               50,880                         5,272,327
UBS AG (Registered)                                                            80,430                         5,679,008
                                                                                                        ---------------
(Cost $12,166,091)                                                                                           13,433,877

Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                            246,997                         1,763,559
(Cost $2,118,991)

United Kingdom 18.1%
AstraZeneca PLC                                                                45,000                         1,846,882
BHP Billiton PLC                                                              302,450                         3,186,851
Centrica PLC                                                                  405,200                         1,842,900
GlaxoSmithKline PLC                                                           334,600                         7,220,981
Kingfisher PLC                                                                723,786                         4,042,702
Royal Bank of Scotland Group PLC                                              147,707                         4,271,619
Smith & Nephew PLC                                                            372,456                         3,428,445
Trinity Mirror PLC                                                            324,893                         3,873,689
Vodafone Group PLC                                                          2,043,121                         4,896,077
                                                                                                        ---------------
(Cost $28,433,953)                                                                                           34,610,146


Total Common Stocks (Cost $156,124,046)                                                                     183,696,159

Preferred Stocks 1.0%
Germany
Henkel KGaA
(Cost $1,658,513)                                                              25,591                         1,883,538

Securities Lending Collateral 5.1%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $9,798,975)                                                           9,798,975                         9,798,975

Cash Equivalents 1.0%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $2,010,212)                                                           2,010,212                         2,010,212
                                                                                                        ---------------

                                                                                 % of
                                                                              Net Assets                    Value ($)
                                                                              ----------                    ---------

Total Investment Portfolio  (Cost $169,591,746)                                 103.3                       197,388,884
                                                                                 -3.3                        -6,393,104
                                                                                                          -------------
                                                                                100.0                       190,995,780
                                                                                                          =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

At September 30, 2004, the Scudder International Select Equity Portfolio had the following sector diversification:

                                                                     As a % of
                                                                    Investment
Sector                                            Value ($)          Portfolio
-------------------------------------------------------------------------------
Financials                                       44,454,183              22.7%
-------------------------------------------------------------------------------
Consumer Discretionary                           29,070,816              14.8%
-------------------------------------------------------------------------------
Industrials                                      27,205,701              13.8%
-------------------------------------------------------------------------------
Health Care                                      17,768,635               9.0%
-------------------------------------------------------------------------------
Energy                                           16,918,664               8.5%
-------------------------------------------------------------------------------
Telecommunication Services                       13,171,953               6.7%
-------------------------------------------------------------------------------
Information Technology                           12,398,606               6.3%
-------------------------------------------------------------------------------
Materials                                         9,758,453               4.9%
-------------------------------------------------------------------------------
Consumer Staples                                  7,853,155               3.9%
-------------------------------------------------------------------------------
Utilities                                         6,979,531               3.4%
-------------------------------------------------------------------------------
Total Common and Preferred Stocks               185,579,697              94.0%
-------------------------------------------------------------------------------
Securities Lending Collateral                     9,798,975               5.0%
-------------------------------------------------------------------------------
Cash Equivalents                                  2,010,212               1.0%
-------------------------------------------------------------------------------
Total Investment Portfolio                      197,388,884             100.0%
-------------------------------------------------------------------------------


* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $9,327,018, which is 4.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)   Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:   American Depository Receipts

GDR:   Global Depository Receipts

Scudder Variable Series II Large Cap Value Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

                                                       Shares         Value ($)
                                                  -----------------------------
Common Stocks 98.3%
Consumer Discretionary 9.0%
Automobiles 0.3%
General Motors Corp.                                   18,000          764,640

Hotels Restaurants & Leisure 1.0%
McDonald's Corp.                                      108,400        3,038,452

Multiline Retail 3.0%
Family Dollar Stores, Inc.                            160,500        4,349,550
Federated Department Stores, Inc.                      30,600        1,390,158
The May Department Stores Co.                         117,200        3,003,836
                                                                    ----------
                                                                     8,743,544

Specialty Retail 4.7%
Limited Brands                                        301,300        6,715,977
Lowe's Companies, Inc.                                 55,000        2,989,250
Sherwin-Williams Co.                                   99,000        4,352,040
                                                                    ----------
                                                                    14,057,267

Consumer Staples 6.5%
Food Products 4.6%
ConAgra Foods, Inc.                                   180,500        4,640,655
General Mills, Inc.                                    91,100        4,090,390
Sara Lee Corp.                                        214,200        4,896,612
                                                                    ----------
                                                                    13,627,657

Household Products 1.9%
Colgate-Palmolive Co.                                  56,900        2,570,742
Kimberly-Clark Corp.                                   46,400        2,996,976
                                                                    ----------
                                                                     5,567,718

Energy 7.1%
Oil & Gas
BP PLC (ADR)                                           61,344        3,529,120
ChevronTexaco Corp.                                    55,100        2,955,564
ConocoPhillips                                         33,200        2,750,620
ExxonMobil Corp.                                      184,000        8,892,720
Royal Dutch Petroleum Co. (NY Shares)                  54,200        2,796,720
                                                                    ----------
                                                                    20,924,744

Financials 30.4%
Banks 16.1%
AmSouth Bancorp. (b)                                  179,300        4,374,920
Bank of America Corp.                                 229,226        9,932,363
BB&T Corp.                                             95,000        3,770,550
National City Corp.                                   133,500        5,155,770
PNC Financial Services Group                          144,200        7,801,220
SunTrust Banks, Inc. (b)                               51,400        3,619,074
US Bancorp.                                           222,000        6,415,800
Wachovia Corp.                                        139,500        6,549,525
                                                                    ----------
                                                                    47,619,222

Capital Markets 4.6%
Bear Stearns Companies, Inc.                           62,400        6,001,008
Merrill Lynch & Co., Inc.                              96,700        4,807,924
Morgan Stanley                                         55,000        2,711,500
                                                                    ----------
                                                                    13,520,432

Diversified Financial Services 8.2%
Citigroup, Inc.                                       188,000        8,294,560
Fannie Mae                                             43,400        2,751,560
Freddie Mac                                            44,400        2,896,656
JPMorgan Chase & Co.                                  264,700       10,516,531
                                                                    ----------
                                                                    24,459,307

Insurance 1.5%
Allstate Corp.                                         39,800        1,910,002
American International Group, Inc.                     39,400        2,678,806
                                                                    ----------
                                                                     4,588,808

Health Care 13.9%
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.                            219,500        7,059,120
Waters Corp.*                                          68,800        3,034,080
                                                                    ----------
                                                                    10,093,200

Pharmaceuticals 10.5%
Abbott Laboratories                                   116,600        4,939,176
Bristol-Myers Squibb Co.                              289,900        6,861,933
Johnson & Johnson                                     121,100        6,821,563
Merck & Co., Inc.                                     107,700        3,554,100
Pfizer, Inc.                                          144,300        4,415,580
Wyeth                                                 119,000        4,450,600
                                                                    ----------
                                                                    31,042,952

Industrials 9.8%
Aerospace & Defense 2.0%
Honeywell International, Inc.                         165,100        5,920,486

Commercial Services & Supplies 2.1%
Avery Dennison Corp.                                   63,900        4,203,342
Pitney Bowes, Inc.                                     50,400        2,222,640
                                                                    ----------
                                                                     6,425,982

Electrical Equipment 1.0%
Emerson Electric Co.                                   48,200        2,983,098

Industrial Conglomerates 4.7%
General Electric Co.                                  257,200        8,636,776
Textron, Inc.                                          81,600        5,244,432
                                                                    ----------
                                                                    13,881,208

Information Technology 13.9%
Communications Equipment 1.7%
Nokia Oyj (ADR)                                       360,500        4,946,060

Computers & Peripherals 3.7%
Hewlett-Packard Co.                                   222,097        4,164,319
International Business Machines Corp.                  79,000        6,773,460
                                                                    ----------
                                                                    10,937,779

IT Consulting & Services 2.0%
Automatic Data Processing, Inc.                       145,200        5,999,664

Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.*                              248,800        4,102,712
Intel Corp. (b)                                       294,800        5,913,688
Texas Instruments, Inc.                               200,400        4,264,512
                                                                    ----------
                                                                    14,280,912

Software 1.7%
Microsoft Corp.                                       188,900        5,223,085

Materials 6.6%
Chemicals 2.5%
Air Products & Chemicals, Inc.                         97,400        5,296,612
Dow Chemical Co.                                       45,100        2,037,618
                                                                    ----------
                                                                     7,334,230

Containers & Packaging 2.3%
Sonoco Products Co.                                   259,200        6,853,248

Metals & Mining 1.8%
Alcoa, Inc.                                           162,800        5,468,452

Telecommunication Services 1.1%
Diversified Telecommunication Services
SBC Communications, Inc.                              130,700        3,391,665

                                                                   -----------
Total Common Stocks (Cost $260,505,265)                            291,693,812

Securities Lending Collateral 3.1%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $9,152,175)                                   9,152,175        9,152,175

Cash Equivalents 1.5%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $4,449,376)                                   4,449,376        4,449,376
                                                                   -----------

                                                         % of
                                                      Net Assets      Value ($)

Total Investment Portfolio  (Cost $274,106,816)         102.9      305,295,363
Other Assets and Liabilities, Net                        -2.9       -8,536,274
                                                                   -----------
Net Assets                                              100.0      296,759,089
                                                                   ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $8,955,139, which is 3.0% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series II Money Market Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                   Principal
                                                                                                   Amount ($)     Value ($)
                                                                                             ------------------------------
US Government Sponsored Agencies 8.6%
Federal Home Loan Bank, 1.5%, 3/8/2005                                                          5,000,000        5,000,000
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005                                                                                 5,000,000        5,000,000
1.538%*, 10/7/2005                                                                             10,000,000       10,000,000
1.665%*, 11/7/2005                                                                              5,000,000        5,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                                3,500,000        3,500,000
1.815%**, 2/16/2005                                                                             4,000,000        3,971,864
                                                                                                               -----------
Total US Government Sponsored Agencies (Cost $32,471,864)                                                       32,471,864

Insurance Funding Agreement 1.9%
New York Life Insurance Co., 2.0%, 9/20/2005
(Cost $7,000,000)                                                                               7,000,000        7,000,000

Certificates of Deposit and Bank Notes 18.1%
ABN Amro Bank NV, 1.45%, 11/17/2004                                                             2,500,000        2,500,684
Bank of America NA, 1.75%, 12/16/2004                                                           6,000,000        6,000,000
Barclays Bank PLC, 1.21%, 10/19/2004                                                            8,000,000        7,998,516
BNP Paribas, 1.55%, 10/22/2004                                                                 11,000,000       10,999,281
HSBC Bank USA, 1.6%, 11/10/2004                                                                 4,000,000        4,000,000
KBC Bank NV, 1.47%, 11/12/2004                                                                 12,000,000       11,999,856
Societe Generale, 1.185%, 1/4/2005                                                              5,000,000        5,000,000
Toronto Dominion Bank, 1.25%, 12/31/2004                                                        3,000,000        3,000,893
Wells Fargo Bank NA, 1.79%, 11/12/2004                                                         17,000,000       17,000,483
                                                                                                               -----------
Total Certificates of Deposit and Bank Notes (Cost $68,499,713)                                                 68,499,713

Commercial Paper** 35.1%
Apreco LLC, 1.79%, 10/29/2004                                                                   3,000,000        2,995,823
Cancara Asset Securitization LLC, 1.85%, 12/10/2004                                            10,353,000       10,315,758
CIT Group, Inc.:
1.62%, 10/18/2004                                                                              11,000,000       10,991,585
1.73%, 11/12/2004                                                                               4,000,000        3,991,927
CRC Funding LLC, 1.6%, 11/1/2004                                                                8,000,000        7,988,978
Credit Suisse First Boston, 1.65%, 11/16/2004                                                   8,000,000        7,983,133
General Electric Capital Corp., 1.88%, 2/1/2005                                                 4,000,000        3,974,307
Giro Funding US Corp.:
1.62%, 10/1/2004                                                                                4,000,000        4,000,000
1.77%, 10/15/2004                                                                               4,000,000        3,997,247
1.8%, 10/22/2004                                                                                8,000,000        7,991,600
Goldman Sachs Group, Inc., 1.62%, 11/23/2004                                                    4,000,000        3,990,460
Grampian Funding Ltd., 1.5%, 11/15/2004                                                         6,000,000        5,988,750
Greyhawk Funding LLC, 1.61%, 11/8/2004                                                          8,000,000        7,986,404
K2 (USA) LLC:
1.61%, 11/1/2004                                                                                2,000,000        1,997,227
1.8%, 10/25/2004                                                                                1,000,000          998,800
1.87%, 2/18/2005                                                                                4,000,000        3,970,911
1.9%, 2/18/2005                                                                                 6,000,000        5,955,667
Lake Constance Funding LLC:
1.25%, 10/20/2004                                                                               4,000,000        3,997,361
1.79%, 10/22/2004                                                                              11,000,000       10,988,514
Liberty Street Funding Corp., 1.78%, 10/18/2004                                                11,000,000       10,990,754
Prudential PLC, 1.65%, 10/29/2004                                                               3,000,000        2,996,150
RWE AG:
1.56%, 10/18/2004                                                                               4,000,000        3,997,053
1.65%, 11/9/2004                                                                                4,000,000        3,992,850
Scaldis Capital LLC, 1.7%, 12/8/2004                                                            1,000,000          996,789
                                                                                                               -----------
Total Commercial Paper (Cost $133,078,048)                                                                     133,078,048

Floating Rate Notes* 18.2%
American Honda Finance Corp., 144A, 1.728%, 10/7/2004                                           5,000,000        5,000,157
CC (USA), Inc., 1.795%, 10/20/2004                                                             10,000,000        9,999,948
Credit Suisse First Boston, 1.87%, 9/9/2005                                                     7,000,000        7,001,541
Depfa Bank Europe PLC, 1.86%, 9/15/2005                                                         4,000,000        4,000,000
Dorada Finance, Inc., 144A, 1.766%, 10/20/2004                                                 10,000,000        9,999,952
Merrill Lynch & Co., Inc., 2.068%, 1/14/2005                                                   18,000,000       18,017,654
Morgan Stanley:
1.82%, 2/18/2005                                                                               10,000,000       10,000,000
1.90%, 4/19/2005                                                                                4,000,000        4,000,000
Wells Fargo & Co., 2.001%, 10/1/2004                                                            1,000,000          999,978
                                                                                                               -----------
Total Floating Rate Notes (Cost $69,019,230)                                                                    69,019,230

Short-Term Notes 2.5%
American General Finance Corp., 7.45%, 1/15/2005                                                7,000,000        7,124,630
Chase Manhattan Corp., 6.75%, 12/1/2004                                                         2,500,000        2,522,579
                                                                                                               -----------
Total Corporate Bonds (Cost $9,647,209)                                                                          9,647,209

Promissory Notes 2.6%
Goldman Sachs Group, Inc., 1.94%*, 5/26/2005
(Cost $10,000,000)                                                                             10,000,000       10,000,000

Repurchase Agreements 12.5%
Goldman Sachs Co., Inc., 1.81%, dated 09/27/2004, to be
repurchased at $18,006,335 on 10/04/2004 (a)                                                   18,000,000       18,000,000
JPMorgan Chase, Inc., 1.91%, dated 09/30/2004, to be
repurchased at $28,001,486 on 10/01/2004 (b)                                                   28,000,000       28,000,000
State Street Bank and Trust Co., 1.75%, dated 09/30/2004,
to be repurchased at $1,268,062 on 10/01/2004 (c)                                               1,268,000        1,268,000
                                                                                                               -----------
Total Repurchase Agreements (Cost $47,268,000)                                                                  47,268,000


                                                                                                     % of
                                                                                                  Net Assets      Value ($)
                                                                                                  ----------      ---------

Total Investment Portfolio  (Cost $376,984,064)                                                      99.5      376,984,064
Other Assets and Liabilities, Net                                                                     0.5        1,857,317
                                                                                                               -----------
Net Assets                                                                                          100.0      378,841,381
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $56,823,775 of Federal National Mortgage Association securities, 6.0%, maturing on 9/1/2034 with a value of $59,160,000.

(b) Collateralized by $28,626,913 of Federal Home Loan Mortgage Corp. securities, 4.0%-5.0%,with various maturities on 9/15/2017-8/15/2029 with a value of $28,560,448.

(c) Collateralized by $1,300,000 of Federal National Mortgage Association securities, 2.0%, maturing on 1/15/2006 with a value of $1,297,088.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Scudder Variable Series II Small Cap Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                              Shares                         Value ($)
                                                                     -------------------------------------------------
Common Stocks 96.1%
Consumer Discretionary 18.4%
Hotels Restaurants & Leisure 8.3%
Buffalo Wild Wings, Inc.*                                                     80,900                        2,268,436
LIFE TIME FITNESS, Inc.*                                                     121,400                        3,115,124
P.F. Chang's China Bistro, Inc.*                                              89,500                        4,339,855
RARE Hospitality International, Inc.*                                        168,500                        4,490,525
Shuffle Master, Inc. (b)*                                                     89,800                        3,363,908
                                                                                                           ----------
                                                                                                           17,577,848

Internet & Catalog Retail 1.3%
Sharper Image Corp. (b)*                                                     124,400                        2,668,380

Media 3.2%
Journal Register Co.*                                                        109,200                        2,063,880
Netflix, Inc.*(b)                                                            168,300                        2,595,186
Radio One, Inc. "D"*                                                         142,700                        2,030,621
                                                                                                           ----------
                                                                                                            6,689,687

Specialty Retail 4.4%
Aeropostale, Inc.*                                                           178,900                        4,687,180
Hot Topic, Inc.*                                                             267,700                        4,561,608
                                                                                                           ----------
                                                                                                            9,248,788

Textiles, Apparel & Luxury Goods 1.2%
Gildan Activewear, Inc. "A" *                                                 90,900                        2,563,380

Consumer Staples 2.3%
Food & Drug Retailing
United Natural Foods, Inc.*                                                  185,200                        4,926,320

Energy 6.9%
Energy Equipment & Services 2.7%
FMC Technologies, Inc.*                                                      170,500                        5,694,700

Oil & Gas 4.2%
Southwestern Energy Co.*                                                     110,900                        4,656,691
Western Gas Resources, Inc.                                                  144,100                        4,119,819
                                                                                                           ----------
                                                                                                            8,776,510

Financials 10.1%
Capital Markets 4.8%
Jefferies Group, Inc.*                                                       154,800                        5,335,956
Piper Jaffray Companies, Inc.*                                               118,400                        4,687,456
                                                                                                           ----------
                                                                                                           10,023,412

Diversified Financial Services 4.7%
Affiliated Managers Group, Inc.*(b)                                           95,050                        5,088,977
National Financial Partners Corp.                                            134,100                        4,798,098
                                                                                                           ----------
                                                                                                            9,887,075

Insurance 0.6%
Direct General Corp.                                                          47,900                        1,385,268

Health Care 24.0%
Biotechnology 2.9%
Martek Biosciences Corp.*                                                     77,800                        3,784,192
Neurocrine Biosciences, Inc.*                                                 49,100                        2,315,556
                                                                                                           ----------
                                                                                                            6,099,748

Health Care Equipment & Supplies 5.2%
Advanced Medical Optics, Inc.*                                                59,600                        2,358,372
Cooper Companies, Inc.                                                        24,200                        1,658,910
Ocular Sciences, Inc.*                                                        65,300                        3,132,441
Wright Medical Group, Inc.*                                                  152,300                        3,825,776
                                                                                                           ----------
                                                                                                           10,975,499

Health Care Providers & Services 11.2%
American Healthways, Inc.*(b)                                                101,900                        2,966,309
AMERIGROUP Corp. *                                                            93,300                        5,248,125
Beverly Enterprises, Inc.*                                                   599,500                        4,538,215
Centene Corp.*                                                               152,900                        6,510,482
United Surgical Partners International, Inc.*                                120,400                        4,135,740
                                                                                                           ----------
                                                                                                           23,398,871

Pharmaceuticals 4.7%
Able Laboratories, Inc.*                                                     134,400                        2,575,104
Connetics Corp.*                                                             154,900                        4,185,398
United Therapeutics Corp.*                                                    90,100                        3,147,193
                                                                                                           ----------
                                                                                                            9,907,695

Industrials 9.2%
Airlines 1.4%
SkyWest, Inc.                                                                199,500                        3,002,475

Commercial Services & Supplies 1.5%
CoStar Group, Inc.*                                                           64,250                        3,160,458

Machinery 2.0%
Bucyrus International, Inc. "A"*                                              31,600                        1,061,760
Joy Global, Inc.                                                              90,000                        3,094,200
                                                                                                           ----------
                                                                                                            4,155,960

Road & Rail 1.9%
Heartland Express, Inc.                                                      213,950                        3,947,377

Transportation Infrastructure 2.4%
Overnite Corp.                                                               161,800                        5,085,374

Information Technology 25.2%
Communications Equipment 6.0%
Avocent Corp.*                                                               168,900                        4,396,467
CommScope, Inc.*(b)                                                          186,600                        4,030,560
Foundry Networks, Inc.*                                                      445,700                        4,229,693
                                                                                                           ----------
                                                                                                           12,656,720

Electronic Equipment & Instruments 0.2%
Cogent, Inc.*                                                                 23,800                          433,636

IT Consulting & Services 3.4%
CSG Systems International, Inc.*                                             175,600                        2,705,996
Websense, Inc.*                                                              103,200                        4,300,344
                                                                                                           ----------
                                                                                                            7,006,340

Semiconductors & Semiconductor Equipment 4.6%
AMIS Holdings, Inc.*                                                         368,500                        4,982,120
Micrel, Inc.*(b)                                                             450,900                        4,693,869
                                                                                                           ----------
                                                                                                            9,675,989

Software 11.0%
Altiris, Inc.*                                                               111,400                        3,525,810
Hyperion Solutions Corp.*                                                    130,300                        4,428,897
Kronos, Inc.*                                                                150,300                        6,656,787
Macromedia, Inc.*                                                            231,000                        4,638,480
THQ, Inc.*                                                                   201,400                        3,919,244
                                                                                                           ----------
                                                                                                           23,169,218

                                                                                                          -----------
Total Common Stocks (Cost $183,471,535)                                                                   202,116,728

Preferred Stocks 0.0%
Convergent Networks, Inc. "D"*(e)                                            113,149                            6,789
fusionOne "D"*(e)                                                            230,203                           20,718
Planetweb, Inc. "E"*(e)                                                      137,868                                0
                                                                                                           ----------
Total Preferred Stocks (Cost $2,000,004)                                                                       27,507

Securities Lending Collateral 10.5%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $22,002,950)                                                        22,002,950                       22,002,950

Cash Equivalents 3.7%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $7,795,618)                                                          7,795,618                        7,795,618
                                                                                                          -----------

                                                                             % of
                                                                          Net Assets                         Value ($)
                                                                          ----------                         ---------

Total Investment Portfolio  (Cost $215,270,107)                                110.3                      231,942,803
Other Assets and Liabilities, Net                                              -10.3                      -21,627,550
                                                                                                          -----------
Net Assets                                                                     100.0                      210,315,253
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $21,472,117, which is 10.2% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Restricted securities are securities which have been registered with the Securities and Exchange Commission under the Securities Act of 1933.

Schedule of Restricted Securities
-------------------------------------------------------------
                                                 Acquisition              Acquisition                    Value as % of
Securities                                        Date                     Cost ($)     Value ($)            Net Assets
----------------------------------------------------------------------------------------------------------------------
Convergent Networks, Inc. "D"                    June 2003                         -        6,789              0.003%
fusionOne "D"                                    October 2000              1,250,002       20,718              0.010%
Planetweb, Inc. "E"                              September 2000              750,002            -                   -
----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                27,507              0.013%
----------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II Strategic Income Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                                 Amount ($) (b) Value ($)
                                                                                   --------------------------------------

Corporate Bonds 38.4%
Consumer Discretionary 8.1%
Adesa, Inc., 7.625%, 6/15/2012                                                                  65,000            66,950
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                                  115,000           108,100
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                                        85,000            85,106
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                                         95,000            90,012
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                                       105,000            99,750
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009 (d)                                                                     25,000            26,000
144A, 8.0%, 4/15/2012                                                                           40,000            41,800
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                                  30,000            33,450
Carrols Corp., 9.5%, 12/1/2008                                                                  55,000            56,375
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012                                          280,000           171,800
9.625%, 11/15/2009                                                                             120,000            94,500
10.25%, 9/15/2010                                                                              280,000           285,950
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                                        105,000           112,087
CSC Holdings, Inc., 7.875%, 12/15/2007                                                         105,000           111,431
Denny's Corp.:
11.25% , 1/15/2008                                                                              75,000            77,813
144A, 10.0%, 10/1/2012                                                                          45,000            45,000
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                              346,000           430,770
DIMON, Inc., Series B, 9.625%, 10/15/2011 (d)                                                  290,000           305,950
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                                        90,000            85,050
EchoStar DBS Corp.:
6.375%, 10/1/2011                                                                               55,000            55,687
144A, 6.625%, 10/1/2014                                                                         30,000            29,813
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to
3/15/2009, 12.50% to 3/15/2010                                                                  60,000            35,700
Foot Locker, Inc., 8.5%, 1/15/2022                                                              30,000            31,950
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (d)                                                 85,000            81,600
General Motors Corp., 8.25%, 7/15/2023                                                          65,000            68,374
Interep National Radio Sales, Inc., Series B,
10.0%, 7/1/2008 (d)                                                                             85,000            66,513
J Crew Intermediate LLC, Step-up Coupon, 0% to
11/15/2005, 16.0% to 5/15/2008                                                                  45,000            41,175
Jacobs Entertainment Co., 11.875%, 2/1/2009                                                    120,000           135,600
LCE Acquisition Corp., 144A, 9.0%, 8/1/2014                                                     10,000            10,325
Levi Strauss & Co.:
7.0%, 11/1/2006 (d)                                                                             55,000            55,000
12.25%, 12/15/2012 (d)                                                                          90,000            95,175
Marquee, Inc., 144A, 5.97%**, 11/15/2004                                                        30,000            30,900
Mediacom LLC, 9.5%, 1/15/2013 (d)                                                              180,000           173,250
MGM MIRAGE, 8.375%, 2/1/2011 (d)                                                               130,000           143,487
NCL Corp., 144A, 10.625%, 7/15/2014                                                             85,000            89,037
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0%
to 9/1/2008, 9.75% to 9/1/2012                                                                  60,000            43,500
Paxson Communications Corp., 10.75%, 7/15/2008                                                  65,000            65,325
PEI Holding, Inc., 11.0%, 3/15/2010                                                             95,000           110,319
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                                    150,000           159,000
Premier Entertainment Biloxi LLC\Finance, 10.75%, 2/1/2012                                      80,000            84,400
PRIMEDIA, Inc.:
144A, 7.086%**, 11/15/2004                                                                     120,000           120,600
8.875%, 5/15/2011 (d)                                                                           70,000            70,000
Remington Arms Co., Inc., 10.5%, 2/1/2011                                                       60,000            57,000
Renaissance Media Group LLC, 10.0%, 4/15/2008                                                   85,000            87,550
Rent-Way, Inc., 11.875%, 6/15/2010                                                              60,000            65,400
Restaurant Co., 11.25%, 5/15/2008                                                              101,337           101,844
Sbarro, Inc., 11.0%, 9/15/2009 (d)                                                              95,000            88,825
Schuler Homes, Inc., 10.5%, 7/15/2011                                                          105,000           120,750
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                                220,000           228,250
8.75%, 12/15/2011                                                                              105,000           113,925
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                      110,000           116,325
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                             180,000           166,950
7.875%, 4/15/2013 (d)                                                                           75,000            74,812
True Temper Sports, Inc., 8.375%, 9/15/2011                                                     25,000            23,250
Trump Holdings & Funding, 12.625%, 3/15/2010 (d)                                                50,000            52,000
TRW Automotive, Inc., 11.0%, 2/15/2013                                                          45,000            53,550
United Auto Group, Inc., 9.625%, 3/15/2012                                                     100,000           110,250
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                                    55,000            63,663
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                      40,000            39,800
Visteon Corp., 8.25%, 8/1/2010 (d)                                                              65,000            68,413
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                               75,000            79,312
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                                                  120,000           114,900
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (d)                                            80,000            72,600
XM Satellite Radio, Inc., Step-up Coupon, 0% to
12/31/2005, 14% to 12/31/2009                                                                   86,321            85,458
Young Broadcasting, Inc., 8.75%, 1/15/2014 (d)                                                 143,000           137,280
                                                                                                            ------------
                                                                                                               6,246,731

Consumer Staples 1.0%
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                        55,000            61,050
North Atlantic Holding, Inc., Step-up Coupon, 0% to
3/1/2008, 12.25% to 3/1/2014                                                                    50,000            25,500
North Atlantic Trading Co., 9.25%, 3/1/2012 (d)                                                 40,000            38,400
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                          65,000            61,263
144A, 8.25%, 12/1/2013                                                                          40,000            37,700
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012                                                   30,000            29,400
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                                 80,000            79,200
Rite Aid Corp.:
6.875%, 8/15/2013 (d)                                                                          105,000            91,875
11.25%, 7/1/2008 (d)                                                                           115,000           125,062
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                                50,000            51,250
Swift & Co., 12.5%, 1/1/2010                                                                    35,000            38,675
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                             15,000            16,200
Wornick Co., 144A, 10.875%, 7/15/2011                                                           85,000            90,950
                                                                                                            ------------
                                                                                                                 746,525

Energy 2.9%
Avista Corp., 9.75%, 6/1/2008                                                                  135,000           159,354
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                              100,000           104,500
9.0%, 8/15/2012                                                                                 30,000            34,275
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                       250,000           294,375
Continental Resources, Inc., 10.25%, 8/1/2008                                                  145,000           150,075
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                                            20,000            19,050
7.125%, 5/15/2018                                                                               80,000            70,000
144A, 9.875%, 7/15/2010                                                                         70,000            79,100
Edison Mission Energy, 7.73%, 6/15/2009                                                        180,000           189,000
El Paso Production Holding Corp., 7.75%, 6/1/2013                                              145,000           145,362
FirstEnergy Corp., Series B, 6.45%, 11/15/2011 (d)                                             125,000           136,359
Frontier Oil Corp., 144A, 6.625%, 10/1/2011                                                     45,000            45,563
Mission Resources Corp., 9.875%, 4/1/2011                                                       55,000            58,850
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                          125,000           127,500
ON Semiconductor Corp., 13.0%, 5/15/2008 (d)                                                   165,000           184,800
Pride International, Inc., 144A, 7.375%, 7/15/2014                                              15,000            16,650
Southern Natural Gas, 8.875%, 3/15/2010                                                         65,000            73,125
Stone Energy Corp., 8.25%, 12/15/2011                                                          125,000           134,688
Williams Cos., Inc.:
8.125%, 3/15/2012 (d)                                                                          110,000           126,775
8.75%, 3/15/2032                                                                                75,000            83,812
                                                                                                            ------------
                                                                                                               2,233,213

Financials 8.7%
Ahold Finance USA, Inc., 6.25%, 5/1/2009 (d)                                                   165,000           170,775
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                             45,000            46,350
8.5%, 1/31/2012                                                                                 45,000            45,563
AmeriCredit Corp., 9.25%, 5/1/2009                                                             210,000           223,125
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                                           40,000            24,246
BF Saul REIT, 7.5%, 3/1/2014                                                                   140,000           142,800
Consolidated Communications Holdings, 144A,
9.75%, 4/1/2012                                                                                 65,000            66,625
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                                 15,000            15,900
Dow Jones CDX HY, 144A, Series 3-1, 7.75%, 12/29/2009 (d)                                    3,000,000         3,037,500
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                                 125,000           130,000
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                             105,000           124,016
FINOVA Group, Inc., 7.5%, 11/15/2009                                                           587,250           292,891
iStar Financial, Inc., 6.0%, 12/15/2010                                                         45,000            46,821
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                                              65,000            67,681
PXRE Capital Trust I, 8.85%, 2/1/2027                                                           55,000            55,138
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                                  170,000           124,100
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                40,000            48,500
Tennessee Valley Authority, "A", 6.79%, 5/23/2012                                            1,500,000         1,733,468
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                            100,000            78,500
UAP Holdings Corp., 144A, Step-up Coupon, 0% to
1/15/2008, 10.75% to 7/15/2012                                                                  55,000            42,075
UGS Corp., 144A, 10.0%, 6/1/2012                                                                40,000            43,600
Universal City Development, 11.75%, 4/1/2010                                                   120,000           139,800
                                                                                                            ------------
                                                                                                               6,699,474

Health Care 1.0%
AmeriPath, Inc., 10.5%, 4/1/2013 (d)                                                            80,000            81,600
AmerisourceBergen Corp., 7.25%, 11/15/2012                                                      15,000            16,275
Curative Health Services, Inc., 10.75%, 5/1/2011                                                60,000            54,900
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                                    50,000            49,375
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                                          100,000            92,000
InSight Health Services Corp., Series B,
9.875%, 11/1/2011 (d)                                                                           55,000            55,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                                   55,000            47,300
Tenet Healthcare Corp., 6.375%, 12/1/2011 (d)                                                  430,000           385,925
                                                                                                            ------------
                                                                                                                 782,375

Industrials 5.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                              55,000            59,400
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                                          70,000            73,500
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                                   240,000           228,000
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                       15,000            17,475
Avondale Mills, Inc.:
144A, 8.75%, 10/1/2004                                                                          91,000            81,900
10.25%, 7/1/2013 (d)                                                                            40,000            24,000
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                                135,000           120,487
9.25%, 5/1/2021                                                                                 20,000            21,500
Cenveo Corp., 7.875%, 12/1/2013                                                                 70,000            68,250
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                                    55,000            58,025
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                       179,000           189,740
Collins & Aikman Products, 10.75%, 12/31/2011 (d)                                              135,000           135,000
Congoleum Corp., 8.625%, 8/1/2008 *                                                             55,000            49,500
Continental Airlines, Inc., 8.0%, 12/15/2005 (d)                                                90,000            82,350
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                                 95,000            95,238
Corrections Corp. of America, 9.875%, 5/1/2009                                                  95,000           106,044
Dana Corp.:
7.0%, 3/1/2029                                                                                 130,000           130,650
9.0%, 8/15/2011                                                                                 70,000            84,525
Delta Air Lines, Inc.:
7.9%, 12/15/2009 (d)                                                                            85,000            23,800
8.3%, 12/15/2029 (d)                                                                            25,000             5,875
Erico International Corp., 8.875%, 3/1/2012                                                     60,000            62,100
Geo Sub Corp., 144A, 11.0%, 5/15/2012                                                           30,000            28,350
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                         70,000            71,400
11.125%, 11/15/2007                                                                            105,000           124,687
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                             95,000           104,737
Interface, Inc., "A", 9.5%, 2/1/2014                                                            65,000            67,275
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                   110,000           122,650
Jostens IH Corp., 144A, 7.625%, 10/1/2012                                                       95,000            95,475
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                                    15,000            16,950
Kansas City Southern:
7.5%, 6/15/2009                                                                                180,000           184,050
9.5%, 10/1/2008                                                                                100,000           109,500
Laidlaw International, Inc., 10.75%, 6/15/2011                                                  90,000           102,713
Meritage Homes Corp., 7.0%, 5/1/2014 (d)                                                        70,000            71,750
Millennium America, Inc.:
7.625%, 11/15/2026 (d)                                                                         225,000           207,000
9.25%, 6/15/2008 (d)                                                                            95,000           104,737
144A, 9.25%, 6/15/2008                                                                          30,000            33,075
Motors and Gears, Inc., 10.75%, 11/15/2006                                                     120,000           111,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                          70,000            73,325
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                         30,000            31,350
Sea Containers Ltd., 10.5%, 5/15/2012                                                           70,000            71,488
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                               80,000            79,600
Ship Finance International Ltd., 8.5%, 12/15/2013                                              150,000           149,250
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (d)                                                                            115,000           117,012
10.375%, 7/1/2012                                                                               70,000            78,400
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                                          50,000            57,750
Thermadyne Holdings Corp., 9.25%, 2/1/2014 (d)                                                  75,000            72,938
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                                140,000           134,750
7.0%, 2/15/2014 (d)                                                                             25,000            22,187
Westlake Chemical Corp., 8.75%, 7/15/2011                                                       13,000            14,593
                                                                                                            ------------
                                                                                                               4,175,351

Information Technology 0.5%
Activant Solutions, Inc., 10.5%, 6/15/2011                                                      90,000            92,700
DigitalNet, Inc., 9.0%, 7/15/2010                                                               10,000            11,600
Itron, Inc., 144A, 7.75%, 5/15/2012                                                             35,000            35,087
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                                           215,000           174,150
7.25%, 7/15/2006 (d)                                                                            45,000            47,700
                                                                                                            ------------
                                                                                                                 361,237

Materials 4.3%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                                           95,000            70,300
ARCO Chemical Co., 9.8%, 2/1/2020                                                              435,000           453,487
ASARCO, Inc., 7.875%, 4/15/2013                                                                 30,000            25,800
Associated Materials, Inc., 144A, Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                             220,000           160,050
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                                                85,000            90,950
Constar International, Inc., 11.0%, 12/1/2012 (d)                                               65,000            61,425
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                               80,000            85,600
13.0%, 6/15/2009                                                                               130,000           127,400
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                             105,000            54,600
Georgia-Pacific Corp.:
8.0%, 1/15/2024 (d)                                                                            230,000           261,625
9.375%, 2/1/2013                                                                               140,000           164,850
Graham Packaging Co., Inc., 144A, 8.5%, 10/15/2012                                              95,000            96,900
Hexcel Corp., 9.75%, 1/15/2009                                                                  85,000            89,250
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                            120,000           139,200
Huntsman LLC, 11.625%, 10/15/2010 (d)                                                          135,000           156,263
IMC Global, Inc., 10.875%, 8/1/2013 (d)                                                         10,000            12,625
International Steel Group, Inc., 144A, 6.5%, 4/15/2014                                         180,000           180,000
MMI Products, Inc., Series B, 11.25%, 4/15/2007 (d)                                             55,000            55,550
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                                         120,000           131,100
144A, 13.0%, 9/30/2013                                                                          74,000            76,220
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                        55,000            61,600
Owens-Brockway Glass Container, 8.25%, 5/15/2013 (d)                                            65,000            69,225
Oxford Automotive Inc, 144A, 12.0%, 10/15/2010 (d)*                                            165,000            67,650
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009                                           20,000            17,100
11.125%, 9/1/2009                                                                               95,000            98,800
13.0%, 6/1/2010 (d)                                                                             10,000             8,600
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                                    30,000            23,550
Radnor Holdings Corp., 11.0%, 3/15/2010                                                         85,000            71,400
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                                 45,000            45,900
TriMas Corp., 9.875%, 6/15/2012                                                                220,000           228,250
United States Steel LLC, 9.75%, 5/15/2010                                                       90,000           103,050
                                                                                                            ------------
                                                                                                               3,288,320

Telecommunication Services 4.1%
American Cellular Corp., Series B, 10.0%, 8/1/2011                                             390,000           315,900
American Tower Corp., "A", 144A, 7.125%, 10/15/2012                                             45,000            44,550
AT&T Corp., 8.0%, 11/15/2031                                                                    45,000            49,050
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                                35,000            33,469
8.375%, 1/15/2014 (d)                                                                          350,000           319,375
Crown Castle International Corp., 9.375%, 8/1/2011                                              60,000            69,000
Dobson Communications Corp., 8.875%, 10/1/2013                                                 105,000            67,725
GCI, Inc., 7.25%, 2/15/2014                                                                     60,000            58,800
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                                        50,000            52,250
LCI International, Inc., 7.25%, 6/15/2007 (d)                                                  130,000           117,975
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                               25,000            21,063
MCI, Inc.:
6.688%, 5/1/2009                                                                               145,000           139,744
7.735%, 5/1/2014                                                                               270,000           255,825
Nextel Communications, Inc., 5.95%, 3/15/2014                                                   65,000            63,700
Nextel Partners, Inc., 8.125%, 7/1/2011 (d)                                                     80,000            84,800
Northern Telecom Capital, 7.875%, 6/15/2026 (d)                                                 60,000            57,900
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                          170,000           176,800
Qwest Corp.:
7.25%, 9/15/2025 (d)                                                                           475,000           427,500
144A, 7.875%, 9/1/2011                                                                          10,000            10,375
Qwest Services Corp.:
144A, 13.5%, 12/15/2010                                                                        185,000           215,987
144A, 14.0%, 12/15/2014                                                                        130,000           157,300
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                                      70,000            69,300
SBA Telecom, Inc., Step-up Coupon, 0% to
12/15/2007, 9.75% to 12/15/2011                                                                 50,000            40,500
Triton PCS, Inc., 8.5%, 6/1/2013                                                                80,000            72,600
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                                                  105,000           109,331
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                                    75,000            77,812
Western Wireless Corp., 9.25%, 7/15/2013                                                        20,000            20,400
                                                                                                            ------------
                                                                                                               3,129,031

Utilities 2.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                               45,000            50,738
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (d)                                     85,000            93,925
Aquila, Inc., 14.875%, 7/1/2012 (d)                                                             35,000            47,163
Calpine Corp.:
8.25%, 8/15/2005 (d)                                                                            75,000            73,688
144A, 8.5%, 7/15/2010 (d)                                                                       85,000            65,025
CMS Energy Corp.:
7.5%, 1/15/2009                                                                                 25,000            26,187
8.5%, 4/15/2011                                                                                150,000           163,500
DPL, Inc., 6.875%, 9/1/2011 (d)                                                                265,000           280,900
Illinova Corp., 11.5%, 12/15/2010 (d)                                                          200,000           237,000
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                       325,000           348,156
PG&E Corp., 6.875%, 7/15/2008                                                                  275,000           297,687
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010 (d)                                          140,000           150,500
                                                                                                            ------------
                                                                                                               1,834,469


Total Corporate Bonds (Cost $29,499,694)                                                                      29,496,726

Foreign Bonds - US$ Denominated 19.7%

Alestra SA de RL de CV, 8.0%, 6/30/2010                                                         25,000            20,500
Antenna TV SA, 9.0%, 8/1/2007                                                                   60,000            60,375
Aries Vermogensverwaltung GmbH, Series C,
144A, 9.6%, 10/25/2014                                                                         250,000           281,012
Avecia Group PLC, 11.0%, 7/1/2009                                                              265,000           233,200
Axtel SA, 11.0%, 12/15/2013                                                                    125,000           128,125
Biovail Corp., 7.875%, 4/1/2010 (d)                                                            135,000           137,700
Burns Philp Capital Property, 10.75%, 2/15/2011                                                 25,000            27,625
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (d)                                              165,000           113,850
Cascades, Inc., 7.25%, 2/15/2013                                                               145,000           151,887
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                              100,000            95,250
Conproca SA de CV, 12.0%, 6/16/2010                                                            100,000           127,000
Corp. Durango SA:
13.125%, 8/1/2006 * (d)                                                                         25,000            15,750
144A, 13.75%, 7/15/2009 *                                                                      110,000            69,300
CP Ships Ltd., 10.375%, 7/15/2012                                                               85,000            97,325
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                       50,000            58,125
Dominican Republic:
9.04%, 1/23/2013                                                                               170,000           131,750
144A, 9.04%, 1/23/2013                                                                          50,000            38,750
9.5%, 9/27/2006                                                                                 30,000            25,462
Eircom Funding, 8.25%, 8/15/2013 (d)                                                            65,000            71,175
Embratel, Series B, 11.0%, 12/15/2008                                                           75,000            83,063
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                         250,000           251,250
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus
..8125%, Series 30YR, 3.063%**, 4/15/2024                                                       140,000           122,332
3.125%**, 4/15/2012                                                                            197,648           183,081
8.875%, 4/15/2024                                                                              100,000            95,800
11.0%, 8/17/2040                                                                               330,000           369,930
Flextronics International Ltd., 6.5%, 5/15/2013                                                 65,000            66,463
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                            110,000           122,100
Government of Jamaica, 10.625%, 6/20/2017                                                       60,000            58,800
Government of Ukraine, 7.65%, 6/11/2013                                                        180,000           180,000
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                                  40,000            40,800
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                                  135,000           133,988
Innova S. de R.L., 9.375%, 9/19/2013 (d)                                                        80,000            87,000
INTELSAT, 6.5%, 11/1/2013                                                                       80,000            65,600
ISPAT Inland ULC, 9.75%, 4/1/2014                                                              125,000           137,813
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                         125,000           141,562
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                 95,000           103,550
LeGrand SA, 8.5%, 2/15/2025                                                                     90,000           103,050
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                         80,000            83,495
Luscar Coal Ltd., 9.75%, 10/15/2011                                                            110,000           124,850
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                                     130,000           130,650
Mizuho Financial Group , 8.375%, 12/29/2049                                                     60,000            64,913
Mobifon Holdings BV, 12.5% , 7/31/2010 (d)                                                     115,000           134,550
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010 (d)                                      65,000            65,163
Morroco Resources, 2.031%, 1/5/2009                                                            280,000           275,800
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                                 140,000           117,600
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                          145,031           137,750
Nortel Networks Corp., 6.875%, 9/1/2023                                                        145,000           132,675
Nortel Networks Ltd., 6.125%, 2/15/2006                                                        290,000           295,800
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                   385,005           436,018
Petroliam Nasional Berhad:
7.625%, 10/15/2026                                                                              40,000            47,203
7.75%, 8/15/2015                                                                                80,000            96,664
Republic of Argentina:
9.75%, 9/19/2027 *                                                                             260,000            75,712
Series BGL4, 11.0%, 10/9/2006 *                                                                 50,000            15,250
11.375%, 3/15/2010 *                                                                           905,000           273,762
Series BGL5, 11.375%, 1/30/2017 *                                                               15,000             4,575
11.75%, 4/7/2009 *                                                                              45,000            13,612
11.75%, 12/31/2049 *                                                                            35,000            10,588
Republic of Bulgaria:
Floating Rate Note Debt Conversion Bond, LIBOR plus
..8125%, Series RIAB, 2.75%**, 1/28/2005                                                         68,250            67,909
8.25%, 1/15/2015                                                                               500,000           617,425
Republic of Ecuador, Step-up Coupon, 8.0% to
8/15/2005, 9.0% to 8/15/2006, 10.0% to 8/15/2030                                               440,000           356,400
Republic of Philippines:
9.375%, 1/18/2017                                                                              370,000           388,962
9.875%, 1/15/2019                                                                              330,000           339,900
Republic of Turkey:
7.25%, 3/15/2015                                                                                50,000            49,287
8.0%, 2/14/2034                                                                                 60,000            60,975
9.0%, 6/30/2011                                                                                 40,000            44,475
9.5%, 1/15/2014                                                                                105,000           119,175
11.0%, 1/14/2013                                                                               210,000           257,512
11.875%, 1/15/2030                                                                             500,000           690,000
12.375%, 6/15/2009                                                                             380,000           473,100
Republic of Uruguay:
7.25%, 2/15/2011                                                                                80,000            75,200
7.5%, 3/15/2015                                                                                125,000           110,625
(PIK), 7.875%, 1/15/2033                                                                           399               321
Republic of Venezuela:
3.09%**, 4/20/2011                                                                             160,000           136,000
9.375%, 1/13/2034                                                                              320,000           316,160
10.75%, 9/19/2013                                                                              190,000           213,465
Rhodia SA:
7.625%, 6/1/2010                                                                                90,000            83,925
8.875%, 6/1/2011 (d)                                                                            45,000            39,150
10.25%, 6/1/2010 (d)                                                                            35,000            36,225
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                          85,000            78,200
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030                                           955,000           918,614
12.75%, 6/24/2028                                                                              100,000           152,000
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                      100,000            90,500
Series VII, 3.0%, 5/14/2011                                                                     40,000            31,700
Secunda International Ltd., 144A, 9.76%**, 1/18/2005                                            55,000            54,588
Shaw Communications, Inc.:
7.2%, 12/15/2011 (d)                                                                            20,000            21,750
7.25%, 4/6/2011 (d)                                                                             55,000            59,812
8.25%, 4/11/2010                                                                               180,000           203,400
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                      55,000            56,513
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                                     40,000            39,600
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                           250,000           183,750
Tembec Industries, Inc., 8.5%, 2/1/2011 (d)                                                    280,000           292,600
TFM SA de CV:
10.25%, 6/15/2007                                                                              215,000           222,525
11.75%, 6/15/2009                                                                              120,000           121,200
12.5%, 6/15/2012                                                                                80,000            88,800
United Mexican States:
7.5%, 4/8/2033                                                                                 310,000           325,810
8.0%, 9/24/2022                                                                                490,000           552,475
9.875%, 2/1/2010                                                                               220,000           271,260
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                          55,000            53,900
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                                          130,000           120,575

                                                                                                            ------------
Total Foreign Bonds - US$ Denominated (Cost $14,623,559)                                                      15,182,736

Foreign Bonds - Non US$ Denominated 19.5%

Aries Vermogensverwaltung GmbH, Series B,
7.75%, 10/25/2009                                                 EUR                          250,000           329,152
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                  EUR                           95,000           122,011
Corus Group PLC, 7.5%, 10/1/2011                                  EUR                           50,000            63,925
Federal Republic of Germany, 6.25%, 1/4/2024                      EUR                        1,030,000         1,566,895
Federative Republic of Brazil, 11.0%, 2/4/2010                    EUR                          340,000           477,906
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                      EUR                           50,000            63,439
Huntsman LLC, 10.125%, 7/1/2009                                   EUR                           75,000            97,024
Ispat Europe Group SA, 11.875%, 2/1/2011                          EUR                          180,000           254,129
Kredit Fuer Wiederaufbau, 5.0%, 7/4/2011                          EUR                        1,680,000         2,255,202
Mexican Fixed Rate Bonds:
Series M-20, 8.0%, 12/7/2023                                      MXN                        6,990,000           481,152
Series MI-10, 8.0%, 12/19/2013                                    MXN                        1,250,000            96,083
Province of Ontario, 1.875%, 1/25/2010                            JPY                      140,000,000         1,348,870
Republc of Turkey, Zero Coupon, 12/7/2005                         TRL                  450,000,000,000            29,446
Republic of Argentina:
1.0%, 2/26/2008 *                                                 EUR                          160,000            53,737
Series FEB, 1.0%, 2/26/2008 *                                     EUR                          250,000            84,585
7.5%, 5/23/2049 *                                                 EUR                          201,939            70,334
9.0%, 6/20/2049 *                                                 EUR                          100,000            34,207
Series EMTN, 10.0%, 1/7/2049 *                                    EUR                           80,000            27,615
11.75%, 11/13/2026 *                                              EUR                           46,016            15,603
Republic of Greece, 4.65%, 4/19/2007                              EUR                        1,635,000         2,124,642
Republic of Italy, 4.75%, 3/15/2006                               EUR                        1,300,000         1,667,773
Republic of Romania, 8.5%, 5/8/2012                               EUR                          370,000           566,099
TRW Automotive, Inc., 11.75%, 2/15/2013                           EUR                           45,000            67,730
United Kingdom Treasury Bond:
7.75%, 9/8/2006                                                   GBP                           50,000            95,804
8.75%, 8/25/2017                                                  GBP                          500,000         1,243,673
9.0%, 7/12/2011                                                   GBP                          785,000         1,763,267

                                                                                                            ------------
Total Foreign Bonds - Non US$ Denominated (Cost $13,071,086)                                                  15,000,303


US Government Backed 13.4%
US Treasury Bond:
5.375%, 2/15/2031 (d)                                                                          890,000           953,413
6.0%, 2/15/2026 (d)                                                                            275,000           313,532
8.5%, 2/15/2020 (d)                                                                            760,000         1,076,528
10.375%, 11/15/2012 (d)                                                                      3,350,000         4,080,196
12.75%, 11/15/2010                                                                             500,000           557,285
US Treasury Note, 5.75%, 8/15/2010 (d)                                                       3,000,000         3,344,415

                                                                                                            ------------
Total US Government Backed (Cost $10,075,536)                                                                 10,325,369


US Government Sponsored Agencies 4.3%
Federal Home Loan Mortgage Corp.:
2.875%, 9/15/2005                                                                              500,000           502,510
5.125%, 7/15/2012 (d)                                                                        2,700,000         2,836,056

                                                                                                            ------------
Total US Government Sponsored Agencies (Cost $3,231,972)                                                       3,338,566


Asset Backed 0.1%
MMCA Automobile Trust, "B", Series 2002-2,
4.67%, 3/15/2010
(Cost $52,760)                                                                                  56,589            55,786


Convertible Bond 0.2%
DIMON, Inc., 6.25%, 3/31/2007                                                                  115,000           108,100
HIH Capital Ltd., 144A, 7.5%, 9/25/2006                                                         20,000            18,000
                                                                                                            ------------
Total Convertible Bond (Cost $127,974)                                                                           126,100

                                                                                                Shares          Value ($)
                                                                                                ------          ---------
Convertible Preferred Stocks 0.2%
Hercules Trust II, 6.50%
(Cost $168,438)                                                                                    215           165,550


Preferred Stocks 0.2%

Paxson Communications Corp., 14.25% (PIK)                                                           17           127,500
TNP Enterprises, Inc., 14.5%, Series D  (PIK)                                                      575            64,938

                                                                                                            ------------
Total Preferred Stocks (Cost $222,800)                                                                           192,438

                                                                                             Principal
                                                                                             Amount ($)         Value ($)
                                                                                             ----------         ---------

Loan Participation 0.2%
Republic of Algeria, Floating Rate Debt Conversion
Bond, LIBOR plus .8125%, 2.813%**, 3/4/2010
(Cost $121,400)                                                                                126,000           124,425

                                                                                             Contracts          Value ($)
                                                                                             ---------          ---------
Foreign Currency Options 0.1%
JPY Call/USD Put, 10/15/2004, 108.88 Strike Price
SEK Cal/USD Put, 10/15/2004, 7.50 Strike Price                                               2,252,250             7,371
                                                                                               102,844            42,377

Total Foreign Currency Options (Cost $64,768)                                                               ------------
                                                                                                                  49,748

                                                                                                Shares          Value ($)
                                                                                                ------          ---------
Securities Lending Collateral 29.6%
Daily Assets Fund Institutional, 1.76% (c) (e)
(Cost $22,754,686)                                                                          22,754,686        22,754,686

Cash Equivalents 1.8%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $1,364,301)                                                                            1,364,301         1,364,301

                                                                                                            ------------

                                                                                               % of
                                                                                            Net Assets          Value ($)
                                                                                            ----------          ---------
Total Investment Portfolio  (Cost $95,378,974)
Other Assets and Liabilities, Net                                                                127.7        98,176,734
                                                                                                 -27.7       -21,286,491
Net Assets                                                                                                 -------------
                                                                                                 100.0        76,890,243
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $22,294,380 which is 29.0% of total net assets.

(e)     Represents collateral held in connection with securities lending.

At September 30, 2004, open written options were as follows:

Written Options                 Contracts         Expiration Date     Strike Price        Value ($)
-------------------------------------------------------------------------------------------------------------------------
SEK Put                          102,844            10/15/2004           7.50                1,130
-------------------------------------------------------------------------------------------------------------------------
JPY Put                        2,252,250            10/15/2004         108.86               25,780
-------------------------------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received $63,736)                               26,910
-------------------------------------------------------------------------------------------------------------------------


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Currency Abbreviations
--------------------------------------------------------------------------------
  MXN                                                   Mexican Peso
--------------------------------------------------------------------------------
  EUR                                                   Euro
--------------------------------------------------------------------------------
  JPY                                                   Japanese Yen
--------------------------------------------------------------------------------
   GBP                                                   British Pounds
--------------------------------------------------------------------------------
   SEK                                                   Swedish Krona
--------------------------------------------------------------------------------
  TRL                                                   Turkish Lira
--------------------------------------------------------------------------------

Scudder Variable Series II Technology Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                               Shares           Value ($)
                                                                                            -----------------------------

Common Stocks 98.1%
Consumer Discretionary 4.1%
Internet & Catalog Retail
eBay, Inc.*                                                                                       85,200       7,833,288
IAC/ InterActiveCorp.*                                                                            48,300       1,063,566
                                                                                                            ------------
                                                                                                               8,896,854

Health Care 1.0%
Health Care Equipment & Supplies
Waters Corp.*                                                                                     48,100       2,121,210

Information Technology 92.1%
Communications Equipment 14.9%
Avocent Corp.*                                                                                    93,900       2,444,217
Cisco Systems, Inc.*                                                                             362,800       6,566,680
Corning, Inc.*                                                                                   424,400       4,702,352
Juniper Networks, Inc.* (b)                                                                      108,400       2,558,240
Motorola, Inc.                                                                                   380,884       6,871,147
QUALCOMM, Inc.                                                                                   153,316       5,985,457
Scientific-Atlanta, Inc.                                                                         119,400       3,094,848
                                                                                                            ------------
                                                                                                              32,222,941

Computers & Peripherals 18.6%
ATI Technologies, Inc.* (b)                                                                       79,100       1,212,603
Dell, Inc.*                                                                                      162,775       5,794,790
EMC Corp.*                                                                                       849,600       9,804,384
Hewlett-Packard Co.(b)                                                                           401,652       7,530,975
International Business Machines Corp.                                                             38,300       3,283,842
Lexmark International, Inc. "A"*                                                                  51,125       4,295,011
QLogic Corp.* (b)                                                                                 83,500       2,472,435
Quanta Computer, Inc.                                                                          1,162,053       2,001,181
Research In Motion Ltd.*                                                                          33,900       2,587,926
Western Digital Corp.* (b)                                                                       156,800       1,378,272
                                                                                                           -------------
                                                                                                              40,361,419

Electronic Equipment & Instruments 3.7%
Agilent Technologies, Inc.*                                                                      128,722       2,776,533
Celestica, Inc.* (b)                                                                              96,400       1,224,280
Cogent, Inc.*                                                                                     12,600         229,572
Flextronics International Ltd.*                                                                  280,800       3,720,600
                                                                                                            ------------
                                                                                                               7,950,985

Internet Software & Services 3.2%
Check Point Software Technologies Ltd.*                                                          194,600       3,302,362
Yahoo!, Inc.*                                                                                    106,900       3,624,979
                                                                                                            ------------
                                                                                                               6,927,341

IT Consulting & Services 8.5%
Accenture Ltd. "A"*                                                                              100,500       2,718,525
Affiliated Computer Services, Inc. "A"*                                                           57,300       3,189,891
Cognizant Technology Solutions Corp.*                                                             54,600       1,665,846
Convergys Corp.*                                                                                  81,200       1,090,516
First Data Corp.                                                                                  75,379       3,278,987
Paychex, Inc.                                                                                    135,208       4,076,521
Unisys Corp.*                                                                                    231,600       2,390,112
                                                                                                            ------------
                                                                                                              18,410,398

Semiconductors & Semiconductor Equipment 19.8%
Analog Devices, Inc.                                                                              56,000       2,171,680
ASML Holding NV*                                                                                 138,337       1,780,397
Atmel Corp.* (b)                                                                                  96,800         350,416
Broadcom Corp. "A"*                                                                               80,458       2,195,699
Infineon Technologies AG (ADR)* (b)                                                              133,600       1,365,392
Intel Corp.                                                                                      370,189       7,425,991
KLA-Tencor Corp.*                                                                                 60,500       2,509,540
Koninklijke (Royal) Philips Electronics NV (New York Shares) (ADR)                                91,900       2,105,429
Linear Technology Corp.                                                                           64,040       2,320,809
Marvell Technology Group Ltd.*                                                                    99,300       2,594,709
Maxim Integrated Products, Inc.                                                                   78,837       3,334,017
Microchip Technology, Inc.                                                                        96,500       2,590,060
Micron Technology, Inc.*                                                                         129,400       1,556,682
National Semiconductor Corp.*                                                                    268,000       4,151,320
Novellus Systems, Inc.*                                                                           82,000       2,180,380
Samsung Electronics Co., Ltd.                                                                      5,770       2,294,972
Xilinx, Inc.                                                                                      72,300       1,952,100
                                                                                                            ------------
                                                                                                              42,879,593

Software 23.4%
Amdocs Ltd.*                                                                                      80,600       1,759,498
BEA Systems, Inc.*                                                                               538,358       3,720,054
Intuit, Inc.*                                                                                     72,213       3,278,470
Mercury Interactive Corp.*                                                                        41,600       1,451,008
Microsoft Corp.                                                                                  685,146      18,944,287
Oracle Corp.*                                                                                    763,500       8,612,280
SAP AG (ADR)(b)                                                                                   49,700       1,935,815
Symantec Corp.*                                                                                   18,700       1,026,256
TIBCO Software, Inc.* (b)                                                                        529,600       4,506,896
VERITAS Software Corp.*                                                                          310,256       5,522,557
                                                                                                            ------------
                                                                                                              50,757,121

Telecommunication Services 0.9%
Wireless Telecommunication Services
Telefonaktiebolaget LM Ericsson (ADR)* (b)                                                        60,600       1,893,144


Total Common Stocks (Cost $197,251,057)                                                                      212,421,006

Securities Lending Collateral 6.5%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $14,013,890)                                                                            14,013,890      14,013,890

Cash Equivalents 2.7%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $5,897,390)                                                                              5,897,390       5,897,390
                                                                                                            ------------

                                                                                                 % of
                                                                                               Net Assets       Value ($)
                                                                                               ----------       ---------

Total Investment Portfolio  (Cost $217,162,337)                                                    107.3     232,332,286
Other Assets and Liabilities, Net                                                                   -7.3     -15,819,396
                                                                                                            ------------
Net Assets                                                                                         100.0     216,512,890
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $13,760,208, which is 6.4% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.


At September 30, 2004, open written options were as follows:

                                                                                 Expiration   S   trike
Written Options                                                       Contracts     Date        Price ($)    Value ($)
-------------------------------------------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                                               125     10/16/2004           90          40,000
-------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                                416     10/15/2004         37.5          14,560
-------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.                                                  141     10/16/2004           80          38,940
-------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                           187     10/16/2004           50          97,240
-------------------------------------------------------------------------------------------------------------------------
BEA Systems. Inc.                                                       1,482    10/16/2004          7.5          14,820
-------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                                            816     10/16/2004         27.5          32,640
-------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.                                                    1,031    10/16/2004          8.5          14,434
-------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.                                                    1,490    10/16/2004          7.5         163,900
-------------------------------------------------------------------------------------------------------------------------
Put Options
-------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                                303     10/16/2004         35.0          43,935
-------------------------------------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $407,764)                                                   460,469
-------------------------------------------------------------------------------------------------------------------------


ADR: American Depository Receipts

Scudder Variable Series II Total Return Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                       Shares                Value ($)
                                                                                    --------------------------------------

Common Stocks 62.0%
Consumer Discretionary 9.0%
Automobiles 1.1%
Harley-Davidson, Inc.                                                                    112,200                6,669,168

Hotels Restaurants & Leisure 1.6%
International Game Technology                                                            170,200                6,118,690
YUM! Brands, Inc.                                                                        105,900                4,305,894
                                                                                                             ------------
                                                                                                               10,424,584

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                                               43,400                3,990,196

Media 2.7%
Comcast Corp., "A"*                                                                      117,600                3,283,392
McGraw-Hill Companies, Inc.                                                               64,700                5,155,943
Omnicom Group, Inc.                                                                       75,800                5,537,948
Viacom, Inc., "B"                                                                        109,239                3,666,061
                                                                                                             ------------
                                                                                                               17,643,344

Multiline Retail 1.6%
Kohl's Corp.*                                                                             51,400                2,476,966
Target Corp.                                                                             177,300                8,022,825
                                                                                                             ------------
                                                                                                               10,499,791

Specialty Retail 1.4%
Bed Bath & Beyond, Inc.*                                                                  33,900                1,258,029
Home Depot, Inc.                                                                          28,700                1,125,040
Lowe's Companies, Inc.                                                                    64,600                3,511,010
Staples, Inc.                                                                             95,400                2,844,828
                                                                                                             ------------
                                                                                                                8,738,907

Consumer Staples 7.7%
Beverages 1.9%
PepsiCo, Inc.                                                                            185,120                9,006,088
The Coca-Cola Co.                                                                         85,000                3,404,250
                                                                                                             ------------
                                                                                                               12,410,338

Food & Drug Retailing 2.6%
Wal-Mart Stores, Inc.                                                                    227,700               12,113,640
Walgreen Co.                                                                             131,000                4,693,730
                                                                                                             ------------
                                                                                                               16,807,370

Food Products 0.7%
Dean Foods Co.*                                                                           32,400                  972,648
Hershey Foods Corp.                                                                       56,400                2,634,444
Kellogg Co.                                                                               18,500                  787,475
                                                                                                             ------------
                                                                                                                4,394,567

Household Products 2.5%
Colgate-Palmolive Co.                                                                    143,500                6,483,330
Procter & Gamble Co.                                                                     173,000                9,362,760
                                                                                                             ------------
                                                                                                               15,846,090

Energy 5.5%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.                                                                       119,200                5,211,424
Nabors Industries Ltd.*                                                                   94,100                4,455,635
Schlumberger Ltd.                                                                         86,800                5,842,508
                                                                                                             ------------
                                                                                                               15,509,567

Oil & Gas 3.1%
Burlington Resources, Inc.                                                               122,800                5,010,240
ConocoPhillips                                                                            76,800                6,362,880
Devon Energy Corp.                                                                        72,500                5,148,225
EOG Resources, Inc.                                                                       54,400                3,582,240
                                                                                                             ------------
                                                                                                               20,103,585

Financials 6.2%
Banks 0.8%
Bank of America Corp.                                                                    119,200                5,164,936

Capital Markets 1.2%
Goldman Sachs Group, Inc.                                                                 21,300                1,986,012
Lehman Brothers Holdings, Inc.                                                            27,700                2,208,244
Morgan Stanley                                                                            72,600                3,579,180
                                                                                                             ------------
                                                                                                                7,773,436

Consumer Finance 1.4%
American Express Co.                                                                     168,700                8,681,302

Diversified Financial Services 1.3%
Citigroup, Inc.                                                                          146,799                6,476,772
Fannie Mae                                                                                28,900                1,832,260
                                                                                                             ------------
                                                                                                                8,309,032

Insurance 1.5%
AFLAC, Inc.                                                                              101,900                3,995,499
American International Group, Inc.                                                        87,137                5,924,444
                                                                                                             ------------
                                                                                                                9,919,943

Health Care 14.2%
Biotechnology 3.0%
Amgen, Inc.*                                                                              18,400                1,042,912
Genentech, Inc.*                                                                         228,200               11,962,244
Gilead Sciences, Inc.*                                                                   164,000                6,130,320
                                                                                                             ------------
                                                                                                               19,135,476

Health Care Equipment & Supplies 3.8%
Baxter International, Inc.                                                               104,900                3,373,584
Boston Scientific Corp.*                                                                 112,800                4,481,544
C.R. Bard, Inc.                                                                           45,600                2,582,328
Hospira, Inc.*                                                                            16,650                  509,490
Medtronic, Inc.                                                                          114,500                5,942,550
Zimmer Holdings, Inc.*                                                                    93,300                7,374,432
                                                                                                             ------------
                                                                                                               24,263,928

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.                                                                 122,800                9,055,272

Pharmaceuticals 6.0%
Abbott Laboratories                                                                      166,500                7,052,940
Eli Lilly & Co.                                                                          109,300                6,563,465
Johnson & Johnson                                                                        220,766               12,435,749
Pfizer, Inc.                                                                             421,775               12,906,315
                                                                                                             ------------
                                                                                                               38,958,469

Industrials 4.9%
Aerospace & Defense 1.3%
United Technologies Corp.                                                                 87,600                8,180,088

Air Freight & Logistics 0.8%
FedEx Corp.                                                                               58,800                5,038,572

Industrial Conglomerates 2.8%
3M Co.                                                                                    47,000                3,758,590
General Electric Co.                                                                     438,500               14,724,830
                                                                                                             ------------
                                                                                                               18,483,420

Information Technology 13.5%
Communications Equipment 2.0%
Cisco Systems, Inc.*                                                                     515,800                9,335,980
QUALCOMM, Inc.                                                                            94,000                3,669,760
                                                                                                             ------------
                                                                                                               13,005,740

Computers & Peripherals 2.6%
Dell, Inc.*                                                                               91,100                3,243,160
EMC Corp.*                                                                               542,200                6,256,988
International Business Machines Corp.                                                     89,500                7,673,730
                                                                                                             ------------
                                                                                                               17,173,878

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                                     118,400                3,202,720
Fiserv, Inc.*                                                                            117,700                4,103,022
Paychex, Inc.                                                                             57,800                1,742,670
                                                                                                             ------------
                                                                                                                9,048,412

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.                                                                              366,000                7,341,960
Linear Technology Corp.                                                                  127,500                4,620,600
Texas Instruments, Inc.                                                                  100,400                2,136,512
                                                                                                             ------------
                                                                                                               14,099,072

Software 5.3%
Adobe Systems, Inc.                                                                       21,400                1,058,658
Electronic Arts, Inc.*                                                                   116,000                5,334,840
Intuit, Inc.*                                                                             61,600                2,796,640
Microsoft Corp.                                                                          639,800               17,690,470
MicroStrategy, Inc.*                                                                          22                      904
Oracle Corp.*                                                                            269,400                3,038,832
Symantec Corp.*                                                                           74,100                4,066,608
                                                                                                             ------------
                                                                                                               33,986,952

Materials 0.5%
Chemicals
Ecolab, Inc.                                                                             106,000                3,332,640

Telecommunication Services 0.5%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.                                                              37,900                1,492,502

Wireless Telecommunication Services 0.3%
AT&T Wireless Services, Inc.*                                                            131,200                1,939,136

                                                                                                             ------------
Total Common Stocks (Cost $321,485,918)                                                                       400,079,713


Warrants 0.0%
MircoStrategy, Inc.*
(Cost $0)                                                                                     96                        9

Convertible Preferred Stocks 0.0%
Hercules Trust II, 6.50%
(Cost $97,775)                                                                               150                  115,500

Preferred Stocks 0.0%
TNP Enterprises, Inc., 14.50%, Series D (PIK)
(Cost $63,953)                                                                               536                   60,596


                                                                                         Principal
                                                                                         Amount ($)             Value ($)
                                                                                         ----------             ---------

Convertible Bond 0.0%

DIMON, Inc., 6.25%, 3/31/2007
(Cost $64,884)                                                                            70,000                   65,800

Corporate Bonds 7.9%
Consumer Discretionary 1.1%

Adesa, Inc., 7.625%, 6/15/2012                                                            35,000                   36,050
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                                      65,000                   61,750
Cablevision Systems New York Group:
144A, 5.67%**, 4/1/2009                                                                   55,000                   57,200
144A, 8.0%, 4/15/2012                                                                     15,000                   15,675
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                            55,000                   61,325
Carrols Corp., 9.5%, 12/1/2008                                                            30,000                   30,750
Choctaw Resort Development Enterprises,
9.25%, 4/1/2009                                                                           70,000                   74,725
Comcast Cable Communications, Inc.:
6.2%, 11/15/2008                                                                         120,000                  129,674
8.375%, 3/15/2013                                                                        577,000                  698,741
Continental Cablevision, Inc., 9.0%, 9/1/2008                                            180,000                  211,024
CSC Holdings, Inc., 7.875%, 12/15/2007                                                    80,000                   84,900
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                      600,000                  617,929
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                        238,000                  296,310
DIMON, Inc., Series B, 9.625%, 10/15/2011                                                190,000                  200,450
EchoStar DBS Corp.:
6.375%, 10/1/2011                                                                         55,000                   55,688
144A, 6.625%, 10/1/2014                                                                   15,000                   14,906
Foot Locker, Inc., 8.5%, 1/15/2022                                                        35,000                   37,275
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                               75,000                   72,000
General Motors Corp., 8.25%, 7/15/2023                                                    75,000                   78,893
Jacobs Entertainment Co., 11.875%, 2/1/2009                                               80,000                   90,400
Liberty Media Corp.:
3.38%**, 9/17/2006                                                                     1,111,000                1,122,899
5.7%, 5/15/2013                                                                          115,000                  113,692
LIN Television Corp., 6.5%, 5/15/2013                                                     40,000                   40,900
Marquee, Inc., 144A, 5.97%**, 8/15/2010                                                   20,000                   20,600
Mediacom LLC, 9.5%, 1/15/2013                                                            105,000                  101,062
MGM MIRAGE, 8.375%, 2/1/2011                                                             105,000                  115,894
NCL Corp., 144A, 10.625%, 7/15/2014                                                       55,000                   57,613
PEI Holding, Inc., 11.0%, 3/15/2010                                                       80,000                   92,900
Petro Stopping Centers, 9.0%, 2/15/2012                                                  100,000                  106,000
Premier Entertainment Biloxi LLC\Finance,
10.75%, 2/1/2012                                                                          50,000                   52,750
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                                 55,000                   55,275
8.875%, 5/15/2011                                                                         50,000                   50,000
Rent-Way, Inc., 11.875%, 6/15/2010                                                        50,000                   54,500
Schuler Homes, Inc., 10.5%, 7/15/2011                                                     90,000                  103,500
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                          135,000                  140,062
8.75%, 12/15/2011                                                                         85,000                   92,225
Sonic Automotive, Inc., 8.625%, 8/15/2013                                                110,000                  116,325
Tele-Communications, Inc., 9.875%, 6/15/2022                                             670,000                  911,700
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                                       120,000                  111,300
7.875%, 4/15/2013                                                                         90,000                   89,775
TRW Automotive, Inc., 11.0%, 2/15/2013                                                   100,000                  119,000
United Auto Group, Inc., 9.625%, 3/15/2012                                               100,000                  110,250
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                              65,000                   75,237
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                                30,000                   29,850
Visteon Corp., 8.25%, 8/1/2010                                                            55,000                   57,888
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                         60,000                   63,450
Williams Scotsman, Inc., 9.875%, 6/1/2007                                                 80,000                   76,600
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011                                          75,000                   68,063
                                                                                                             ------------
                                                                                                                7,074,975

Consumer Staples 0.1%

Agrilink Foods, Inc., 11.875%, 11/1/2008                                                  15,000                   15,675
Gold Kist, Inc., 144A, 10.25%, 3/15/2014                                                  45,000                   49,950
North Atlantic Trading Co., 9.25%, 3/1/2012                                               40,000                   38,400
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                                    60,000                   56,550
144A, 8.25%, 12/1/2013                                                                    15,000                   14,138
Standard Commercial Corp., 144A, 8.0%, 4/15/2012                                          55,000                   56,375
Swift & Co., 12.5%, 1/1/2010                                                              35,000                   38,675
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                       30,000                   32,400
Wornick Co., 144A, 10.875%, 7/15/2011                                                     65,000                   69,550
                                                                                                             ------------
                                                                                                                  371,713

Energy 1.0%

Avista Corp., 9.75%, 6/1/2008                                                            100,000                  118,040
CenterPoint Energy Resources Corp., Series B,
7.875%, 4/1/2013                                                                         345,000                  406,676
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                         55,000                   57,475
9.0%, 8/15/2012                                                                           40,000                   45,700
Citgo Petroleum Corp., 11.375%, 2/1/2011                                                 150,000                  176,625
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                            75,000                   84,750
Edison Mission Energy, 7.73%, 6/15/2009                                                  105,000                  110,250
El Paso Production Holding Corp., 7.75%, 6/1/2013                                         85,000                   85,212
Enterprise Products Operating LP:
144A, 4.625%, 10/15/2009                                                                 455,000                  458,779
7.5%, 2/1/2011                                                                           442,000                  503,252
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                           125,000                  136,359
Frontier Oil Corp., 144A, 6.625%, 10/1/2011                                               50,000                   50,625
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                     90,000                   91,800
Pedernales Electric Cooperative, Series 02-A,
144A, 6.202%, 11/15/2032                                                               2,090,000                2,187,060
Pemex Project Funding Master Trust, 144A,
3.18%**, 6/15/2010                                                                       805,000                  813,452
Pride International, Inc., 144A, 7.375%, 7/15/2014                                        10,000                   11,100
Southern Natural Gas, 8.875%, 3/15/2010                                                   70,000                   78,750
Stone Energy Corp., 8.25%, 12/15/2011                                                    100,000                  107,750
Tri-State Generation & Transmission Association,
144A, 7.144%, 7/31/2033                                                                  454,000                  504,299
Williams Cos., Inc.:
8.125%, 3/15/2012                                                                         90,000                  103,725
8.75%, 3/15/2032                                                                          75,000                   83,812
                                                                                                             ------------
                                                                                                                6,215,491

Financials 2.7%

Ahold Finance USA, Inc., 6.25%, 5/1/2009                                                 115,000                  119,025
American General Finance Corp., Series I,
3.875%, 10/1/2009                                                                        915,000                  907,007
AmeriCredit Corp., 9.25%, 5/1/2009                                                       175,000                  185,937
BF Saul REIT, 7.5%, 3/1/2014                                                             125,000                  127,500
Capital One Bank:
5.0%, 6/15/2009                                                                          335,000                  346,925
5.75%, 9/15/2010                                                                         130,000                  138,588
Consolidated Communications Holdings, 144A,
9.75%, 4/1/2012                                                                           35,000                   35,875
Dollar Financial Group, Inc., 9.75%, 11/15/2011                                           25,000                   26,500
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                           100,000                  104,000
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                       100,000                  118,111
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                        1,000,000                1,036,491
6.875%, 2/1/2006                                                                       3,293,000                3,445,868
General Motors Acceptance Corp.:
6.75%, 1/15/2006                                                                       4,910,000                5,121,577
6.875%, 9/15/2011                                                                        375,000                  393,383
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                              745,000                  730,946
iStar Financial, Inc., 6.0%, 12/15/2010                                                   65,000                   67,631
JPMorgan Chase & Co., 5.125%, 9/15/2014                                                1,645,000                1,653,819
Poster Financial Group, Inc., 8.75%, 12/1/2011                                            70,000                   72,888
PXRE Capital Trust I, 8.85%, 2/1/2027                                                     60,000                   60,150
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                          50,000                   60,625
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                              1,500,000                1,464,031
Republic New York Corp., 5.875%, 10/15/2008                                              985,000                1,054,531
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                                 45,000                   46,575
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                       65,000                   51,025
UGS Corp., 144A, 10.0%, 6/1/2012                                                          45,000                   49,050
Universal City Development, 11.75%, 4/1/2010                                              80,000                   93,200
                                                                                                             ------------
                                                                                                               17,511,258

Health Care 0.5%

AmerisourceBergen Corp., 7.25%, 11/15/2012                                                21,000                   22,785
Curative Health Services, Inc., 10.75%, 5/1/2011                                          35,000                   32,025
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009                                         65,000                   59,800
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                      2,695,000                3,135,786
InSight Health Services Corp., Series B,
9.875%, 11/1/2011                                                                         50,000                   50,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                             40,000                   34,400
Tenet Healthcare Corp., 6.375%, 12/1/2011                                                265,000                  237,838
                                                                                                             ------------
                                                                                                                3,572,634

Industrials 0.4%

Allied Waste North America, Inc., Series B,
5.75%, 2/15/2011                                                                         235,000                  223,250
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                                 25,000                   29,125
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                           60,000                   53,550
9.25%, 5/1/2021                                                                           15,000                   16,125
Cenveo Corp., 7.875%, 12/1/2013                                                           55,000                   53,625
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                              30,000                   31,650
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                  95,000                  100,700
Collins & Aikman Products, 10.75%, 12/31/2011                                             80,000                   80,000
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012                                           80,000                   80,200
Corrections Corp. of America, 9.875%, 5/1/2009                                            70,000                   78,138
Dana Corp.:
7.0%, 3/1/2029                                                                            85,000                   85,425
9.0%, 8/15/2011                                                                           30,000                   36,225
Erico International Corp., 8.875%, 3/1/2012                                               55,000                   56,925
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                                50,000                   50,621
Hercules, Inc.:
144A, 6.75%, 10/15/2029                                                                   80,000                   81,600
11.125%, 11/15/2007                                                                       30,000                   35,625
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                       70,000                   77,175
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                              75,000                   83,625
Jostens IH Corp., 144A, 7.625%, 10/1/2012                                                 95,000                   95,475
Kansas City Southern:
7.5%, 6/15/2009                                                                           85,000                   86,912
9.5%, 10/1/2008                                                                           90,000                   98,550
Laidlaw International, Inc., 10.75%, 6/15/2011                                            55,000                   62,769
Meritage Homes Corp., 7.0%, 5/1/2014                                                      65,000                   66,625
Millennium America, Inc.:
7.625%, 11/15/2026                                                                       150,000                  138,000
9.25%, 6/15/2008                                                                          45,000                   49,612
144A, 9.25%, 6/15/2008                                                                    20,000                   22,050
Samsonite Corp., 144A, 8.875%, 6/1/2011                                                   35,000                   36,575
Sea Containers Ltd., 10.5%, 5/15/2012                                                     45,000                   45,956
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                         65,000                   64,675
Ship Finance International Ltd., 8.5%, 12/15/2013                                        115,000                  114,425
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                           70,000                   71,225
10.375%, 7/1/2012                                                                         55,000                   61,600
The Brickman Group, Ltd., Series B,
11.75%, 12/15/2009                                                                        50,000                   57,750
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                          130,000                  125,125
7.0%, 2/15/2014                                                                           45,000                   39,937
Westlake Chemical Corp., 8.75%, 7/15/2011                                                 26,000                   29,185
                                                                                                             ------------
                                                                                                                2,520,030

Information Technology 0.0%

Activant Solutions, Inc., 10.5%, 6/15/2011                                                65,000                   66,950
DigitalNet, Inc., 9.0%, 7/15/2010                                                         10,000                   11,600
Itron, Inc., 144A, 7.75%, 5/15/2012                                                       40,000                   40,100
Lucent Technologies, Inc., 6.45%, 3/15/2029                                              145,000                  117,450
                                                                                                             ------------
                                                                                                                  236,100

Materials 0.3%

ARCO Chemical Co., 9.8%, 2/1/2020                                                        315,000                  328,387
Caraustar Industries, Inc., 9.875%, 4/1/2011                                              45,000                   48,150
Dayton Superior Corp., 10.75%, 9/15/2008                                                  65,000                   69,550
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                          195,000                  221,812
9.375%, 2/1/2013                                                                          95,000                  111,863
Huntsman Advanced Materials, 144A,
11.0%, 7/15/2010                                                                          90,000                  104,400
Huntsman LLC, 11.625%, 10/15/2010                                                         90,000                  104,175
IMC Global, Inc., 10.875%, 8/1/2013                                                       35,000                   44,188
International Steel Group, Inc., 144A,
6.5%, 4/15/2014                                                                          145,000                  145,000
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                  60,000                   67,200
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                          70,000                   74,550
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006,
11.125% to 6/15/2009                                                                      25,000                   21,375
11.125%, 9/1/2009                                                                         65,000                   67,600
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                           35,000                   35,700
TriMas Corp., 9.875%, 6/15/2012                                                          155,000                  160,812
United States Steel LLC, 9.75%, 5/15/2010                                                 63,000                   72,135
                                                                                                             ------------
                                                                                                                1,676,897

Telecommunication Services 0.6%

American Cellular Corp., Series B, 10.0%, 8/1/2011                                       235,000                  190,350
AT&T Corp., 8.0%, 11/15/2031                                                              25,000                   27,250
BellSouth Corp., 5.2%, 9/15/2014                                                       1,175,000                1,185,956
Cincinnati Bell, Inc., 8.375%, 1/15/2014                                                 215,000                  196,187
GCI, Inc., 7.25%, 2/15/2014                                                               55,000                   53,900
Insight Midwest LP, 9.75%, 10/1/2009                                                      35,000                   36,575
MCI, Inc.:
6.688%, 5/1/2009                                                                          35,000                   33,731
7.735%, 5/1/2014                                                                         225,000                  213,188
Nextel Communications, Inc., 5.95%, 3/15/2014                                             50,000                   49,000
Northern Telecom Capital, 7.875%, 6/15/2026                                              135,000                  130,275
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                                    110,000                  114,400
Qwest Corp.:
7.25%, 9/15/2025                                                                         400,000                  360,000
144A, 7.875%, 9/1/2011                                                                   235,000                  243,812
Telecomunicaciones de Puerto Rico, Inc.,
6.65%, 5/15/2006                                                                         910,000                  957,599
Triton PCS, Inc., 8.5%, 6/1/2013                                                          35,000                   31,763
                                                                                                             ------------
                                                                                                                3,823,986

Utilities 1.2%

AES Corp., 144A, 8.75%, 5/15/2013                                                         35,000                   39,463
Allegheny Energy Supply Co. LLC, 144A,
8.25%, 4/15/2012                                                                          80,000                   88,400
CMS Energy Corp.:
7.5%, 1/15/2009                                                                           70,000                   73,325
144A, 7.75%, 8/1/2010                                                                     25,000                   26,437
8.5%, 4/15/2011                                                                           35,000                   38,150
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                              1,245,000                1,224,194
144A, 5.0%, 2/15/2012                                                                    975,000                  988,605
DPL, Inc., 6.875%, 9/1/2011                                                              185,000                  196,100
Illinova Corp., 11.5%, 12/15/2010                                                        135,000                  159,975
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                                 190,000                  203,537
PG&E Corp., 6.875%, 7/15/2008                                                            160,000                  173,200
Progress Energy, Inc., 6.75%, 3/1/2006                                                 2,550,000                2,677,888
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010                                         85,000                   91,375
Xcel Energy, Inc., 7.0%, 12/1/2010                                                     1,780,000                2,013,027
                                                                                                             ------------
                                                                                                                7,993,676


Total Corporate Bonds (Cost $49,946,068)                                                                       50,996,760

Asset Backed 2.7%
Automobile Receivables 0.4%

Daimler Chrysler Auto Trust, "A4",
Series 2002-A, 4.49%, 10/6/2008                                                          672,000                  681,409
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009                                                   700,000                  700,727
"B", Series 2002-2, 4.67%, 3/15/2010                                                      71,680                   70,663
"B", Series 2002-1, 5.37%, 1/15/2010                                                     979,185                  976,809
                                                                                                             ------------
                                                                                                                2,429,608

Credit Card Receivables 0.0%
MBNA Credit Card Master Note Trust, "A2",
Series 2004-A2, 1.91%**, 7/15/2013                                                        80,000                   79,997

Home Equity Loans 1.9%

Argent NIM Trust, "A", Series 2004-WN2,
144A, 4.55%, 4/25/2034                                                                   575,137                  574,092
Countrywide Asset-Backed Certificates, "N1",
Series 2004-2N, 144A, 5.0%, 2/25/2035                                                    814,133                  812,108
Countrywide Home Equity Loan Trust:
"2A", Series 2004-D, 2.01%**, 6/15/2029                                                1,949,677                1,946,631
"2A", Series 2004-E, 2.02%**, 6/15/2029                                                2,042,589                2,039,397
Series 2004-C, 2.09%**, 1/15/2034                                                      1,511,338                1,509,236
Countrywide Home Loan, "A16",
Series 2002-36, 5.25%, 1/25/2033                                                         726,504                  727,222
Long Beach Mortgage Loan Trust, "A3",
Series 2004-1, 2.14%**, 2/25/2034                                                      1,420,980                1,421,316
Park Place Securities Trust, "B",
Series 2004-WHQ1, 144A, 3.483%, 9/25/2034                                              1,555,000                1,554,991
Residential Asset Securities Corp., "AI6",
Series 2000-KS1, 7.905%, 2/25/2031                                                     1,821,258                1,920,190
                                                                                                             ------------
                                                                                                               12,505,183

Industrials 0.1%
BAE System 2001 Asset Trust, "B",
Series B 2001, 144A, 7.156%, 12/15/2011                                                  313,408                  338,107

Miscellaneous 0.3%

Delta Air Lines, Inc.:
"G-2", Series 2002-1, 6.417%, 7/2/2012                                                   581,000                  589,872
"G-1", Series 2002-1, 6.718%, 7/2/2024                                                   254,724                  261,770
Northwest Airlines, "G", Series 1999-3,
7.935%, 4/1/2019                                                                         804,126                  878,925
                                                                                                             ------------
                                                                                                                1,730,567

Total Asset Backed (Cost $17,168,080)                                                                          17,083,462


Foreign Bonds - US$ Denominated 3.5%

Antenna TV SA, 9.0%, 8/1/2007                                                             45,000                   45,281
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                             1,012,226                1,058,738
Axtel SA, 11.0%, 12/15/2013                                                               90,000                   92,250
Biovail Corp., 7.875%, 4/1/2010                                                          100,000                  102,000
Burns Philp Capital Property, 10.75%, 2/15/2011                                           35,000                   38,675
Cascades, Inc., 7.25%, 2/15/2013                                                         120,000                  125,700
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011                                      435,000                  506,637
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                        100,000                   95,250
Conproca SA de CV, 12.0%, 6/16/2010                                                      100,000                  127,000
CP Ships Ltd., 10.375%, 7/15/2012                                                         65,000                   74,425
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                 35,000                   40,688
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010                                                                          240,000                  287,661
8.25%, 6/15/2030                                                                       1,249,000                1,614,430
Eircom Funding, 8.25%, 8/15/2013                                                          65,000                   71,175
Embratel, Series B, 11.0%, 12/15/2008                                                     50,000                   55,375
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034                                       475,000                  485,544
Esprit Telecom Group PLC, 11.5%, 12/15/2007 *                                            630,000                       63
Fage Dairy Industry SA, 9.0%, 2/1/2007                                                   230,000                  231,150
Federative Republic of Brazil, 8.875%, 4/15/2024                                          80,000                   76,640
Flextronics International Ltd., 6.5%, 5/15/2013                                           80,000                   81,800
Gazprom OAO, 144A, 9.625%, 3/1/2013                                                      100,000                  111,000
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                            25,000                   25,500
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                            115,000                  114,137
Innova S. de R.L., 9.375%, 9/19/2013                                                      65,000                   70,687
INTELSAT, 6.5%, 11/1/2013                                                                 65,000                   53,300
ISPAT Inland ULC, 9.75%, 4/1/2014                                                         85,000                   93,712
Jafra Cosmetics International, Inc.,
10.75%, 5/15/2011                                                                        115,000                  130,237
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                           75,000                   81,750
LeGrand SA, 8.5%, 2/15/2025                                                               65,000                   74,425
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                                   65,000                   67,840
Luscar Coal Ltd., 9.75%, 10/15/2011                                                       90,000                  102,150
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                             2,235,000                2,257,515
Millicom International Cellular SA, 144A,
10.0%, 12/1/2013                                                                          90,000                   90,450
Mizuho Financial Group:
144A, 5.79%, 4/15/2014                                                                   177,000                  182,616
8.375%, 12/29/2049                                                                     1,995,000                2,158,353
Mobifon Holdings BV, 12.5% , 7/31/2010                                                    50,000                   58,500
Mobile Telesystems Financial, 144A,
8.375%, 10/14/2010                                                                        55,000                   55,137
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                            55,000                   46,200
Nortel Networks Corp., 6.875%, 9/1/2023                                                   15,000                   13,725
Nortel Networks Ltd., 6.125%, 2/15/2006                                                  155,000                  158,100
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                           450,000                  549,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                             239,002                  270,670
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                     1,155,000                1,137,547
Republic of Turkey:
7.25%, 3/15/2015                                                                          30,000                   29,572
9.0%, 6/30/2011                                                                           20,000                   22,237
9.5%, 1/15/2014                                                                           45,000                   51,075
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                                    75,000                   69,000
Royal Bank of Scotland Group PLC, Series 3,
7.816%, 11/29/2049                                                                     1,045,000                1,103,324
Russian Ministry of Finance, Series VII,
3.0%, 5/14/2011                                                                           60,000                   47,550
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                        1,735,000                1,903,696
Secunda International Ltd., 144A, 9.76%**, 9/1/2012                                       40,000                   39,700
Shaw Communications, Inc.:
B, 7.25%, 4/6/2011                                                                        55,000                   59,812
8.25%, 4/11/2010                                                                         130,000                  146,900
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                45,000                   46,237
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                               40,000                   39,600
Sociedad Concesionaria Autopista Central,
144A, 6.223%, 12/15/2026                                                               2,015,000                2,099,207
Tembec Industries, Inc., 8.5%, 2/1/2011                                                  220,000                  229,900
TFM SA de CV:
10.25%, 6/15/2007                                                                        135,000                  139,725
11.75%, 6/15/2009                                                                         85,000                   85,850
12.5%, 6/15/2012                                                                          33,000                   36,630
Tyco International Group SA:
6.75%, 2/15/2011                                                                         465,000                  523,167
6.875%, 1/15/2029                                                                      1,436,000                1,609,278
7.0%, 6/15/2028                                                                          689,000                  777,345
United Mexican States:
Series A, MTN, 6.75%, 9/27/2034                                                          375,000                  360,187
8.375%, 1/14/2011                                                                        125,000                  146,563
Vicap SA, 11.375%, 5/15/2007                                                              15,000                   14,925
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                    50,000                   49,000
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                         60,000                   55,650

                                                                                                             ------------
Total Foreign Bonds - US$ Denominated (Cost $22,829,101)                                                       22,799,163


US Government Sponsored Agencies 0.2%
Federal Home Loan Mortgage Corp.,
2.875%, 12/15/2006
(Cost $1,567,515)                                                                      1,561,000                1,559,405

US Government Agency Sponsored Pass-Throughs 2.2%
Federal Home Loan Mortgage Corp., 5.0%, 5/1/2033 (b)                                   1,220,000                1,207,800
Federal National Mortgage Association:
4.5% with various maturities from 5/1/2018
until 12/1/2018 (b)                                                                    1,808,638                1,803,029
4.845%, 6/1/2013                                                                       1,120,333                1,150,457
5.0% with various maturities from 6/1/2018
until 3/1/2034 (b)                                                                     2,885,286                2,888,960
5.5% with various maturities from 3/1/2018
until 7/1/2033                                                                         2,758,792                2,835,069
6.0%, 11/1/2017                                                                          889,038                  933,695
6.31%, 2/1/2008                                                                        1,595,610                1,676,040
6.5%, 5/1/2017                                                                           213,858                  226,545
7.13%, 1/1/2012                                                                          969,792                1,034,648
8.0%, 9/1/2015                                                                           319,181                  340,931

Total US Government Agency Sponsored                                                                         ------------
Pass-Throughs (Cost $14,109,906)                                                                               14,097,174

US Government Backed 4.2%

US Treasury Bond, 6.0%, 2/15/2026                                                     10,612,000               12,098,922
US Treasury Note:
1.5%, 3/31/2006                                                                        5,020,000                4,954,504
3.125%, 10/15/2008                                                                     5,456,000                5,447,903
4.375%, 8/15/2012                                                                      4,142,000                4,270,145

                                                                                                             ------------
Total US Government Backed (Cost $25,738,871)                                                                  26,771,474


Collateralized Mortgage Obligations 9.9%

Fannie Mae:
"A1", Series 2002-93, 6.5%, 3/25/2032                                                    559,821                  575,697
"C", Series 1997-MS, 6.74%, 8/25/2007                                                  1,090,000                1,177,573
Fannie Mae Grantor Trust, "1A3", Series 2004-T2,
7.0%, 11/25/2043                                                                         634,612                  679,828
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                             1,250,000                1,243,505
"1A3", Series 2004-W1, 4.49%, 11/25/2043                                               1,195,000                1,212,153
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                    967,559                1,044,538
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                  1,865,358                2,026,829
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019                                                     1,238,000                1,244,261
"PV", Series 2726, 3.5%, 4/15/2026                                                     1,645,000                1,653,235
"QC", Series 2694, 3.5%, 9/15/2020                                                     1,900,000                1,904,237
"NB", Series 2750, 4.0%, 12/15/2022                                                    1,558,000                1,565,571
"ME", Series 2691, 4.5%, 4/15/2032                                                     3,040,000                2,917,351
"PE", Series 2727, 4.5%, 7/15/2032                                                     1,250,000                1,197,684
"QH", Series 2694, 4.5%, 3/15/2032                                                     2,990,000                2,867,001
"JD", Series 2778, 5.0%, 12/15/2032                                                    2,480,000                2,438,093
"PD", Series 2844, 5.0%, 12/15/2032                                                    2,365,000                2,325,400
"PE", Series 2721, 5.0%, 1/15/2023                                                       665,000                  665,901
"PE", Series 2777, 5.0%, 4/15/2033                                                     2,365,000                2,309,204
"PQ", Series 2844, 5.0%, 5/15/2023                                                     2,220,000                2,288,244
"QC", Series 2836, 5.0%, 9/15/2022                                                     2,220,000                2,288,279
"TE", Series 2780, 5.0%, 1/15/2033                                                     1,685,000                1,664,814
"TE", Series 2827, 5.0%, 4/15/2033                                                     2,350,000                2,324,403
"PE", Series 2512, 5.5%, 2/15/2022                                                       420,000                  436,442
"BD", Series 2453, 6.0%, 5/15/2017                                                     2,250,000                2,358,191
"3A", Series T-41, 7.5%, 7/25/2032                                                     1,124,445                1,214,048
Federal National Mortgage Association:
"NE", Series 2004-52, 4.5%, 7/25/2033                                                  1,118,000                1,066,315
"QG", Series 2004-29, 4.5%, 12/25/2032                                                 1,245,000                1,189,530
"WB", Series 2003-106, 4.5%, 10/25/2015                                                1,870,000                1,910,565
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                   176,057                  176,011
"A2", Series 2002-W9, 4.7%, 8/25/2042                                                     57,205                   57,248
"KY", Series 2002-55, 4.75%, 4/25/2028                                                   332,244                  332,301
"1A3", Series 2003-W19, 4.783%, 11/25/2033                                             1,175,000                1,192,355
"PE", Series 2002-3, 5.5%, 8/25/2015                                                   4,690,000                4,823,391
"PD", Series 2002-31, 6.0%, 11/25/2021                                                 6,500,000                6,763,291
"PM", Series 2001-60, 6.0%, 3/25/2030                                                    697,349                  706,426
"HM", Series 2002-36, 6.5%, 12/25/2029                                                   137,435                  139,732
"1A3", Series 2004-T3, 7.0%, 2/25/2044                                                   310,190                  332,291
"A2", Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042                                  1,453,343                1,556,894
FHLMC Structured Pass-Through Securities,
"3A", Series T-58, 7.0%, 9/25/2043                                                       959,775                1,028,159
Government National Mortgage Association,
"PD", Series 2004-30, 5.0%, 2/20/2033                                                  1,115,000                1,098,018

                                                                                                             ------------
Total Collateralized Mortgage Obligations (Cost $63,053,317)                                                   63,995,009


Commercial and Non-Agency Mortgage-Backed Securities 3.3%

Bank of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%**, 8/25/2034                                                     2,275,000                2,308,140
Bank of America-First Union Commercial Mortgage, Inc.,
"A1", Series 2001-3, 4.89%, 4/11/2037                                                    766,843                  789,880
Citigroup Mortgage Loan Trust, Inc., "1CB2",
Series 2004-NCM2, 6.75%, 9/25/2034                                                       266,460                  279,283
Countrywide Alternative Loan Trust, "1A1",
Series 2004-J1, 6.0%, 2/25/2034                                                          674,619                  688,513
Countrywide Home Loans:
"1A6", Series 2003-1, 5.5%, 3/25/2033                                                    452,101                  454,465
"A5", Series 2002-27, 5.5%, 12/25/2032                                                   904,556                  906,967
First Union-Lehman Brothers Commercial Mortgage,
"A3", Series 1997-C1, 7.38%, 4/18/2029                                                 1,836,345                1,981,557
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                      1,278,242                1,377,467
JP Morgan Chase Commercial Mortgage Securities,
"A3", Series 2002-CIB-4, 6.162%, 5/12/2034                                             1,560,000                1,718,638
Master Adjustable Rate Mortgages Trust,
"9A2", Series 2004-5, 4.88%, 6/25/2032                                                 1,200,000                1,217,308
Master Alternative Loan Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                    348,462                  361,522
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                    807,001                  842,564
Master Asset Securitization Trust, "8A1",
Series 2003-6, 5.5%, 7/25/2033                                                         1,227,068                1,235,247
Mortgage Capital Funding, Inc., "A3",
Series 1997-MC1, 7.288%, 7/20/2027                                                     1,327,498                1,366,720
PNC Mortgage Acceptance Corp., "A2",
Series 2000-C1, 7.61%, 2/15/2010                                                       1,545,000                1,779,406
Residential Asset Securities Corp., "AI",
Series 2003-KS9, 4.71%, 3/25/2033                                                      1,845,000                1,885,168
Structured Asset Securities Corp., "2A1",
Series 2003-1, 6.0%, 2/25/2018                                                           118,999                  122,962
Washington Mutual Mortgage Securities Corp.,
"4A1", Series 2002-S7, 4.5%, 11/25/2032                                                  274,353                  275,299
Wells Fargo Mortgage Backed Securities Trust,
"1A1", Series 2003-6, 5.0%, 6/25/2018                                                  1,841,016                1,864,702

                                                                                                             ------------
Total Commercial and Non-Agency
Mortgage-Backed Securities (Cost $21,462,898)                                                                  21,455,808


Municipal Investments 1.9%
Broward County, FL, Airport Revenue, Airport
Systems Revenue, Series J-2, 6.13%, 10/1/2007 (c)                                      1,000,000                1,078,940
Illinois, Higher Education Revenue, Educational
Facilities Authority, Series C, 7.1%, 7/1/2012 (c)                                     1,000,000                1,161,740
Mashantucket, CT, Special Assessment Revenue,
Western Pequot Tribe Special Revenue, Series A,
144A, 6.57%, 9/1/2013 (c)                                                              1,285,000                1,423,420
New York, GO, Environmental Facilities Corp.,
Series B, 4.95%, 1/1/2013 (c)                                                          1,895,000                1,934,113
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016 (c)                                 1,000,000                1,099,250
Passaic County, NJ, County GO, 5.0%, 2/15/2017 (c)                                     1,735,000                1,738,869
Texas, American Campus Properties Student
Housing Financing Ltd, 6.125%, 8/1/2023 (c)                                            1,040,000                1,095,234
Union County, NJ, Improvement Authority,
Student Loan Revenue, 5.29%, 4/1/2018 (c)                                              1,185,000                1,206,200
Washington, Industrial Development Revenue,
3.5%, 10/1/2010 (c)                                                                    1,840,000                1,774,367

                                                                                                           -----------
Total Municipal Investments (Cost $12,328,184)                                                                 12,512,133

Government National Mortgage Association 0.4%

Government National Mortgage Association:
5.0%, 9/20/2033                                                                        1,095,234                1,090,588
6.0%, 7/20/2034                                                                        1,654,194                1,714,573

Total Government National                                                                                    ------------
Mortgage Association (Cost $2,787,134)                                                                          2,805,161

                                                                                    Shares                 Value ($)
                                                                                    ------                 ---------

Cash Equivalents 2.0%

Scudder Cash Management QP Trust, 1.70% (a)
(Cost $12,717,213)                                                                    12,717,213               12,717,213
                                                                                                             ------------

                                                                                    % of
                                                                                    Net Assets             Value ($)
                                                                                    ----------             ---------

Total Investment Portfolio  (Cost $565,420,817)                                            100.2              647,114,380
Other Assets and Liabilities, Net                                                           -0.2               -1,242,009
                                                                                                             ------------
Net Assets                                                                                   100              645,872,371
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Mortgage dollar roll included.

(c) Bond is insured by one of these companies:
                                                          As of % of Total
                                                                Investment
Insurance Coverage                                               Portfolio
------------------------------------------------------------------------------
AMBAC             AMBAC assurance Corp.                              0.5
------------------------------------------------------------------------------
FGIC              Financial Guaranty Insurance Company               0.3
------------------------------------------------------------------------------
FSA               Financial Security Assurance                       0.7
------------------------------------------------------------------------------
MBIA              Municipal Bond Investors Assurance                 0.4
------------------------------------------------------------------------------


144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

MTN: Medium Term Note

PIK Denotes that interest or dividend is paid in kind

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments in the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Scudder Variable Series II Davis Venture Value Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

==================================================================================================================================

                                                                                   Shares                               Value ($)
                                                                                ==================================================

Common Stocks 94.1%
Consumer Discretionary 6.6%
Internet & Catalog retail 0.5%
IAC/ InterActiveCorp.* (b)                                                               67,800                         1,492,956

Media 5.3%
Comcast Corp. "A"*                                                                      354,200                         9,889,264
Gannett Co., Inc.                                                                        21,000                         1,758,960
Lagardere S.C.A.                                                                         54,700                         3,397,985
WPP Group PLC (ADR) (b)                                                                  20,700                           966,669
                                                                                                                     ------------
                                                                                                                       16,012,878

Specialty Retail 0.8%
AutoZone, Inc.*                                                                          31,400                         2,425,650

Consumer Staples 10.5%
Beverages 2.2%
Diageo PLC (ADR) (b)                                                                     83,300                         4,200,819
Heineken Holding NV "A"                                                                  95,600                         2,573,361
                                                                                                                     ------------
                                                                                                                        6,774,180

Food & Drug Retailing 2.9%
Costco Wholesale Corp.                                                                  206,700                         8,590,452

Food Products 0.9%
Hershey Foods Corp.                                                                      55,600                         2,597,076

Tobacco 4.5%
Altria Group, Inc.                                                                      290,600                        13,669,824

Energy 8.7%
Energy Equipment & Services 0.6%
Transocean, Inc.*                                                                        53,600                         1,917,808

Oil & Gas 8.1%
ConocoPhillips                                                                           88,660                         7,345,481
Devon Energy Corp.                                                                       82,800                         5,879,628
EOG Resources, Inc.                                                                      70,400                         4,635,840
Occidental Petroleum Corp.                                                              116,300                         6,504,659
                                                                                                                     ------------
                                                                                                                       24,365,608

Financials 49.1%
Banks 12.6%
Fifth Third Bancorp.                                                                     86,500                         4,257,530
Golden West Financial Corp.                                                              76,900                         8,532,055
HSBC Holdings PLC                                                                       625,792                         9,944,618
Lloyds TSB Group PLC (ADR) (b)                                                           77,800                         2,449,144
Takefuji Corp.                                                                           37,900                         2,429,156
Wells Fargo & Co.                                                                       172,600                        10,292,138
                                                                                                                     ------------
                                                                                                                       37,904,641

Capital Markets 1.0%
Morgan Stanley                                                                           47,500                         2,341,750
State Street Corp.                                                                       15,500                           662,005
                                                                                                                     ------------
                                                                                                                        3,003,755

Consumer Finance 7.4%
American Express Co.                                                                    407,100                        20,949,366
Providian Financial Corp.*                                                               91,500                         1,421,910
                                                                                                                     ------------
                                                                                                                       22,371,276

Diversified Financial Services 8.2%
Citigroup, Inc.                                                                         215,700                         9,516,684
JPMorgan Chase & Co.                                                                    269,484                        10,706,599
Moody's Corp.                                                                            48,200                         3,530,650
Principal Financial Group, Inc.                                                          30,300                         1,089,891
                                                                                                                     ------------
                                                                                                                       24,843,824

Insurance 18.1%
American International Group, Inc.                                                      228,700                        15,549,313
Aon Corp.                                                                                96,800                         2,782,032
Berkshire Hathaway, Inc. "B"*                                                             5,005                        14,369,355
Chubb Corp.                                                                              12,500                           878,500
Loews Corp.                                                                              88,600                         5,183,100
Markel Corp.*                                                                               900                           277,560
Marsh & McLennan Companies, Inc.                                                         64,200                         2,937,792
Progressive Corp.                                                                        98,700                         8,364,825
Sun Life Financial, Inc.                                                                 17,700                           531,708
Transatlantic Holdings, Inc.                                                             71,437                         3,882,601
                                                                                                                     ------------
                                                                                                                       54,756,786

Real Estate 1.8%
CenterPoint Properties Corp. (REIT)                                                     121,600                         5,299,328

Health Care 4.0%
Health Care Providers & Services 1.8%
Cardinal Health, Inc.                                                                    69,600                         3,046,392
HCA, Inc.                                                                                60,900                         2,323,335
                                                                                                                     ------------
                                                                                                                        5,369,727

Pharmaceuticals 2.2%
Eli Lilly & Co.                                                                          53,700                         3,224,685
Novartis AG (Registered)                                                                 28,500                         1,332,396
Pfizer, Inc.                                                                             71,700                         2,194,020
                                                                                                                     ------------
                                                                                                                        6,751,101

Industrials 7.8%
Air Freight & Logistics 0.8%
United Parcel Service, Inc. "B"                                                          32,800                         2,490,176

Commercial Services & Supplies 3.3%
D&B Corp.*                                                                               49,900                         2,929,130
H&R Block, Inc.                                                                         106,300                         5,253,346
Iron Mountain, Inc.*                                                                     10,800                           365,580
Rentokil Initial PLC                                                                    446,600                         1,217,906
                                                                                                                     ------------
                                                                                                                        9,765,962

Industrial Conglomerates 3.7%
Tyco International Ltd.                                                                 364,462                        11,174,405

Information Technology 3.0%
Communications Equipment 0.3%
Nokia Oyj (ADR)                                                                          60,600                           831,432

Computers & Peripherals 1.5%
Lexmark International, Inc. "A" *                                                        53,400                         4,486,134


Semiconductors & Semiconductor Equipment 0.0%
Agere Systems, Inc. "A"*                                                                124,700                           130,935

Software 1.2%
Microsoft Corp.                                                                         127,700                         3,530,905

Materials 4.0%
Construction Materials 1.3%
Martin Marietta Materials, Inc.                                                          42,500                         1,923,975
Vulcan Materials Co.                                                                     42,400                         2,160,280
                                                                                                                     ------------
                                                                                                                        4,084,255

Containers & Packaging 2.7%
Sealed Air Corp.*                                                                       174,700                         8,097,345

Telecommunication Services 0.4%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR) (b)                                                           71,600                         1,392,620
                                                                                                                     ------------

Total Common Stocks (Cost $242,728,402)                                                                               284,131,039

Securities Lending Collateral 3.2%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $9,498,557)                                                                     9,498,557                         9,498,577

Cash Equivalents 6.6%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $19,936,967)                                                                   19,936,967                        19,936,967
                                                                                                                     ------------


                                                                                        % of
                                                                                     Net Assets                         Value ($)
                                                                                     ----------                         ---------

Total Investment Portfolio  (Cost $272,163,926)                                           103.9                       313,566,583
Other Assets and Liabilities, Net                                                          -3.9                       -11,688,559
                                                                                                                      -----------
Net Assets                                                                                100.0                       301,878,024
                                                                                                                     ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $9,327,792, which is 3.1% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)   Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

REIT: Real Estate Investment Trust

Scudder Variable Series II Dreman Financial Services Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares                Value ($)
                                                                                    ----------------------------------------
Common Stocks 99.9%
Financials 99.9%
Banks 44.3%
Bank of America Corp.                                                                       279,820              12,124,601
Banknorth Group, Inc.                                                                        53,311               1,865,885
Golden West Financial Corp.                                                                  17,950               1,991,553
Independence Community Bank Corp.                                                            16,000                 624,800
KeyCorp.                                                                                    190,555               6,021,538
Mercantile Bankshares Corp.                                                                  41,100               1,971,156
National Bank of Canada                                                                     154,350               5,369,387
National City Corp.                                                                          41,031               1,584,617
PNC Financial Services Group                                                                 65,640               3,551,124
Popular, Inc.                                                                                99,300               2,611,590
Provident Financial Services, Inc.                                                           41,100                 708,975
Regions Financial Corp.                                                                      81,272               2,686,852
Sovereign Bancorp, Inc.                                                                     122,575               2,674,587
Sterling Financial Corp. *                                                                    1,034                  36,438
US Bancorp.                                                                                 192,720               5,569,608
Wachovia Corp.                                                                               87,340               4,100,613
Washington Mutual, Inc. (b)                                                                 288,932              11,291,463
Wells Fargo & Co.                                                                            49,310               2,940,355
                                                                                                                 ----------
                                                                                                                 67,725,142

Capital Markets 8.1%
Bear Stearns Companies, Inc.                                                                 20,840               2,004,183
Franklin Resources, Inc.                                                                     21,110               1,177,093
Goldman Sachs Group, Inc.                                                                    19,900               1,855,476
Lehman Brothers Holdings, Inc.                                                               20,900               1,666,148
Merrill Lynch & Co., Inc.                                                                    55,250               2,747,030
Morgan Stanley                                                                               58,780               2,897,854
Piper Jaffray Companies, Inc.*                                                                1,842                  72,925
                                                                                                                 ----------
                                                                                                                 12,420,709

Consumer Finance 4.9%
American Express Co.                                                                        117,950               6,069,707
SLM Corp.                                                                                    30,530               1,361,638
                                                                                                                 ----------
                                                                                                                  7,431,345

Diversified Financial Services 27.4%
Allied Capital Corp.(b)                                                                      78,495               1,914,493
CIT Group, Inc.                                                                              55,090               2,059,815
Citigroup, Inc.                                                                             139,000               6,132,680
Fannie Mae                                                                                  138,380               8,773,292
Freddie Mac(b)                                                                              252,605              16,479,950
JPMorgan Chase & Co.                                                                        167,224               6,643,810
                                                                                                                 ----------
                                                                                                                 42,004,040

Insurance 15.1%
Allstate Corp.                                                                               40,195               1,928,958
American International Group, Inc.                                                          234,173              15,921,422
Chubb Corp.                                                                                  23,230               1,632,605
Marsh & McLennan Companies, Inc.                                                             34,690               1,587,414
Prudential Financial, Inc.                                                                   18,590                 874,474
St. Paul Travelers Companies, Inc.                                                           33,105               1,094,451
                                                                                                                 ----------
                                                                                                                 23,039,324

Real Estate 0.1%
Government Properties Trust, Inc.                                                            23,000                 218,500

                                                                                                                -----------
Total Common Stocks (Cost $124,458,896)                                                                         152,839,060

Securities Lending Collateral 18.0%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $27,523,475)                                                                       27,523,475              27,523,475

Cash Equivalents 0.1%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $122,264)                                                                             122,264                 122,264
                                                                                                                -----------

                                                                                            % of
                                                                                         Net Assets
                                                                                         ----------

Total Investment Portfolio  (Cost $152,104,635)                                               118.0             180,484,799
Other Assets and Liabilities, Net                                                             -18.0             -27,487,165
                                                                                                                -----------
Net Assets                                                                                    100.0             152,997,634
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $26,913,605, which is 17.6% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

Scudder Variable Series II Dreman High Return Equity Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                                            Shares                         Value ($)
                                                                     -----------------------------------------------
Common Stocks 90.9%
Consumer Discretionary 7.8%
Automobiles 0.6%
Ford Motor Co.                                                             345,000                        4,847,250

Multiline Retail 0.8%
Federated Department Stores, Inc.                                          129,505                        5,883,412

Specialty Retail 6.4%
Best Buy Co., Inc.                                                          47,225                        2,561,484
Borders Group, Inc. (b)                                                    712,900                       17,679,920
Home Depot, Inc.                                                           388,455                       15,227,436
Lowe's Companies, Inc.                                                      80,950                        4,399,633
Staples, Inc.                                                              334,165                        9,964,800
                                                                                                         ----------
                                                                                                         49,833,273

Consumer Staples 17.7%
Food & Drug Retailing 0.6%
Safeway, Inc.*                                                             232,650                        4,492,471

Tobacco 17.1%
Altria Group, Inc.                                                       1,349,420                       63,476,717
Imperial Tobacco Group (ADR)                                                95,145                        4,171,157
Reynolds American, Inc. (b)                                                298,073                       20,280,887
Universal Corp. (b)                                                        266,570                       11,899,685
UST, Inc.                                                                  816,640                       32,877,926
                                                                                                        -----------
                                                                                                        132,706,372

Energy 11.5%
Energy Equipment & Services 0.7%
Transocean, Inc.*                                                          154,200                        5,517,276

Oil & Gas 10.8%
ChevronTexaco Corp.                                                        474,460                       25,450,034
ConocoPhillips                                                             416,823                       34,533,785
Devon Energy Corp.                                                         126,475                        8,980,990
El Paso Corp.                                                              846,510                        7,779,427
Kerr-McGee Corp.                                                           120,300                        6,887,175
                                                                                                         ----------
                                                                                                         83,631,411

Financials 31.5%
Banks 13.5%
Bank of America Corp.                                                      521,636                       22,602,488
KeyCorp.                                                                   335,280                       10,594,848
PNC Financial Services Group                                               236,014                       12,768,357
Sovereign Bancorp, Inc.                                                    501,910                       10,951,676
US Bancorp.                                                                265,700                        7,678,730
Wachovia Corp.                                                             140,000                        6,573,000
Washington Mutual, Inc.                                                    854,175                       33,381,159
                                                                                                        -----------
                                                                                                        104,550,258

Capital Markets 0.0%
Piper Jaffray Companies, Inc.*                                               2,657                          105,191

Diversified Financial Services 14.8%
CIT Group, Inc.                                                             89,100                        3,331,449
Fannie Mae                                                                 652,073                       41,341,428
Freddie Mac                                                              1,000,341                       65,262,247
JPMorgan Chase & Co.                                                       132,864                        5,278,687
                                                                                                        -----------
                                                                                                        115,213,811

Insurance 3.2%
American International Group, Inc.                                         206,675                       14,051,833
Marsh & McLennan Companies, Inc. (b)                                       167,500                        7,664,800
St. Paul Travelers Companies, Inc.                                          98,405                        3,253,269
                                                                                                         ----------
                                                                                                         24,969,902

Health Care 16.2%
Health Care Equipment & Supplies 0.9%
Becton, Dickinson & Co.                                                    145,055                        7,499,344

Health Care Providers & Services 8.5%
AmerisourceBergen Corp.                                                    218,000                       11,708,780
Cardinal Health, Inc.                                                       70,500                        3,085,785
HCA, Inc.                                                                  296,200                       11,300,030
Humana, Inc.*                                                              102,045                        2,038,859
Laboratory Corp. of America Holdings*                                      343,075                       14,999,239
Medco Health Solutions, Inc.*                                              316,434                        9,777,811
Quest Diagnostics, Inc.                                                    145,550                       12,840,421
                                                                                                         ----------
                                                                                                         65,750,925

Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.                                                   875,560                       20,724,505
Merck & Co., Inc.                                                          360,195                       11,886,435
Pfizer, Inc.                                                               479,530                       14,673,618
Schering-Plough Corp.                                                      134,905                        2,571,289
Wyeth                                                                       75,775                        2,833,985
                                                                                                         ----------
                                                                                                         52,689,832

Industrials 3.3%
Electrical Equipment 0.8%
Emerson Electric Co.                                                        96,450                        5,969,291

Industrial Conglomerates 2.5%
General Electric Co.                                                       209,350                        7,029,973
Tyco International Ltd.                                                    415,005                       12,724,053
                                                                                                         ----------
                                                                                                         19,754,026

Information Technology 2.9%
IT Consulting & Services
Electronic Data Systems Corp.                                            1,147,840                       22,256,618

Utilities 0.0%
Gas Utilities
NiSource, Inc.*                                                             43,220                          110,211

                                                                                                       ------------
Total Common Stocks (Cost $629,521,311)                                                                 705,780,874

Securities Lending Collateral 1.4%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $11,357,100)                                                      11,357,100                       11,357,100

Cash Equivalents 8.7%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $67,278,382)                                                      67,278,382                       67,278,382
                                                                                                       ------------

                                                                              % of
                                                                                    Net Assets             Value ($)

Total Investment Portfolio  (Cost $708,156,793)                              101.0                      784,416,356
Other Assets and Liabilities, Net                                             -1.0                       -7,731,903
                                                                                                       ------------
Net Assets                                                                   100.0                      776,684,453
                                                                                                       ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $11,065,397, which is 1.4% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series II Dreman Small Cap Value Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares               Value ($)
                                                                                      ------------------------------------

Common Stocks 94.5%
Consumer Discretionary 6.8%
Auto Components 0.2%
Noble International Ltd.                                                                    48,000                876,960

Hotels Restaurants & Leisure 2.0%
Bluegreen Corp.*                                                                           194,500              2,164,785
CBRL Group, Inc.                                                                            74,300              2,680,744
Jameson Inns, Inc.*                                                                        394,400                702,032
Multimedia Games, Inc.*                                                                    101,900              1,579,450
Navigant International, Inc.*                                                              114,100              1,863,253
                                                                                                             ------------
                                                                                                                8,990,264

Household Durables 0.5%
Standard Pacific Corp.                                                                      40,500              2,282,985

Leisure Equipment & Products 0.5%
Lakes Entertainment, Inc.*                                                                 237,800              2,492,144

Media 0.5%
Catalina Marketing Corp.*                                                                  103,200              2,381,856

Specialty Retail 2.3%
Borders Group, Inc.                                                                         94,500              2,343,600
Linens 'N Things, Inc.*                                                                     99,800              2,312,366
Mettler-Toledo International, Inc.*                                                        129,900              6,133,878
                                                                                                             ------------
                                                                                                               10,789,844

Textiles, Apparel & Luxury Goods 0.8%
Phillips-Van Heusen Corp.                                                                  167,336              3,728,246

Consumer Staples 3.6%
Food Products 1.7%
Chiquita Brands International, Inc.*                                                       185,900              3,236,519
Ralcorp Holdings, Inc.*                                                                    129,700              4,682,170
                                                                                                             ------------
                                                                                                                7,918,689

Personal Products 0.9%
Helen of Troy Ltd.*                                                                        157,100              4,276,262

Tobacco 1.0%
Universal Corp.                                                                             47,500              2,120,400
Vector Group Ltd.                                                                          158,677              2,384,909
                                                                                                             ------------
                                                                                                                4,505,309

Energy 13.8%
Energy Equipment & Services 4.4%
Grant Prideco, Inc.*                                                                       129,700              2,657,553
Matrix Service Co.*                                                                        132,400                677,888
Offshore Logistics, Inc.*                                                                   97,800              3,366,276
Oil States International, Inc.*                                                            270,900              5,065,830
Patterson-UTI Energy, Inc.                                                                 392,100              7,477,347
Superior Energy Services, Inc.*                                                             78,400              1,012,928
                                                                                                             ------------
                                                                                                               20,257,822

Oil & Gas 9.4%
ATP Oil & Gas Corp.*                                                                        35,900                437,262
Comstock Resources, Inc.*                                                                  160,045              3,348,141
Delta Petroleum Corp.*                                                                      83,200              1,084,928
Denbury Resources, Inc.*                                                                   252,600              6,416,040
Energy Partners Ltd.*                                                                      155,500              2,531,540
Frontier Oil Corp.                                                                         150,100              3,543,861
Global Industries, Inc.*                                                                   171,400              1,059,252
Magnum Hunter Resources, Inc.*                                                             222,700              2,569,958
Parallel Petroleum Corp.*                                                                  143,900                684,964
Penn Virginia Corp.                                                                        167,200              6,619,448
Pioneer Drilling Co.*                                                                      389,800              3,274,320
Remington Oil & Gas Corp.*                                                                 115,900              3,042,375
Tesoro Petroleum Corp.*                                                                     90,500              2,672,465
Ultra Petroleum Corp.*                                                                     132,600              6,504,030
                                                                                                             ------------
                                                                                                               43,788,584

Financials 28.6%
Banks 10.9%
BankAtlantic Bancorp., Inc. "A"                                                            113,850              2,085,732
Capital Bancorp., Ltd.                                                                      47,100              1,381,914
Center Financial Corp.                                                                     118,200              2,248,164
Colonial BancGroup, Inc.                                                                   133,400              2,728,030
Community First Bankshares, Inc.                                                            42,400              1,359,344
First Federal Capital Corp.                                                                 88,800              2,685,312
FirstFed Financial Corp.*                                                                   53,350              2,607,748
Glacier Bancorp., Inc.                                                                     124,756              3,637,885
Greater Bay Bancorp.                                                                       161,300              4,637,375
Independence Community Bank Corp.                                                           66,500              2,596,825
IndyMac Bancorp., Inc.                                                                      85,950              3,111,390
International Bancshares Corp.                                                              53,148              1,953,189
Oriental Finance Group, Inc.                                                                52,400              1,417,944
PFF Bancorp., Inc.                                                                          76,600              2,931,482
Provident Bankshares Corp.                                                                  97,550              3,272,802
R & G Financial Corp. "B"                                                                  134,725              5,207,121
S&T Bancorp, Inc.                                                                           41,600              1,485,536
Sterling Financial Corp.*                                                                   74,682              2,631,794
Webster Financial Corp.                                                                     53,300              2,632,487
                                                                                                             ------------
                                                                                                               50,612,074

Diversified Financial Services 3.4%
ACE Cash Express, Inc.*                                                                    105,400              2,744,616
Bank Mutual Corp.                                                                          114,700              1,376,400
CMET Finance Holdings, Inc.*                                                                 7,200                720,000
Jer Investment Trust, Inc. 144A*                                                           149,900              2,248,500
Prospect Energy Corp.*                                                                     254,500              3,804,775
Provident Senior Living Trust 144A*                                                        334,300              5,014,500
                                                                                                             ------------
                                                                                                               15,908,791

Insurance 4.4%
Ceres Group, Inc.*                                                                         346,890              1,890,551
Endurance Specialty Holdings Ltd.                                                           40,800              1,311,720
Meadowbrook Insurance Group, Inc.*                                                         263,500              1,283,245
ProCentury Corp.*                                                                          336,700              3,350,165
Quanta Capital Holdings Ltd.*                                                              279,300              2,276,295
Scottish Re Group Ltd.                                                                     251,300              5,320,021
Selective Insurance Group, Inc.                                                            125,700              4,676,040
                                                                                                             ------------
                                                                                                               20,108,037

Real Estate 9.9%
Capital Lease Funding, Inc. (REIT)                                                         232,300              2,564,592
Fieldstone Investment Corp. (REIT) 144A                                                    386,700              6,573,900
Highland Hospitality Corp. (REIT)                                                          264,100              3,010,740
KKR Financial Corp. (REIT) 144A*                                                           982,300             10,068,575
Medical Properties of America (REIT)                                                       109,300              1,093,000
Newcastle Investment Corp. (REIT)                                                          254,600              7,816,220
Novastar Financial, Inc. (REIT)                                                            277,600             12,103,360
Saxon Capital, Inc. (REIT)*                                                                123,000              2,644,500
                                                                                                             ------------
                                                                                                               45,874,887

Health Care 7.6%
Biotechnology 2.5%
Axonyx, Inc.*                                                                              330,000              1,864,500
Charles River Laboratories International, Inc.*                                            117,300              5,372,340
Serologicals Corp.*                                                                        186,800              4,358,044
                                                                                                             ------------
                                                                                                               11,594,884

Health Care Equipment & Supplies 0.6%
Fisher Scientific International, Inc.*                                                      49,560              2,890,835

Health Care Providers & Services 3.4%
Allied Healthcare International, Inc.*                                                     439,000              2,366,210
LabOne, Inc.*                                                                               87,500              2,557,625
Odyssey Healthcare, Inc.*                                                                   79,600              1,412,900
Pediatrix Medical Group, Inc.*                                                              42,600              2,336,610
Province Healthcare Co.*                                                                   190,400              3,983,168
Triad Hospitals, Inc.*                                                                      89,300              3,075,492
                                                                                                             ------------
                                                                                                               15,732,005

Pharmaceuticals 1.1%
Par Pharmaceutical Cos., Inc.*                                                             137,500              4,940,375

Industrials 18.3%
Aerospace & Defense 6.0%
CAE, Inc.                                                                                  595,600              2,614,684
Curtiss-Wright Corp.                                                                        52,200              2,987,406
DRS Technologies, Inc.*                                                                     98,100              3,672,864
GenCorp, Inc.                                                                              143,100              1,939,005
Herley Industries, Inc.*                                                                   179,800              3,360,462
Moog, Inc. "A"*                                                                             61,850              2,245,155
Precision Castparts Corp.                                                                  107,000              6,425,350
Triumph Group, Inc.*                                                                        54,700              1,850,501
United Defense Industries, Inc.*                                                            66,100              2,643,339
                                                                                                             ------------
                                                                                                               27,738,766

Building Products 1.6%
Levitt Corp. "A"                                                                           169,500              3,976,470
NCI Building Systems, Inc.*                                                                 60,900              1,942,710
York International Corp.                                                                    52,000              1,642,680
                                                                                                             ------------
                                                                                                                7,561,860

Commercial Services & Supplies 2.0%
Consolidated Graphics, Inc.*                                                                75,400              3,159,260
John H. Harland Co.                                                                         59,500              1,865,325
Nobel Learning Communities, Inc.*                                                           29,400                205,800
WCA Waste Corp.*                                                                           439,100              3,859,689
                                                                                                             ------------
                                                                                                                9,090,074

Construction & Engineering 1.6%
Infrasource Services, Inc.*                                                                103,300              1,084,650
Integrated Electrical Services, Inc.*                                                      347,300              1,670,513
URS Corp.*                                                                                 178,500              4,762,380
                                                                                                             ------------
                                                                                                                7,517,543

Electrical Equipment 1.4%
General Cable Corp.*                                                                       408,100              4,342,184
Genlyte Group, Inc.*                                                                        31,800              2,047,602
                                                                                                             ------------
                                                                                                                6,389,786

Machinery 2.5%
Albany International Corp. "A"                                                              72,500              2,161,225
Briggs & Stratton Corp.                                                                     26,300              2,135,560
Harsco Corp.                                                                                44,400              1,993,560
Oshkosh Truck Corp.                                                                         51,400              2,932,884
Valmont Industries                                                                         112,400              2,345,788
                                                                                                             ------------
                                                                                                               11,569,017

Marine 1.3%
GulfMark Offshore, Inc.*                                                                    39,100                638,503
Hornbeck Offshore Services, Inc.*                                                           57,700                952,050
Tsakos Energy Navigation Ltd.                                                              128,300              4,509,745
                                                                                                             ------------
                                                                                                                6,100,298

Road & Rail 1.9%
Genesee & Wyoming, Inc.*                                                                   140,550              3,558,726
RailAmerica, Inc.*                                                                         168,100              1,857,505
Yellow Roadway Corp.*                                                                       67,807              3,179,470
                                                                                                             ------------
                                                                                                                8,595,701

Information Technology 3.8%
Communications Equipment 0.9%
Luminent, Inc.*                                                                             30,000                380,400
PC-Tel, Inc.*                                                                              347,500              2,870,350
SpectraLink Corp.                                                                           73,000                693,500
                                                                                                             ------------
                                                                                                                3,944,250

Computers & Peripherals 1.2%
Applied Films Corp.*                                                                        21,000                378,210
CyberGuard Corp.*                                                                          234,400              1,385,304
Stratasys, Inc.*                                                                            59,100              1,864,900
Western Digital Corp.*                                                                     204,400              1,796,676
                                                                                                             ------------
                                                                                                                5,425,090

Electronic Equipment & Instruments 0.8%
KEMET Corp.*                                                                                52,000                420,680
Scansource, Inc.*                                                                           33,400              2,130,920
Vishay Intertechnology, Inc.*                                                               84,200              1,086,180
                                                                                                             ------------
                                                                                                                3,637,780

IT Consulting & Services 0.6%
BISYS Group, Inc.*                                                                          74,700              1,091,367
CACI International, Inc. "A"*                                                               26,800              1,414,504
                                                                                                             ------------
                                                                                                                2,505,871

Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments, Inc.*                                                                      73,900              1,132,148
ZiLOG, Inc.*                                                                                75,000                432,750
                                                                                                             ------------
                                                                                                                1,564,898

Materials 6.3%
Chemicals 2.3%
Headwaters, Inc.*                                                                          229,200              7,073,112
Sensient Technologies Corp.                                                                166,500              3,603,060
                                                                                                             ------------
                                                                                                               10,676,172

Construction Materials 0.8%
Florida Rock Industries, Inc.                                                               73,695              3,610,318

Metals & Mining 3.2%
Cleveland-Cliffs, Inc.*                                                                     58,100              4,698,547
Metal Management, Inc.*                                                                    104,600              1,901,628
Pan American Silver Corp.*                                                                 176,400              3,004,092
Stillwater Mining Co.*                                                                     103,500              1,604,250
Wheaton River Minerals Ltd.*                                                             1,091,100              3,436,965
                                                                                                             ------------
                                                                                                               14,645,482

Utilities 5.7%
Electric Utilities 1.3%
Allegheny Energy, Inc.* (b)                                                                181,700              2,899,932
WPS Resources Corp.                                                                         65,000              2,924,350
                                                                                                             ------------
                                                                                                                5,824,282

Gas Utilities 1.0%
Southern Union Co.*                                                                        234,360              4,804,380

Multi-Utilities 1.9%
CMS Energy Corp.*                                                                          315,100              2,999,752
ONEOK, Inc.                                                                                146,000              3,798,920
Sierra Pacific Resources*                                                                  210,600              1,884,870
                                                                                                             ------------
                                                                                                                8,683,542

Multi-Utilities & Unregulated Power 1.5%
Reliant Resources, Inc.*                                                                   735,300              6,860,349

                                                                                                             ------------
Total Common Stocks (Cost $337,871,602)                                                                       436,999,364

                                                                                         Principal
                                                                                         Amount ($)              Value ($)
                                                                                         ----------              ---------
Corporate Bonds 0.8%
Utilities
Mirant Corp. 144A , 7.9%, 7/15/2009 *
(Cost $3,522,500)                                                                        6,000,000              3,795,000

                                                                                            Shares               Value ($)

Closed End Investment Company 0.8%

Tortoise Energy Infrastructure Corp.
(Cost $3,524,254)                                                                          140,952              3,664,752

Cash Equivalents 3.5%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $16,015,118)                                                                      16,015,118             16,015,118
                                                                                                             ------------


                                                                                          % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $360,933,474)                                               99.6            460,474,234
Other Assets and Liabilities, Net                                                              0.4              1,998,891
                                                                                                             ------------
Net Assets                                                                                   100.0            462,473,125
                                                                                                            =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(a) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Scudder Variable Series II Eagle Focused Large Cap Growth Portfolio Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                       Shares                    Value ($)
                                                                                   ---------------------------------------
Common Stocks 96.6%
Consumer Discretionary 21.9%
Hotels Restaurants & Leisure 3.4%
Harrah's Entertainment, Inc.(b)                                                             44,350              2,349,663
International Game Technology                                                               34,300              1,233,085
                                                                                                               ----------
                                                                                                                3,582,748

Internet & Catalog Retail 6.0%
eBay, Inc.*                                                                                 44,700              4,109,718
IAC/InterActiveCorp.* (b)                                                                  100,500              2,213,010
                                                                                                               ----------
                                                                                                                6,322,728

Media 10.4%
Comcast Corp. "A"*                                                                          52,300              1,460,216
EchoStar Communications Corp. "A"*                                                          54,350              1,691,372
Gannett Co., Inc.                                                                           29,800              2,496,048
Time Warner, Inc.*                                                                         121,200              1,956,168
Viacom, Inc. "B"                                                                            49,700              1,667,932
Walt Disney Co.                                                                             79,400              1,790,470
                                                                                                               ----------
                                                                                                               11,062,206

Specialty Retail 2.1%
Home Depot, Inc.                                                                            57,525              2,254,980

Consumer Staples 6.7%
Beverages 2.7%
Coca-Cola Co.                                                                               70,400              2,819,520

Food & Drug Retailing 4.0%
Wal-Mart Stores, Inc.                                                                       80,900              4,303,880

Financials 3.3%
Capital Markets 1.9%
Goldman Sachs Group, Inc.                                                                   22,000              2,051,280

Diversified Financial Services 1.4%
Citigroup, Inc.                                                                             33,966              1,498,580

Health Care 22.6%
Biotechnology 2.1%
Genzyme Corp. (General Division)*                                                           41,700              2,268,897

Health Care Equipment & Supplies 5.4%
St. Jude Medical, Inc.*                                                                     32,200              2,423,694
Zimmer Holdings, Inc.*                                                                      41,050              3,244,592
                                                                                                               ----------
                                                                                                                5,668,286

Health Care Providers & Services 2.4%
Caremark Rx, Inc.*                                                                          79,200              2,539,944

Pharmaceuticals 12.7%
Abbott Laboratories                                                                         51,100              2,164,596
Allergan, Inc.                                                                              21,300              1,545,315
Johnson & Johnson                                                                           56,400              3,177,012
Pfizer, Inc.                                                                               158,800              4,859,280
Wyeth                                                                                       46,800              1,750,320
                                                                                                               ----------
                                                                                                               13,496,523

Industrials 8.1%
Commercial Services & Supplies 1.5%
Cendant Corp.                                                                               75,050              1,621,080

Electrical Equipment 2.3%
Emerson Electric Co.                                                                        38,300              2,370,387

Industrial Conglomerates 4.3%
General Electric Co.                                                                       136,550              4,585,349

Information Technology 34.0%
Communications Equipment 4.8%
Cisco Systems, Inc.*                                                                       167,200              3,026,320
Nokia Oyj (ADR)                                                                            147,500              2,023,700
                                                                                                               ----------
                                                                                                                5,050,020

Computers & Peripherals 6.7%
Dell, Inc.*                                                                                149,550              5,323,980
EMC Corp.*                                                                                 153,900              1,776,006
                                                                                                               ----------
                                                                                                                7,099,986

Internet Software & Services 2.3%
Yahoo!, Inc.*                                                                               71,150              2,412,697

IT Consulting & Services 3.8%
CheckFree Corp.*                                                                            62,850              1,739,060
First Data Corp.                                                                            53,450              2,325,075
                                                                                                               ----------
                                                                                                                4,064,135

Semiconductors & Semiconductor Equipment 11.0%
Broadcom Corp. "A"*                                                                         68,050              1,857,084
Fairchild Semiconductor International, Inc.*                                               113,300              1,605,461
Intel Corp.                                                                                192,050              3,852,523
Maxim Integrated Products, Inc.                                                             45,900              1,941,111
Texas Instruments, Inc.                                                                    112,450              2,392,936
                                                                                                             ------------
                                                                                                               11,649,115

Software 5.4%
Microsoft Corp.                                                                            208,400              5,762,260

                                                                                                              -----------
Total Common Stocks (Cost $98,728,218)                                                                        102,484,601

Securities Lending Collateral 3.6%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $3,877,400)                                                                        3,877,400              3,877,400

Cash Equivalents 2.9%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $3,045,284)                                                                        3,045,284              3,045,284
                                                                                                              -----------

                                                                                           % of
                                                                                        Net Assets               Value ($)
                                                                                        ----------               ---------

Total Investment Portfolio  (Cost $105,650,902)                                              103.1            109,407,285
Other Assets and Liabilities, Net                                                             -3.1             -3,322,993
                                                                                                              -----------
Net Assets                                                                                   100.0            106,084,292
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $3,757,697, which is 3.5% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series II Focus Value and Growth Portfolio
Investment Portfolio as of September 30, 2004 (unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares             Value ($)
                                                                                      --------------------------------
Common Stocks 98.9%
Consumer Discretionary 13.5%
Hotels Restaurants & Leisure 2.3%
Starbucks Corp.*                                                                          59,200            2,691,232

Internet & Catalog Retail 3.2%
eBay, Inc.*                                                                               40,200            3,695,988

Media 2.5%
Univision Communications, Inc. "A"*                                                       93,500            2,955,535

Multiline Retail 2.3%
Target Corp.                                                                              58,500            2,647,125

Specialty Retail 3.2%
Borders Group, Inc.                                                                       33,050              819,640
Home Depot, Inc.                                                                          55,565            2,178,148
Staples, Inc.                                                                             24,840              740,729
                                                                                                           ----------
                                                                                                            3,738,517

Consumer Staples 10.9%
Personal Products 2.1%
Estee Lauder Companies, Inc. "A"                                                          58,600            2,449,480

Tobacco 8.8%
Altria Group, Inc.                                                                       118,200            5,560,128
Reynolds American, Inc.                                                                    9,025              614,061
UST, Inc.                                                                                101,120            4,071,091
                                                                                                           ----------
                                                                                                           10,245,280

Energy 5.7%
Energy Equipment & Services 3.6%
BJ Services Co.                                                                           80,200            4,203,282

Oil & Gas 2.1%
ChevronTexaco Corp.                                                                        1,350               72,414
Devon Energy Corp.                                                                        20,795            1,476,653
Kerr-McGee Corp.                                                                          16,550              947,487
                                                                                                           ----------
                                                                                                            2,496,554

Financials 31.0%
Banks 7.5%
Bank of America Corp.                                                                     51,420            2,228,029
PNC Financial Services Group                                                              18,610            1,006,801
Sovereign Bancorp, Inc.                                                                   52,010            1,134,858
US Bancorp.                                                                               30,500              881,450
Washington Mutual, Inc. (b)                                                               89,851            3,511,377
                                                                                                           ----------
                                                                                                            8,762,515

Capital Markets 2.3%
Merrill Lynch & Co., Inc.                                                                 54,200            2,694,824

Consumer Finance 2.5%
American Express Co.                                                                      57,600            2,964,096

Diversified Financial Services 14.4%
Fannie Mae                                                                                90,750            5,753,550
Freddie Mac                                                                              119,650            7,805,966
JPMorgan Chase & Co.                                                                      79,800            3,170,454
                                                                                                           ----------
                                                                                                           16,729,970

Insurance 4.3%
American International Group, Inc.                                                        64,800            4,405,752
Marsh & McLennan Companies, Inc.                                                          13,100              599,456
                                                                                                           ----------
                                                                                                            5,005,208

Health Care 18.3%
Biotechnology 5.4%
Genentech, Inc.*                                                                          57,400            3,008,908
Gilead Sciences, Inc.*                                                                    86,300            3,225,894
                                                                                                           ----------
                                                                                                            6,234,802

Health Care Equipment & Supplies 0.5%
Becton, Dickinson & Co.                                                                   10,875              562,238

Health Care Providers & Services 7.0%
AmerisourceBergen Corp.                                                                   15,650              840,561
Cardinal Health, Inc.                                                                      5,250              229,793
Caremark Rx, Inc.*                                                                       107,400            3,444,318
HCA, Inc.                                                                                 21,975              838,346
Laboratory Corp. of America Holdings*                                                     25,290            1,105,679
Medco Health Solutions, Inc.*                                                             23,362              721,886
Quest Diagnostics, Inc.                                                                   11,020              972,184
                                                                                                           ----------
                                                                                                            8,152,767

Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.                                                                  59,070            1,398,187
Merck & Co., Inc.                                                                         50,000            1,650,000
Pfizer, Inc.                                                                             100,700            3,081,420
Wyeth                                                                                      5,725              214,115
                                                                                                           ----------
                                                                                                            6,343,722

Industrials 3.6%
Industrial Conglomerates
General Electric Co.                                                                     101,200            3,398,296
Tyco International Ltd.                                                                   27,450              841,617
                                                                                                           ----------
                                                                                                            4,239,913

Information Technology 15.9%
Computers & Peripherals 2.6%
Apple Computer, Inc.*                                                                     79,300            3,072,875

Electronic Equipment & Instruments 2.0%
Agilent Technologies, Inc.*                                                              107,900            2,327,403

Internet Software & Services 3.0%
Yahoo!, Inc.*                                                                            104,000            3,526,640

IT Consulting & Services 1.5%
Electronic Data Systems Corp.                                                             87,925            1,704,866

Semiconductors & Semiconductor Equipment 1.6%
Marvell Technology Group Ltd.*                                                            73,000            1,907,490

Software 5.2%
Electronic Arts, Inc.*                                                                    66,200            3,044,538
Microsoft Corp.                                                                          106,500            2,944,725
                                                                                                           ----------
                                                                                                            5,989,263
                                                                                                           ----------

Total Common Stocks (Cost $105,875,838)                                                                   115,341,585

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $39,750)                                                                            39,750               39,750

Cash Equivalents 0.3%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $338,312)                                                                          338,312              338,312
                                                                                                           ----------

                                                                                            % of
                                                                                           Net Assets        Value ($)
                                                                                           ----------        ---------

Total Investment Portfolio  (Cost $106,253,900)                                             99.2          115,719,647
Other Assets and Liabilities, Net                                                            0.8              887,101
                                                                                                          -----------
Net Assets                                                                                 100.0          116,606,748
                                                                                                          ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $38,900, which is 0.03% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

Scudder Variable Series II Index 500 Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------

                                                                     Shares                                 Value ($)
                                                                 ----------------------------------------------------
Common Stocks 98.0%
Consumer Discretionary 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.                                                   2,449                              49,396
Dana Corp.                                                                 4,857                              85,921
Delphi Corp.                                                              18,383                             170,778
Goodyear Tire & Rubber Co.*                                                6,957                              74,718
Johnson Controls, Inc.                                                     6,906                             392,330
Visteon Corp.                                                              3,894                              31,113
                                                                                                          ----------
                                                                                                             804,256

Automobiles 0.6%
Ford Motor Co.                                                            64,203                             902,052
General Motors Corp.                                                      19,491                             827,978
Harley-Davidson, Inc.                                                     10,535                             626,200
                                                                                                          ----------
                                                                                                           2,356,230

Distributors 0.1%
Genuine Parts Co.                                                          5,509                             211,435

Hotels Restaurants & Leisure 1.4%
Carnival Corp.                                                            21,991                           1,039,955
Darden Restaurants, Inc.                                                   5,275                             123,013
Harrah's Entertainment, Inc.                                               4,319                             228,821
Hilton Hotels Corp.                                                       12,640                             238,138
International Game Technology                                             11,497                             413,317
Marriott International, Inc. "A"                                           7,817                             406,171
McDonald's Corp.                                                          44,406                           1,244,700
Starbucks Corp.*                                                          14,133                             642,486
Starwood Hotels & Resorts Worldwide, Inc.                                  6,846                             317,791
Wendy's International, Inc.                                                3,611                             121,330
YUM! Brands, Inc.                                                          9,549                             388,262
                                                                                                         -----------
                                                                                                           5,163,984

Household Durables 0.5%
Black & Decker Corp.                                                       2,694                             208,623
Centex Corp.                                                               4,056                             204,666
Fortune Brands, Inc.                                                       4,787                             354,669
KB Home                                                                    1,769                             149,463
Leggett & Platt, Inc.                                                      6,357                             178,632
Maytag Corp.                                                               3,229                              59,317
Newell Rubbermaid, Inc.                                                    9,046                             181,282
Pulte Homes, Inc.                                                          4,196                             257,508
Snap-On, Inc.                                                              1,893                              52,171
The Stanley Works                                                          2,719                             115,639
Whirlpool Corp.                                                            2,514                             151,066
                                                                                                          ----------
                                                                                                           1,913,036

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                               22,535                           2,071,868

Leisure Equipment & Products 0.2%
Brunswick Corp.                                                            3,575                             163,592
Eastman Kodak Co.                                                         10,459                             336,989
Hasbro, Inc.                                                               5,527                             103,908
Mattel, Inc.                                                              13,953                             252,968
                                                                                                          ----------
                                                                                                             857,457

Media 3.4%
Clear Channel Communications, Inc.                                        21,759                             678,228
Comcast Corp. "A"*                                                        78,177                           2,207,719
Dow Jones & Co., Inc.                                                      2,720                             110,459
Gannett Co., Inc.                                                          9,746                             816,325
Interpublic Group of Companies, Inc.*                                     13,697                             145,051
Knight-Ridder, Inc.                                                        3,034                             198,575
McGraw-Hill Companies, Inc.                                                6,869                             547,391
Meredith Corp.                                                             1,700                              87,346
New York Times Co. "A"                                                     4,882                             190,886
Omnicom Group, Inc.                                                        6,782                             495,493
Time Warner, Inc.*                                                       156,560                           2,526,879
Tribune Co.                                                               10,806                             444,667
Univision Communications, Inc. "A"*                                       11,205                             354,190
Viacom, Inc. "B"                                                          60,109                           2,017,258
Walt Disney Co.                                                           70,237                           1,583,844
                                                                                                          ----------
                                                                                                          12,404,311

Multiline Retail 1.1%
Big Lots, Inc.*                                                            3,692                              45,153
Dillard's, Inc. "A"                                                        3,351                              66,149
Dollar General Corp.                                                      10,847                             218,567
Family Dollar Stores, Inc.                                                 5,679                             153,901
Federated Department Stores, Inc.                                          6,209                             282,075
J.C. Penny Co., Inc.                                                       9,483                             334,560
Kohl's Corp.*                                                             11,581                             558,088
Nordstrom, Inc.                                                            4,524                             172,998
Sears, Roebuck & Co.                                                       7,001                             278,990
Target Corp.                                                              32,011                           1,448,498
The May Department Stores Co.                                             10,737                             275,189
                                                                                                          ----------
                                                                                                           3,834,168

Specialty Retail 2.4%
AutoNation, Inc.*                                                          8,500                             145,180
AutoZone, Inc.*                                                            2,742                             211,820
Bed Bath & Beyond, Inc.*                                                  10,776                             399,897
Best Buy Co., Inc.                                                        10,997                             596,477
Boise Cascade Corp.                                                        3,441                             114,516
Circuit City Stores, Inc.                                                  7,630                             117,044
Home Depot, Inc.                                                          76,433                           2,996,174
Limited Brands                                                            15,421                             343,734
Lowe's Companies, Inc.                                                    27,536                           1,496,582
Office Depot, Inc.*                                                        9,903                             148,842
RadioShack Corp.                                                           5,270                             150,933
Sherwin-Williams Co.                                                       4,770                             209,689
Staples, Inc.                                                             17,726                             528,589
The Gap, Inc.                                                             31,725                             593,257
Tiffany & Co.                                                              4,600                             141,404
TJX Companies, Inc.                                                       17,493                             385,546
Toys "R" Us, Inc.*                                                         8,117                             143,996
                                                                                                          ----------
                                                                                                           8,723,680

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*                                                               6,500                             275,730
Jones Apparel Group, Inc.                                                  4,166                             149,143
Liz Claiborne, Inc.                                                        3,766                             142,054
NIKE, Inc. "B"                                                             9,063                             714,164
Reebok International Ltd.                                                  2,518                              92,461
VF Corp.                                                                   3,621                             179,058
                                                                                                          ----------
                                                                                                           1,552,610

Consumer Staples 10.5%
Beverages 2.3%
Adolph Coors Co. "B"                                                       1,535                             104,257
Anheuser-Busch Companies, Inc.                                            27,990                           1,398,100
Brown-Forman Corp. "B"                                                     3,780                             173,124
Coca-Cola Co.                                                             83,704                           3,352,345
Coca-Cola Enterprises, Inc.                                               16,834                             318,163
Pepsi Bottling Group, Inc.                                                 9,100                             247,065
PepsiCo, Inc.                                                             59,478                           2,893,605
                                                                                                          ----------
                                                                                                           8,486,659

Food & Drug Retailing 3.3%
Albertsons, Inc.                                                          13,391                             320,447
Costco Wholesale Corp.                                                    16,294                             677,179
CVS Corp.                                                                 14,096                             593,864
Kroger Co.*                                                               26,149                             405,832
Safeway, Inc.*                                                            14,637                             282,640
SUPERVALU, Inc.                                                            4,270                             117,639
Sysco Corp.                                                               22,826                             682,954
Wal-Mart Stores, Inc.                                                    146,574                           7,797,737
Walgreen Co.                                                              35,891                           1,285,975
Winn-Dixie Stores, Inc.(b)                                                 4,557                              14,081
                                                                                                          ----------
                                                                                                          12,178,348

Food Products 1.2%
Archer-Daniels-Midland Co.                                                21,316                             361,946
Campbell Soup Co.                                                         13,499                             354,889
ConAgra Foods, Inc.                                                       17,361                             446,351
General Mills, Inc.                                                       13,616                             611,358
H.J. Heinz Co.                                                            11,590                             417,472
Hershey Foods Corp.                                                        8,478                             396,007
Kellogg Co.                                                               14,793                             631,069
McCormick & Co, Inc.                                                       4,500                             154,530
Sara Lee Corp.                                                            28,428                             649,864
William Wrigley Jr. Co.                                                    7,470                             472,926
                                                                                                          ----------
                                                                                                           4,496,412

Household Products 2.0%
Clorox Co.                                                                 7,630                             406,679
Colgate-Palmolive Co.                                                     18,820                             850,287
Kimberly-Clark Corp.                                                      17,669                           1,141,241
Procter & Gamble Co.                                                      87,842                           4,754,009
                                                                                                          ----------
                                                                                                           7,152,216

Personal Products 0.6%
Alberto-Culver Co. "B"                                                     3,050                             132,614
Avon Products, Inc.                                                       15,982                             698,094
Gillette Co.                                                              35,192                           1,468,914
                                                                                                          ----------
                                                                                                           2,299,622

Tobacco 1.1%
Altria Group, Inc.                                                        70,947                           3,337,347
Reynolds American, Inc.                                                    5,345                             363,674
UST, Inc.                                                                  5,211                             209,795
                                                                                                          ----------
                                                                                                           3,910,816

Energy 7.2%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.                                                        12,149                             531,154
BJ Services Co.                                                            5,369                             281,389
Halliburton Co.                                                           14,407                             485,372
Nabors Industries Ltd.*                                                    4,998                             236,655
Noble Corp.*                                                               4,440                             199,578
Rowan Companies, Inc.*                                                     4,409                             116,398
Schlumberger Ltd.                                                         20,044                           1,349,162
Transocean, Inc.*                                                         10,624                             380,127
                                                                                                          ----------
                                                                                                           3,579,835

Oil & Gas 6.2%
Amerada Hess Corp.                                                         2,950                             262,550
Anadarko Petroleum Corp.                                                   8,327                             552,580
Apache Corp.                                                              10,797                             541,038
Ashland, Inc.                                                              2,315                             129,825
Burlington Resources, Inc.                                                13,296                             542,477
ChevronTexaco Corp.                                                       73,802                           3,958,739
ConocoPhillips                                                            24,047                           1,992,294
Devon Energy Corp.                                                         8,636                             613,242
El Paso Corp.                                                             20,541                             188,772
EOG Resources, Inc.                                                        3,939                             259,383
ExxonMobil Corp.                                                         224,786                          10,863,907
Kerr-McGee Corp.                                                           4,970                             284,533
Kinder Morgan, Inc.                                                        4,064                             255,301
Marathon Oil Corp.                                                        12,523                             516,949
Occidental Petroleum Corp.                                                14,011                             783,635
Sunoco, Inc.                                                               2,908                             215,134
Unocal Corp.                                                               9,808                             421,744
Valero Energy Corp.                                                        4,200                             336,882
Williams Companies, Inc.                                                  17,043                             206,220
                                                                                                          ----------
                                                                                                          22,925,205

Financials 20.3%
Banks 6.5%
AmSouth Bancorp.                                                          11,645                             284,138
Bank of America Corp.                                                    140,408                           6,083,879
BB&T Corp.                                                                18,759                             744,545
Comerica, Inc.                                                             6,346                             376,635
Fifth Third Bancorp.                                                      19,991                             983,957
First Horizon National Corp.                                               4,143                             179,640
Golden West Financial Corp.                                                5,453                             605,010
Huntington Bancshares, Inc.                                                7,610                             189,565
KeyCorp.                                                                  13,618                             430,329
M&T Bank Corp.                                                             3,897                             372,943
Marshall & Ilsley Corp.                                                    7,300                             294,190
National City Corp.                                                       24,103                             930,858
North Fork Bancorp., Inc.                                                 10,800                             480,060
PNC Financial Services Group                                              10,280                             556,148
Regions Financial Corp.                                                   15,287                             505,388
SouthTrust Corp.                                                          11,927                             496,879
Sovereign Bancorp, Inc.                                                   10,967                             239,300
SunTrust Banks, Inc.                                                      12,349                             869,493
Synovus Financial Corp.                                                   10,082                             263,644
US Bancorp.                                                               66,411                           1,919,278
Wachovia Corp.                                                            45,945                           2,157,118
Washington Mutual, Inc.                                                   29,577                           1,155,869
Wells Fargo & Co.                                                         57,913                           3,453,352
Zions Bancorp.                                                             3,565                             217,608
                                                                                                          ----------
                                                                                                          23,789,826

Capital Markets 2.6%
Bank of New York Co., Inc.                                                27,687                             807,630
Bear Stearns Companies, Inc.                                               3,400                             326,978
Charles Schwab Corp.                                                      48,497                             445,687
E*TRADE Financial Corp.*                                                  12,000                             137,040
Federated Investors, Inc "B"                                               3,500                              99,540
Franklin Resources, Inc.                                                   9,012                             502,509
Goldman Sachs Group, Inc.                                                 16,395                           1,528,670
Janus Capital Group, Inc.                                                  7,856                             106,920
Lehman Brothers Holdings, Inc.                                             9,383                             748,013
Mellon Financial Corp.                                                    14,073                             389,681
Merrill Lynch & Co., Inc.                                                 32,462                           1,614,011
Morgan Stanley                                                            38,402                           1,893,219
Northern Trust Corp.                                                       7,049                             287,599
State Street Corp.                                                        11,653                             497,700
T. Rowe Price Group, Inc.                                                  4,731                             240,997
                                                                                                          ----------
                                                                                                           9,626,194

Consumer Finance 1.3%
American Express Co.                                                      44,623                           2,296,299
Capital One Financial Corp.                                                8,073                             596,595
MBNA Corp.                                                                44,913                           1,131,808
Providian Financial Corp.*                                                 9,714                             150,955
SLM Corp.                                                                 15,625                             696,875
                                                                                                          ----------
                                                                                                           4,872,532

Diversified Financial Services 4.9%
Citigroup, Inc.                                                          178,177                           7,861,169
Countrywide Financial Corp.                                               18,848                             742,423
Fannie Mae                                                                33,718                           2,137,721
Freddie Mac                                                               24,087                           1,571,436
JPMorgan Chase & Co.                                                     122,458                           4,865,256
MGIC Investment Corp.                                                      3,177                             211,430
Moody's Corp.                                                              4,952                             362,734
Principal Financial Group, Inc.                                           10,200                             366,894
                                                                                                          ----------
                                                                                                          18,119,063

Insurance 4.5%
ACE Ltd.                                                                   9,300                             372,558
AFLAC, Inc.                                                               17,900                             701,859
Allstate Corp.                                                            24,749                           1,187,705
Ambac Financial Group, Inc.                                                3,586                             286,701
American International Group, Inc.                                        89,755                           6,102,442
Aon Corp.                                                                 10,283                             295,533
Chubb Corp.                                                                6,864                             482,402
Cincinnati Financial Corp.                                                 5,335                             219,909
Hartford Financial Services Group, Inc.                                   10,388                             643,329
Jefferson-Pilot Corp.                                                      5,273                             261,857
Lincoln National Corp.                                                     6,146                             288,862
Loews Corp.                                                                6,030                             352,755
Marsh & McLennan Companies, Inc.                                          18,571                             849,809
MBIA, Inc.                                                                 5,264                             306,417
MetLife, Inc.                                                             26,745                           1,033,694
Progressive Corp.                                                          7,687                             651,473
Prudential Financial, Inc.                                                18,690                             879,178
Safeco Corp.                                                               5,143                             234,778
St. Paul Travelers Companies, Inc.                                        22,571                             746,197
Torchmark Corp.                                                            3,589                             190,863
UnumProvident Corp.                                                        9,316                             146,168
XL Capital Ltd. "A"                                                        4,841                             358,186
                                                                                                          ----------
                                                                                                          16,592,675

Real Estate 0.5%
Apartment Investment & Management Co. (REIT)                               3,200                             111,296
Equity Office Properties Trust (REIT)                                     14,729                             401,365
Equity Residential (REIT)                                                  9,300                             288,300
Plum Creek Timber Co., Inc. (REIT)                                         5,800                             203,174
ProLogis (REIT)                                                            5,700                             200,868
Simon Property Group, Inc. (REIT)                                          7,668                             411,235
                                                                                                          ----------
                                                                                                           1,616,238

Health Care 12.9%
Biotechnology 1.3%
Amgen, Inc.*                                                              43,801                           2,482,641
Applera Corp. - Applied Biosystems Group                                   6,641                             125,316
Biogen Idec, Inc.*                                                        11,807                             722,234
Chiron Corp.*                                                              6,860                             303,212
Genzyme Corp. (General Division)*                                          8,047                             437,837
Gilead Sciences, Inc.*                                                    14,484                             541,412
MedImmune, Inc.*                                                           9,045                             214,366
                                                                                                          ----------
                                                                                                           4,827,018

Health Care Equipment & Supplies 2.4%
Bausch & Lomb, Inc.                                                        1,782                             118,414
Baxter International, Inc.                                                20,751                             667,352
Becton, Dickinson & Co.                                                    9,088                             469,850
Biomet, Inc.                                                               9,153                             429,093
Boston Scientific Corp.*                                                  28,616                           1,136,914
C.R. Bard, Inc.                                                            3,416                             193,448
Fisher Scientific International, Inc.*                                     4,100                             239,153
Guidant Corp.                                                             10,634                             702,269
Hospira, Inc.*                                                             5,139                             157,253
Medtronic, Inc.                                                           42,320                           2,196,408
Millipore Corp.*                                                           1,631                              78,043
PerkinElmer, Inc.                                                          4,220                              72,668
St. Jude Medical, Inc.*                                                    5,812                             437,469
Stryker Corp.                                                             14,156                             680,621
Thermo Electron Corp.*                                                     5,405                             146,043
Waters Corp.*                                                              3,900                             171,990
Zimmer Holdings, Inc.*                                                     8,644                             683,222
                                                                                                          ----------
                                                                                                           8,580,210

Health Care Providers & Services 2.0%
Aetna, Inc.                                                                5,350                             534,626
AmerisourceBergen Corp.                                                    3,744                             201,090
Anthem, Inc.*                                                              4,953                             432,149
Cardinal Health, Inc.                                                     14,669                             642,062
Caremark Rx, Inc.*                                                        15,443                             495,257
CIGNA Corp.                                                                4,645                             323,431
Express Scripts, Inc.*                                                     2,905                             189,813
HCA, Inc.                                                                 17,247                             657,973
Health Management Associates, Inc. "A"                                     9,079                             185,484
Humana, Inc.*                                                              6,142                             122,717
IMS Health, Inc.                                                           7,716                             184,567
Manor Care, Inc.                                                           2,838                              85,026
McKesson Corp.                                                             9,678                             248,241
Medco Health Solutions, Inc.*                                              8,925                             275,783
Quest Diagnostics, Inc.                                                    3,391                             299,154
Tenet Healthcare Corp.*                                                   15,222                             164,245
UnitedHealth Group, Inc.                                                  22,996                           1,695,725
WellPoint Health Networks, Inc.*                                           5,175                             543,841
                                                                                                          ----------
                                                                                                           7,281,184

Pharmaceuticals 7.2%
Abbott Laboratories                                                       54,395                           2,304,172
Allergan, Inc.                                                             4,736                             343,597
Bristol-Myers Squibb Co.                                                  68,041                           1,610,531
Eli Lilly & Co.                                                           39,275                           2,358,464
Forest Laboratories, Inc.*                                                12,540                             564,049
Johnson & Johnson                                                        102,206                           5,757,264
King Pharmaceuticals, Inc.*                                                8,965                             107,042
Merck & Co., Inc.                                                         76,375                           2,520,375
Mylan Laboratories, Inc.                                                   9,800                             176,400
Pfizer, Inc.                                                             260,928                           7,984,397
Schering-Plough Corp.                                                     51,583                             983,172
Watson Pharmaceuticals, Inc.*                                              4,059                             119,578
Wyeth                                                                     46,568                           1,741,643
                                                                                                          ----------
                                                                                                          26,570,684

Industrials 11.4%
Aerospace & Defense 2.0%
Boeing Co.                                                                29,160                           1,505,239
General Dynamics Corp.                                                     6,676                             681,620
Goodrich Corp.                                                             3,932                             123,308
Honeywell International, Inc.                                             30,103                           1,079,494
Lockheed Martin Corp.                                                     15,122                             843,505
Northrop Grumman Corp.                                                    12,818                             683,584
Raytheon Co.                                                              16,026                             608,667
Rockwell Collins, Inc.                                                     5,856                             217,492
United Technologies Corp.                                                 17,919                           1,673,276
                                                                                                          ----------
                                                                                                           7,416,185

Air Freight & Logistics 1.1%
FedEx Corp.                                                               10,065                             862,470
Ryder System, Inc.                                                         2,652                             124,750
United Parcel Service, Inc. "B"                                           39,311                           2,984,491
                                                                                                          ----------
                                                                                                           3,971,711

Airlines 0.1%
Delta Air Lines, Inc.*(b)                                                  5,870                              19,312
Southwest Airlines Co.                                                    26,747                             364,294
                                                                                                          ----------
                                                                                                             383,606

Building Products 0.2%
American Standard Companies, Inc.*                                         7,089                             275,833
Masco Corp.                                                               15,016                             518,502
                                                                                                          ----------
                                                                                                             794,335

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*                                            11,039                              97,695
Apollo Group, Inc. "A"*                                                    6,711                             492,386
Avery Dennison Corp.                                                       3,615                             237,795
Cendant Corp.                                                             35,881                             775,030
Cintas Corp.                                                               5,564                             233,910
Deluxe Corp.                                                               1,709                              70,103
Equifax, Inc.                                                              4,524                             119,253
H&R Block, Inc.                                                            5,778                             285,549
Monster Worldwide, Inc.*                                                   4,533                             111,693
Pitney Bowes, Inc.                                                         7,591                             334,763
R.R. Donnelley & Sons Co.                                                  7,164                             224,376
Robert Half International, Inc.                                            5,600                             144,312
Waste Management, Inc.                                                    20,485                             560,060
                                                                                                          ----------
                                                                                                           3,686,925

Construction & Engineering 0.0%
Fluor Corp.                                                                2,725                             121,317

Electrical Equipment 0.4%
American Power Conversion Corp.                                            7,514                             130,669
Cooper Industries, Ltd. "A"                                                3,051                             180,009
Emerson Electric Co.                                                      14,963                             926,060
Power-One, Inc.*                                                           2,782                              18,027
Rockwell Automation, Inc.                                                  6,108                             236,380
                                                                                                          ----------
                                                                                                           1,491,145

Industrial Conglomerates 4.6%
3M Co.                                                                    26,786                           2,142,076
General Electric Co.                                                     364,001                          12,223,154
Textron, Inc.                                                              4,982                             320,193
Tyco International Ltd.                                                   68,934                           2,113,517
                                                                                                          ----------
                                                                                                          16,798,940

Machinery 1.5%
Caterpillar, Inc.                                                         11,550                             929,198
Crane Co.                                                                  2,014                              58,245
Cummins, Inc.                                                              1,702                             125,761
Danaher Corp.                                                             10,646                             545,927
Deere & Co.                                                                8,750                             564,813
Dover Corp.                                                                7,035                             273,450
Eaton Corp.                                                                5,542                             351,418
Illinois Tool Works, Inc.                                                 10,977                           1,022,727
Ingersoll-Rand Co. "A"                                                     6,335                             430,590
ITT Industries, Inc.                                                       3,473                             277,805
Navistar International Corp.*                                              2,271                              84,459
PACCAR, Inc.                                                               6,386                             441,400
Pall Corp.                                                                 3,953                              96,769
Parker-Hannifin Corp.                                                      3,798                             223,550
                                                                                                          ----------
                                                                                                           5,426,112

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.                                        13,515                             517,760
CSX Corp.                                                                  7,001                             232,433
Norfolk Southern Corp.                                                    12,885                             383,200
Union Pacific Corp.                                                        8,957                             524,880
                                                                                                          ----------
                                                                                                           1,658,273

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.                                                        2,974                             171,451

Information Technology 15.4%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*                                             26,808                              48,522
Andrew Corp.*                                                              6,180                              75,643
Avaya, Inc.*                                                              15,715                             219,067
CIENA Corp.*                                                              22,277                              44,108
Cisco Systems, Inc.*                                                     233,032                           4,217,879
Comverse Technologies, Inc.*                                               7,308                             137,610
Corning, Inc.*                                                            46,547                             515,741
JDS Uniphase Corp.*                                                       52,034                             175,355
Lucent Technologies, Inc.*                                               145,488                             461,197
Motorola, Inc.                                                            80,365                           1,449,785
QUALCOMM, Inc.                                                            55,738                           2,176,011
Scientific-Atlanta, Inc.                                                   5,668                             146,915
Tellabs, Inc.*                                                            15,277                             140,396
                                                                                                          ----------
                                                                                                           9,808,229

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                                     13,467                             521,846
Dell, Inc.*                                                               87,646                           3,120,198
EMC Corp.*                                                                85,224                             983,485
Gateway, Inc.*                                                            10,377                              51,366
Hewlett-Packard Co.                                                      106,253                           1,992,244
International Business Machines Corp.                                     58,035                           4,975,921
Lexmark International, Inc. "A"*                                           4,636                             389,470
NCR Corp.*                                                                 3,094                             153,431
Network Appliance, Inc.*                                                  12,514                             287,822
QLogic Corp.*                                                              3,509                             103,901
Sun Microsystems, Inc.*                                                  117,466                             474,563
                                                                                                          ----------
                                                                                                          13,054,247

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*                                               16,271                             350,965
Jabil Circuit, Inc.*                                                       6,581                             151,363
Molex, Inc.                                                                6,191                             184,616
Sanmina-SCI Corp.*                                                        19,217                             135,480
Solectron Corp.*                                                          31,507                             155,960
Symbol Technologies, Inc.                                                  7,650                              96,696
Tektronix, Inc.                                                            2,824                              93,898
                                                                                                          ----------
                                                                                                           1,168,978

Internet Software & Services 0.4%
Yahoo!, Inc.*                                                             46,244                           1,568,134

IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*                                    4,500                             250,515
Automatic Data Processing, Inc.                                           20,908                             863,919
Computer Sciences Corp.*                                                   6,123                             288,393
Convergys Corp.*                                                           4,747                              63,752
Electronic Data Systems Corp.                                             17,253                             334,536
First Data Corp.                                                          29,935                           1,302,172
Fiserv, Inc.*                                                              7,141                             248,935
Paychex, Inc.                                                             13,451                             405,548
Sabre Holdings Corp.                                                       4,362                             107,000
SunGard Data Systems, Inc.*                                                9,499                             225,791
Unisys Corp.*                                                             10,880                             112,282
                                                                                                          ----------
                                                                                                           4,202,843

Office Electronics 0.1%
Xerox Corp.*                                                              26,817                             377,583

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*                                             12,913                             167,869
Altera Corp.*                                                             13,465                             263,510
Analog Devices, Inc.                                                      12,662                             491,032
Applied Materials, Inc.*                                                  57,525                             948,587
Applied Micro Circuits Corp.*                                             12,600                              39,438
Broadcom Corp. "A"*                                                       10,577                             288,646
Intel Corp.                                                              222,845                           4,470,271
KLA-Tencor Corp.*                                                          7,086                             293,927
Linear Technology Corp.                                                   11,041                             400,126
LSI Logic Corp.*                                                          12,513                              53,931
Maxim Integrated Products, Inc.                                           11,147                             471,407
Micron Technology, Inc.*                                                  20,014                             240,768
National Semiconductor Corp.*                                             11,734                             181,760
Novellus Systems, Inc.*                                                    5,532                             147,096
NVIDIA Corp.*                                                              6,307                              91,578
PMC-Sierra, Inc.*                                                          6,855                              60,393
Teradyne, Inc.*                                                            7,305                              97,887
Texas Instruments, Inc.                                                   59,257                           1,260,989
Xilinx, Inc.                                                              11,411                             308,097
                                                                                                          ----------
                                                                                                          10,277,312

Software 4.4%
Adobe Systems, Inc.                                                        8,538                             422,375
Autodesk, Inc.                                                             4,124                             200,550
BMC Software, Inc.*                                                        7,308                             115,539
Citrix Systems, Inc.*                                                      6,498                             113,845
Computer Associates International, Inc.                                   19,752                             519,478
Compuware Corp.*                                                          12,246                              63,067
Electronic Arts, Inc.*                                                    10,746                             494,209
Intuit, Inc.*                                                              6,937                             314,940
Mercury Interactive Corp.*                                                 3,383                             117,999
Microsoft Corp.                                                          375,662                          10,387,054
Novell, Inc.*                                                             14,416                              90,965
Oracle Corp.*                                                            178,469                           2,013,130
Parametric Technology Corp.*                                               7,591                              40,080
PeopleSoft, Inc.*                                                         13,171                             261,444
Siebel Systems, Inc.*                                                     17,915                             135,079
Symantec Corp.*                                                           10,787                             591,991
VERITAS Software Corp.*                                                   14,286                             254,291
                                                                                                          ----------
                                                                                                          16,136,036

Materials 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.                                             8,264                             449,396
Dow Chemical Co.                                                          32,795                           1,481,678
E.I. du Pont de Nemours & Co.                                             35,150                           1,504,420
Eastman Chemical Co.                                                       2,537                             120,634
Ecolab, Inc.                                                               8,486                             266,800
Engelhard Corp.                                                            4,300                             121,905
Great Lakes Chemical Corp.                                                 1,700                              43,520
Hercules, Inc.*                                                            3,707                              52,825
International Flavors & Fragrances, Inc.                                   3,111                             118,840
Monsanto Co.                                                               9,558                             348,102
PPG Industries, Inc.                                                       5,505                             337,346
Praxair, Inc.                                                             10,663                             455,737
Rohm & Haas Co.                                                            7,252                             311,619
Sigma-Aldrich Corp.                                                        2,820                             163,560
                                                                                                          ----------
                                                                                                           5,776,382

Construction Materials 0.0%
Vulcan Materials Co.                                                       3,410                             173,740

Containers & Packaging 0.2%
Ball Corp.                                                                 3,800                             142,234
Bemis Co., Inc.                                                            3,512                              93,349
Pactiv Corp.*                                                              4,998                             116,204
Sealed Air Corp.*                                                          2,695                             124,913
Temple-Inland, Inc.                                                        1,768                             118,721
                                                                                                          ----------
                                                                                                             595,421

Metals & Mining 0.7%
Alcoa, Inc.                                                               30,467                           1,023,386
Allegheny Technologies, Inc.                                               3,667                              66,923
Freeport-McMoRan Copper & Gold, Inc. "B"                                   5,809                             235,264
Newmont Mining Corp.                                                      14,911                             678,898
Nucor Corp.                                                                2,751                             251,359
Phelps Dodge Corp.                                                         3,377                             310,785
United States Steel Corp.                                                  4,259                             160,224
Worthington Industries, Inc.                                               2,726                              58,200
                                                                                                          ----------
                                                                                                           2,785,039

Paper & Forest Products 0.5%
Georgia-Pacific Corp.                                                      8,402                             302,052
International Paper Co.                                                   17,390                             702,730
Louisiana-Pacific Corp.                                                    4,297                             111,507
MeadWestvaco Corp.                                                         6,593                             210,317
Weyerhaeuser Co.                                                           8,699                             578,309
                                                                                                          ----------
                                                                                                           1,904,915

Telecommunication Services 3.6%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.                                                              10,137                             556,623
AT&T Corp.                                                                27,636                             395,747
BellSouth Corp.                                                           63,064                           1,710,296
CenturyTel, Inc.                                                           4,624                             158,326
Citizens Communications Co.                                               10,900                             145,951
Qwest Communications International, Inc.*                                 60,085                             200,083
SBC Communications, Inc.                                                 113,706                           2,950,671
Sprint Corp.                                                              50,166                           1,009,841
Verizon Communications, Inc.                                              95,285                           3,752,323
                                                                                                          ----------
                                                                                                          10,879,861

Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*                                             95,100                           1,405,578
Nextel Communications, Inc. "A"*                                          38,843                             926,017
                                                                                                          ----------
                                                                                                           2,331,595

Utilities 2.8%
Electric Utilities 1.9%
Allegheny Energy, Inc.*(b)                                                 4,410                              70,384
Ameren Corp.                                                               6,269                             289,314
American Electric Power Co.                                               13,084                             418,165
CenterPoint Energy, Inc.                                                  10,121                             104,853
CINergy Corp.                                                              5,549                             219,740
Consolidated Edison, Inc.                                                  7,722                             324,633
DTE Energy Co.                                                             5,757                             242,888
Edison International                                                      11,867                             314,594
Entergy Corp.                                                              8,356                             506,457
Exelon Corp.                                                              23,600                             865,884
FirstEnergy Corp.                                                         11,670                             479,404
FPL Group, Inc.                                                            6,747                             460,955
PG&E Corp.*                                                               14,726                             447,670
Pinnacle West Capital Corp.                                                3,008                             124,832
PPL Corp.                                                                  5,579                             263,217
Progress Energy, Inc.                                                      7,923                             335,460
Southern Co.                                                              26,317                             788,984
TECO Energy, Inc.                                                          5,400                              73,062
TXU Corp.                                                                 10,824                             518,686
Xcel Energy, Inc.                                                         13,087                             226,667
                                                                                                          ----------
                                                                                                           7,075,849

Gas Utilities 0.1%
KeySpan Corp.                                                              5,532                             216,855
Nicor, Inc.                                                                1,506                              55,270
NiSource, Inc.                                                             9,300                             195,393
Peoples Energy Corp.                                                       1,128                              47,015
                                                                                                          ----------
                                                                                                             514,533

Multi-Utilities 0.8%
AES Corp.*                                                                21,071                             210,499
Calpine Corp.* (b)                                                        13,801                              40,023
CMS Energy Corp.*                                                          5,056                              48,133
Constellation Energy Group, Inc.                                           5,710                             227,486
Dominion Resources, Inc.                                                  11,745                             766,361
Duke Energy Corp.                                                         32,631                             746,924
Dynegy, Inc. "A"*                                                         12,553                              62,640
Public Service Enterprise Group, Inc.                                      8,755                             372,963
Sempra Energy                                                              8,687                             314,383
                                                                                                          ----------
                                                                                                           2,789,412


Total Common Stocks (Cost $337,229,319)                                                                  360,137,881

                                                                       Principal
                                                                       Amount ($)                           Value ($)
                                                                       ----------                           ---------

US Government Backed 0.2%
US Treasury Bill , 1.60%**, 12/23/2004 (e)
(Cost $635,702)                                                          640,000                             637,555

                                                                          Shares                            Value ($)

Securities Lending Collateral 0.0%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $78,700)                                                            78,700                              78,700

Cash Equivalents 1.9%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $6,816,238)                                                      6,816,238                           6,816,238
                                                                                                       -------------

                                                                         % of
                                                                      Net Assets                            Value ($)
                                                                      ----------                            ---------

Total Investment Portfolio  (Cost $344,759,959)                            100.1                         367,670,374
Other Assets and Liabilities, Net                                           -0.1                            -371,239
                                                                                                       -------------
Net Assets                                                                 100.0                         367,299,135
                                                                                                       =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $74,637, which is 0.02% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) At September 30, 2004, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures.

REIT: Real Estate Investment Trust

Scudder Variable Series II INVESCO Dynamic Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                 Value ($)
                                                                                          ----------------------------------

Common Stocks 92.3%
Consumer Discretionary 18.7%
Hotels Restaurants & Leisure 4.9%
Hilton Hotels Corp.                                                                           28,600                538,824
Royal Caribbean Cruises Ltd.(b)                                                                9,500                414,200
Starwood Hotels & Resorts Worldwide, Inc.                                                      9,300                431,706
Station Casinos, Inc.                                                                          8,600                421,744
                                                                                                                -----------
                                                                                                                  1,806,474

Household Durables 2.1%
Garmin Ltd.(b)                                                                                 9,400                406,550
Pulte Homes, Inc.                                                                              6,100                374,357
                                                                                                                -----------
                                                                                                                    780,907
Internet & Catalog Retail 0.3%
Priceline.com, Inc.*(b)                                                                        5,800                128,586

Media 3.7%
EchoStar Communications Corp. "A"*                                                            13,150                409,228
Omnicom Group, Inc.                                                                            3,700                270,322
The E.W. Scripps Co. "A"                                                                       5,200                248,456
Univision Communications, Inc. "A"*                                                           14,800                467,828
                                                                                                                -----------
                                                                                                                  1,395,834

Multiline Retail 2.1%
Dollar General Corp.                                                                          14,300                288,145
Kohl's Corp.*                                                                                 10,100                486,719
                                                                                                                -----------
                                                                                                                    774,864

Specialty Retail 3.0%
Abercrombie & Fitch Co. "A"                                                                    7,700                242,550
Advance Auto Parts, Inc.*                                                                      6,400                220,160
Ross Stores, Inc.                                                                              7,700                180,488
Staples, Inc.                                                                                 15,800                471,156
                                                                                                                -----------
                                                                                                                  1,114,354

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.*                                                                                   7,500                318,150
Polo Ralph Lauren Corp.(b)                                                                    17,700                643,749
                                                                                                                -----------
                                                                                                                    961,899

Consumer Staples 1.2%
Food & Drug Retailing
BJ's Wholesale Club, Inc.*                                                                    16,300                445,642

Energy 6.8%
Energy Equipment & Services 2.7%
BJ Services Co.                                                                                3,900                204,399
Smith International, Inc.*                                                                    10,500                637,665
Weatherford International Ltd.*                                                                3,200                163,264
                                                                                                                -----------
                                                                                                                  1,005,328

Oil & Gas 4.1%
Apache Corp.                                                                                   4,002                200,540
Murphy Oil Corp.                                                                               5,600                485,912
Talisman Energy, Inc.                                                                         18,900                489,510
Williams Companies, Inc.                                                                      30,300                366,630
                                                                                                                -----------
                                                                                                                  1,542,592

Financials 10.4%
Banks 2.5%
Marshall & Ilsley Corp.                                                                        4,700                189,410
New Century Financial Corp.*(b)                                                                6,200                373,364
Zions Bancorp.                                                                                 6,100                372,344
                                                                                                                -----------
                                                                                                                    935,118

Capital Markets 4.3%
Franklin Resources, Inc.                                                                       5,400                301,104
Investors Financial Services Corp.                                                             7,300                329,449
Legg Mason, Inc.                                                                               6,750                359,573
Northern Trust Corp.                                                                           5,600                228,480
T. Rowe Price Group, Inc.                                                                      7,500                382,050
                                                                                                                -----------
                                                                                                                  1,600,656

Consumer Finance 0.5%
Providian Financial Corp.*                                                                    13,100                203,574

Diversified Financial Services 1.5%
Moody's Corp.                                                                                  2,700                197,775
PMI Group, Inc.                                                                                8,700                353,046
                                                                                                                -----------
                                                                                                                    550,821

Insurance 0.6%
Quanta Capital Holdings Ltd.*                                                                  4,700                 38,305
Willis Group Holdings Ltd.                                                                     4,900                183,260
                                                                                                                -----------
                                                                                                                    221,565

Real Estate 1.0%
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)(b)                                          18,800                359,080

Health Care 13.3%
Biotechnology 1.3%
Genzyme Corp. (General Division)*                                                              5,500                299,255
Invitrogen Corp.*                                                                              3,300                181,467
                                                                                                                -----------
                                                                                                                    480,722

Health Care Equipment & Supplies 3.5%
Alcon, Inc.                                                                                    3,800                304,760
Kinetic Concepts, Inc.*                                                                        5,100                268,005
Nobel Biocare Holding AG                                                                       1,600                249,016
Smith & Nephew PLC                                                                            17,700                162,928
Thermo Electron Corp.*                                                                         2,100                 56,742
Waters Corp.*                                                                                  6,100                269,010
                                                                                                                -----------
                                                                                                                  1,310,461

Health Care Providers & Services 5.3%
Aetna, Inc.                                                                                    4,100                409,713
Anthem, Inc.*                                                                                  4,200                366,450
Caremark Rx, Inc.*                                                                            13,329                427,461
Express Scripts, Inc.*                                                                         6,500                424,710
Henry Schein, Inc.*                                                                            5,500                342,705
                                                                                                                -----------
                                                                                                                  1,971,039

Pharmaceuticals 3.2%
Elan Corp. PLC (ADR)*(b)                                                                      10,300                241,020
Shire Pharmaceuticals Group PLC (ADR)*(b)                                                     20,400                584,460
Valeant Pharmaceuticals International(b)                                                      15,600                376,272
                                                                                                                -----------
                                                                                                                  1,201,752

Industrials 16.0%
Air Freight & Couriers 0.5%
C.H. Robinson Worldwide, Inc.                                                                  4,200                194,838

Commercial Services & Supplies 7.9%
Apollo Group, Inc. "A"*                                                                        2,140                157,012
Career Education Corp.*                                                                        5,000                142,150
Cintas Corp.                                                                                   7,600                319,504
Corrections Corp. of America*(b)                                                               7,400                261,664
Iron Mountain, Inc.*                                                                          11,600                392,660
Manpower, Inc.                                                                                12,800                569,472
Republic Services, Inc.                                                                       19,800                589,248
Robert Half International, Inc.                                                               10,000                257,700
Stericycle, Inc.*(b)                                                                           5,800                266,220
                                                                                                                -----------
                                                                                                                  2,955,630

Construction & Engineering 0.5%
Chicago Bridge & Iron Co., NV (New York Shares) (ADR)(b)                                       5,600                167,944

Electrical Equipment 0.5%
Cooper Industries, Ltd. "A"                                                                    3,200                188,800

Machinery 5.2%
Cummins, Inc.(b)                                                                               3,900                288,171
Deere & Co.                                                                                    6,300                406,665
Eaton Corp.                                                                                    8,400                532,644
Ingersoll-Rand Co. "A"                                                                         5,700                387,429
PACCAR, Inc.                                                                                   4,450                307,584
                                                                                                                -----------
                                                                                                                  1,922,493

Trading Companies & Distributors 0.9%
Fastenal Co.(b)                                                                                6,000                345,600

Transportation Infrastructure 0.5%
Sirva, Inc.*                                                                                   8,100                185,490

Information Technology 22.0%
Communications Equipment 3.8%
Avaya, Inc.*                                                                                  31,900                444,686
Comverse Technologies, Inc.*                                                                  25,600                482,048
Corning, Inc.*                                                                                26,600                294,728
Juniper Networks, Inc.*                                                                        7,663                180,847
                                                                                                                -----------
                                                                                                                  1,402,309

Computers & Peripherals 2.1%
Lexmark International, Inc. "A"*                                                               2,300                193,223
PalmOne, Inc.*(b)                                                                             11,200                340,928
Storage Technology Corp.*                                                                      9,800                247,548
                                                                                                                -----------
                                                                                                                    781,699

Electronic Equipment & Instruments 1.9%
Amphenol Corp. "A"*                                                                           12,300                421,398
CDW Corp.                                                                                      5,150                298,854
                                                                                                                -----------
                                                                                                                    720,252

Internet Software & Services 2.2%
Ask Jeeves, Inc.*(b)                                                                           6,600                215,886
VeriSign, Inc.*                                                                               29,700                590,436
                                                                                                                -----------
                                                                                                                    806,322

IT Consulting & Services 2.9%
Alliance Data Systems Corp.*                                                                   7,200                292,032
DST Systems, Inc.*                                                                            13,300                591,451
Paychex, Inc.                                                                                  6,100                183,915
                                                                                                                -----------
                                                                                                                  1,067,398

Office Electronics 0.7%
Zebra Technologies Corp. "A"*                                                                  4,400                268,444

Semiconductors & Semiconductor Equipment 3.4%
Altera Corp.*                                                                                 11,933                233,529
KLA-Tencor Corp.*                                                                              4,600                190,808
Microchip Technology, Inc.                                                                    13,550                363,682
National Semiconductor Corp.*                                                                  6,400                 99,136
Novellus Systems, Inc.*                                                                       14,300                380,237
                                                                                                                -----------
                                                                                                                  1,267,392

Software 5.0%
Amdocs Ltd.*                                                                                  15,700                342,731
Intuit, Inc.*                                                                                  9,800                444,920
NAVTEQ Corp.*                                                                                  7,200                256,608
Novell, Inc.*                                                                                 57,700                364,087
Symantec Corp.*                                                                                8,700                477,456
                                                                                                                -----------
                                                                                                                  1,885,802

Materials 1.5%
Chemicals
Ecolab, Inc.                                                                                   5,900                185,496
Rohm & Haas Co.                                                                                8,900                382,433
                                                                                                                -----------
                                                                                                                    567,929

Telecommunication Services 2.4%
Wireless Telecommunication Services
American Towers, Inc. "A"*(b)                                                                 26,800                411,380
Nextel Partners, Inc. "A"*(b)                                                                 17,500                290,150
SpectraSite, Inc.*                                                                             3,700                172,050
                                                                                                                -----------
                                                                                                                    873,580
                                                                                                                -----------

Total Common Stocks (Cost $29,007,257)                                                                           34,393,190

Other 1.0%

iShares Nasdaq Biotechnology Index Fund*
(Cost $358,421)                                                                                5,300                371,000

Securities Lending Collateral 12.8%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $4,759,464)                                                                          4,759,464              4,759,464

Cash Equivalents 6.5%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $2,428,482)                                                                          2,428,482              2,428,482
                                                                                                                -----------

                                                                                              % of
                                                                                            Net Assets           Value ($)
                                                                                            ----------           ---------

Total Investment Portfolio  (Cost $36,553,624)                                                 112.6             41,952,136
Other Assets and Liabilities, Net                                                              -12.6             -4,708,668
                                                                                                                -----------
Net Assets                                                                                     100.0             37,243,468
                                                                                                                ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $4,650,344, which is 12.5% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

ADR: American Depository Receipts

Scudder Variable Series II Janus Growth and Income Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares               Value ($)
                                                                                      ------------------------------------
Common Stocks 95.1%
Consumer Discretionary 18.9%
Distributors 0.6%
LVMH Moet- Hennessy Louis Vuitton SA(b)                                                     15,614              1,043,946

Hotels Restaurants & Leisure 1.4%
Fairmont Hotels & Resorts, Inc.                                                             23,141                632,212
Four Seasons Hotels Ltd. (b)                                                                32,475              2,081,648
                                                                                                               ----------
                                                                                                                2,713,860

Household Durables 1.6%
Harman International Industries, Inc.                                                       16,260              1,752,015
NVR, Inc.*                                                                                   2,440              1,344,440
                                                                                                               ----------
                                                                                                                3,096,455

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*                                                                           20,305                829,662
eBay, Inc.*                                                                                  6,060                557,157
                                                                                                               ----------
                                                                                                                1,386,819

Leisure Equipment & Products 0.8%
Marvel Enterprises, Inc.* (b)                                                              107,737              1,568,651

Media 9.9%
British Sky Broadcasting Group PLC                                                         407,277              3,536,800
Clear Channel Communications, Inc.                                                         111,255              3,467,818
Comcast Corp. Special "A"*                                                                  98,970              2,763,242
Cox Communications, Inc. "A"*                                                               25,810                855,085
Lamar Advertising Co.*                                                                      41,165              1,712,876
Liberty Media Corp. "A"*                                                                   163,535              1,426,025
Liberty Media International, Inc. "A"*                                                      18,275                609,691
Time Warner, Inc.*                                                                         211,580              3,414,901
Viacom, Inc. "B"                                                                            47,700              1,600,812
                                                                                                               ----------
                                                                                                               19,387,250

Specialty Retail 3.9%
Best Buy Co., Inc.                                                                          59,340              3,218,601
PETsMART, Inc.                                                                              71,525              2,030,595
The Gap, Inc.                                                                              127,050              2,375,835
                                                                                                               ----------
                                                                                                                7,625,031

Consumer Staples 5.9%
Beverages 2.4%
Anheuser-Busch Companies, Inc.                                                              21,020              1,049,949
Coca-Cola Co.                                                                               17,210                689,260
PepsiCo, Inc.                                                                               62,567              3,043,885
                                                                                                               ----------
                                                                                                                4,783,094

Household Products 2.7%
Colgate-Palmolive Co.                                                                       25,820              1,166,548
Procter & Gamble Co.                                                                        75,500              4,086,060
                                                                                                               ----------
                                                                                                                5,252,608

Tobacco 0.8%
Altria Group, Inc.                                                                          31,300              1,472,352

Energy 7.3%
Oil & Gas 7.3%
Encana Corp.                                                                                53,989              2,499,691
ExxonMobil Corp.                                                                           156,275              7,552,771
Kinder Morgan, Inc.                                                                         27,250              1,711,845
Petro-Canada*                                                                               41,372              2,156,685
Suncor Energy, Inc.*                                                                        10,343                331,343
                                                                                                               ----------
                                                                                                               14,252,335

Financials 12.1%
Banks 1.5%
US Bancorp.                                                                                103,242              2,983,694

Capital Markets 0.9%
Goldman Sachs Group, Inc.                                                                   17,745              1,654,544

Consumer Finance 0.9%
Providian Financial Corp.*                                                                 118,955              1,848,560

Diversified Financial Services 5.9%
Citigroup, Inc.                                                                            153,398              6,767,920
Countrywide Financial Corp.                                                                 61,574              2,425,400
JPMorgan Chase & Co.                                                                        58,040              2,305,929
                                                                                                               ----------
                                                                                                               11,499,249

Insurance 2.9%
American International Group, Inc.                                                          47,300              3,215,927
Berkshire Hathaway, Inc. "B"*                                                                  833              2,391,543
                                                                                                               ----------
                                                                                                                5,607,470

Health Care 15.5%
Biotechnology 1.3%
Amgen, Inc.*                                                                                31,855              1,805,542
Neurocrine Biosciences, Inc.*                                                               17,420                821,527
                                                                                                               ----------
                                                                                                                2,627,069

Health Care Equipment & Supplies 2.2%
Align Technology, Inc.*                                                                     75,615              1,155,397
Medtronic, Inc.                                                                             60,925              3,162,008
                                                                                                               ----------
                                                                                                                4,317,405

Health Care Providers & Services 7.2%
Aetna, Inc.                                                                                 26,260              2,624,162
Caremark Rx, Inc.*                                                                         129,870              4,164,931
Medco Health Solutions, Inc.*                                                               53,810              1,662,729
UnitedHealth Group, Inc.                                                                    75,420              5,561,470
                                                                                                               ----------
                                                                                                               14,013,292

Pharmaceuticals 4.8%
Pfizer, Inc.                                                                                54,025              1,653,165
Roche Holding AG                                                                            54,298              5,626,510
Sanofi-Aventis(b)                                                                           28,600              2,077,612
                                                                                                               ----------
                                                                                                                9,357,287

Industrials 13.0%
Aerospace & Defense 1.3%
Honeywell International, Inc.                                                               73,580              2,638,579

Electrical Equipment 1.2%
Rockwell Automation, Inc.                                                                   61,930              2,396,691

Industrial Conglomerates 9.4%
3M Co.                                                                                      36,915              2,952,093
General Electric Co.                                                                        92,400              3,102,792
SmithKline Industries PLC                                                                  127,661              1,716,408
Tyco International Ltd.                                                                    344,730             10,569,422
                                                                                                               ----------
                                                                                                               18,340,715

Road & Rail 1.1%
Canadian National Railway Co.                                                               42,637              2,067,894

Information Technology 22.4%
Communications Equipment 2.7%
Cisco Systems, Inc.*                                                                       200,045              3,620,815
Nokia Oyj (ADR)                                                                            115,295              1,581,847
                                                                                                               ----------
                                                                                                                5,202,662

Computers & Peripherals 2.5%
Dell, Inc.*                                                                                 31,875              1,134,750
International Business Machines Corp.                                                       27,190              2,331,271
SanDisk Corp.* (b)                                                                          46,150              1,343,888
                                                                                                               ----------
                                                                                                                4,809,909

Electronic Equipment & Instruments 2.5%
Samsung Electronics Co., Ltd. (GDR), 144A                                                   25,065              4,962,870

Internet Software & Services 1.9%
EarthLink, Inc.*                                                                            99,925              1,029,227
Yahoo!, Inc.*                                                                               81,905              2,777,399
                                                                                                               ----------
                                                                                                                3,806,626

Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.* (b)                                                          326,285              4,241,705
Linear Technology Corp.                                                                     82,355              2,984,545
Maxim Integrated Products, Inc.                                                             89,230              3,773,537
Texas Instruments, Inc.                                                                    161,290              3,432,251
                                                                                                               ----------
                                                                                                               14,432,038

Software 5.4%
Computer Associates International, Inc.                                                     80,855              2,126,486
Electronic Arts, Inc.*                                                                      53,520              2,461,385
Microsoft Corp.                                                                            181,250              5,011,562
Oracle Corp.*                                                                               87,670                988,918
                                                                                                               ----------
                                                                                                               10,588,351


Total Common Stocks (Cost $165,024,395)                                                                       185,737,306

                                                                                           Principal
                                                                                           Amount ($)          Value ($)
                                                                                           ----------          ---------

Convertible Bond 0.1%
Lamar Advertising Co., 2.875%, 12/31/2010
(Cost $175,000)                                                                            175,000                189,922

                                                                                            Shares               Value ($)

Preferred Stocks 2.2%
Amerada Hess Corp. 7.00%                                                                    20,700              1,652,274
Porsche AG                                                                                   2,553              1,661,419
XL Capital Ltd. 6.5%                                                                        43,500              1,074,885
                                                                                                               ----------
Total Preferred Stocks (Cost $3,057,211)                                                                        4,388,578

Securities Lending Collateral 5.4%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $10,592,640)                                                                      10,592,640             10,592,640

Cash Equivalents 2.7%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $5,171,485)                                                                        5,171,485              5,171,485

                                                                                                               ----------
                                                                                          % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $184,020,731)                                              105.5            206,079,931
Other Assets and Liabilities, Net                                                             -5.5            -10,681,410
                                                                                                              -----------
Net Assets                                                                                   100.0            195,398,521
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $10,245,413, which is 5.2% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:   American Depository Receipts

GDR:   Global Depository Receipts

Scudder Variable Series II Janus Growth Opportunities Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------

                                                                                   Shares                 Value ($)
                                                                                 ----------------------------------
Common Stocks 96.6%
Consumer Discretionary 17.1%
Hotels Restaurants & Leisure 4.3%
Hilton Hotels Corp.                                                                  104,295             1,964,917
McDonald's Corp.                                                                      63,330             1,775,140
Royal Caribbean Cruises Ltd.                                                          44,370             1,934,532
                                                                                                        ----------
                                                                                                         5,674,589

Media 5.3%
Cablevision Systems New York Group "A"*                                               18,702               379,277
Gemstar-TV Guide International, Inc.*                                                178,190             1,006,773
Liberty Media Corp. "A"*                                                             173,003             1,508,586
Time Warner, Inc.*                                                                   179,695             2,900,277
Viacom, Inc. "B"                                                                      33,085             1,110,333
                                                                                                        ----------
                                                                                                         6,905,246

Multiline Retail 1.6%
Target Corp.                                                                          46,760             2,115,890

Specialty Retail 4.2%
Home Depot, Inc.                                                                      67,065             2,628,948
Staples, Inc.                                                                         98,035             2,923,404
                                                                                                        ----------
                                                                                                         5,552,352

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. "B"                                                                        27,350             2,155,180

Consumer Staples 2.8%
Food & Drug Retailing 1.1%
Costco Wholesale Corp.                                                                34,945             1,452,314

Household Products 1.7%
Procter & Gamble Co.                                                                  41,715             2,257,616

Energy 4.3%
Energy Equipment & Services 1.3%
Halliburton Co.                                                                       53,125             1,789,781

Oil & Gas 3.0%
ExxonMobil Corp.                                                                      80,725             3,901,439

Financials 8.3%
Capital Markets 1.7%
Morgan Stanley                                                                        45,180             2,227,374

Consumer Finance 4.9%
American Express Co.                                                                  78,055             4,016,710
SLM Corp.                                                                             53,545             2,388,107
                                                                                                        ----------
                                                                                                         6,404,817

Diversified Financial Services 0.5%
Citigroup, Inc.                                                                       15,798               697,008

Insurance 1.2%
Allstate Corp.                                                                        31,605             1,516,724

Health Care 21.4%
Biotechnology 6.2%
Amgen, Inc.*                                                                          45,995             2,606,997
Genentech, Inc.*                                                                     106,350             5,574,867
                                                                                                        ----------
                                                                                                         8,181,864

Health Care Equipment & Supplies 4.2%
Biomet, Inc.                                                                          33,735             1,581,497
Medtronic, Inc.                                                                       75,195             3,902,620
                                                                                                        ----------
                                                                                                         5,484,117

Health Care Providers & Services 4.6%
Caremark Rx, Inc.*                                                                    61,140             1,960,760
UnitedHealth Group, Inc.                                                              54,945             4,051,644
                                                                                                        ----------
                                                                                                         6,012,404

Pharmaceuticals 6.4%
Eli Lilly & Co. (b)                                                                   21,885             1,314,195
Pfizer, Inc.                                                                         150,137             4,594,192
Sanofi-Aventis (ADR)(b)                                                               66,720             2,442,619
                                                                                                        ----------
                                                                                                         8,351,006

Industrials 12.0%
Aerospace & Defense 2.3%
United Technologies Corp.                                                             32,900             3,072,202

Air Freight & Logistics 4.3%
FedEx Corp.                                                                           65,065             5,575,420

Industrial Conglomerates 5.4%
General Electric Co.                                                                 107,745             3,618,077
Tyco International Ltd.                                                              112,195             3,439,899
                                                                                                        ----------
                                                                                                         7,057,976

Information Technology 29.2%
Communications Equipment 6.2%
Cisco Systems, Inc.*                                                                 172,830             3,128,223
Motorola, Inc.                                                                       277,040             4,997,802
                                                                                                        ----------
                                                                                                         8,126,025

Computers & Peripherals 4.4%
Dell, Inc.*                                                                           56,415             2,008,374
Lexmark International, Inc. "A"*                                                      45,360             3,810,694
                                                                                                        ----------
                                                                                                         5,819,068

Electronic Equipment & Instruments 2.1%
Samsung Electronics Co., Ltd. (GDR), 144A (b)                                         13,955             2,763,090

Internet Software & Services 3.2%
Yahoo!, Inc.*                                                                        125,460             4,254,349

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.*                                                             119,430             1,969,400
Texas Instruments, Inc.                                                              127,085             2,704,369
                                                                                                        ----------
                                                                                                         4,673,769

Software 9.7%
Electronic Arts, Inc.*                                                                60,775             2,795,042
Intuit, Inc.*                                                                         29,045             1,318,643
Microsoft Corp.                                                                      309,100             8,546,615
                                                                                                        ----------
                                                                                                        12,660,300

Materials 1.8%
Metals & Mining
Rio Tinto PLC (ADR)                                                                   21,085             2,290,885
                                                                                                        ----------

Total Common Stocks (Cost $112,440,742)                                                                126,972,805

Securities Lending Collateral 3.9%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $5,161,000)                                                                  5,161,000             5,161,000

Cash Equivalents 3.6%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $4,732,566)                                                                  4,732,566             4,732,566
                                                                                                        ----------

                                                                                     % of
                                                                                    Net Assets          Value ($)
                                                                                    ----------          ---------

Total Investment Portfolio  (Cost $122,334,308)                                        104.4           136,866,371
Other Assets and Liabilities, Net                                                       -4.4            -5,755,123
                                                                                                       -----------
Net Assets                                                                             100.0           131,111,248
                                                                                                       ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $5,055,138, which is 3.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

GDR: Global Depository Receipts

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Scudder Variable Series II MFS Strategic Value Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares               Value ($)
                                                                                        ---------------------------------
Common Stocks 92.2%
Consumer Discretionary 13.5%
Household Durables 1.3%
Newell Rubbermaid, Inc.                                                                        27,530            551,701

Leisure Equipment & Products 1.3%
Mattel, Inc.                                                                                   30,000            543,900

Media 8.4%
Comcast Corp. "A"*                                                                             43,270          1,208,098
Viacom, Inc. "B"                                                                               43,635          1,464,391
Walt Disney Co.                                                                                35,390            798,045
                                                                                                              ----------
                                                                                                               3,470,534

Specialty Retail 2.5%
Home Depot, Inc.                                                                               13,220            518,224
The Gap, Inc.                                                                                  27,500            514,250
                                                                                                              ----------
                                                                                                               1,032,474

Consumer Staples 3.5%
Beverages 0.9%
PepsiCo, Inc.                                                                                   7,600            369,740

Food & Drug Retailing 1.0%
Rite Aid Corp.*                                                                               115,130            405,257

Food Products 1.6%
General Mills, Inc.                                                                            15,300            686,970

Energy 9.6%
Energy Equipment & Services 8.3%
BJ Services Co.                                                                                 9,420            493,702
Cooper Cameron Corp.*                                                                          12,730            698,113
GlobalSantaFe Corp.                                                                            38,670          1,185,235
Noble Corp.*                                                                                   23,810          1,070,260
                                                                                                              ----------
                                                                                                               3,447,310

Oil & Gas 1.3%
Devon Energy Corp.                                                                              7,870            558,849

Financials 17.8%
Banks 2.7%
Bank of America Corp.                                                                          12,528            542,838
PNC Financial Services Group                                                                   10,910            590,231
                                                                                                              ----------
                                                                                                               1,133,069

Capital Markets 4.0%
Mellon Financial Corp.                                                                         30,930            856,452
Merrill Lynch & Co., Inc.                                                                      16,340            812,425
                                                                                                              ----------
                                                                                                               1,668,877

Consumer Finance 0.5%
MBNA Corp.                                                                                      8,600            216,720

Diversified Financial Services 5.9%
Citigroup, Inc.                                                                                16,500            727,980
Freddie Mac                                                                                    14,080            918,579
JPMorgan Chase & Co.                                                                           19,600            778,708
                                                                                                              ----------
                                                                                                               2,425,267

Insurance 4.7%
Allstate Corp.                                                                                 18,000            863,820
Conseco, Inc.*                                                                                 33,200            586,312
Hartford Financial Services Group, Inc.                                                         8,090            501,014
                                                                                                              ----------
                                                                                                               1,951,146

Health Care 12.7%
Biotechnology 0.7%
MedImmune, Inc.*                                                                               11,800            279,660

Health Care Providers & Services 2.6%
Apria Healthcare Group, Inc.*                                                                  13,410            365,422
Lincare Holdings, Inc.*                                                                         2,170             64,471
Tenet Healthcare Corp.*                                                                        61,010            658,298
                                                                                                              ----------
                                                                                                               1,088,191

Pharmaceuticals 9.4%
Abbott Laboratories                                                                             9,000            381,240
Johnson & Johnson                                                                              24,300          1,368,819
Merck & Co., Inc.                                                                              31,990          1,055,670
Wyeth                                                                                          30,160          1,127,984
                                                                                                              ----------
                                                                                                               3,933,713

Industrials 5.5%
Aerospace & Defense 2.7%
Lockheed Martin Corp.                                                                          20,220          1,127,872

Airlines 0.5%
Southwest Airlines Co.                                                                         13,800            187,956

Industrial Conglomerates 2.3%
General Electric Co.                                                                           28,640            961,731

Information Technology 10.3%
Communications Equipment 4.9%
Nokia Oyj (ADR)                                                                                92,500          1,269,100
Nortel Networks Corp.*                                                                        224,110            761,974
                                                                                                              ----------
                                                                                                               2,031,074

Software 5.4%
Computer Associates International, Inc.                                                        23,300            612,790
McAfee, Inc.*                                                                                   9,790            196,779
Microsoft Corp.                                                                                52,520          1,452,178
                                                                                                              ----------
                                                                                                               2,261,747

Materials 7.2%
Chemicals 1.5%
E.I. du Pont de Nemours & Co.                                                                  10,180            435,704
Lyondell Chemical Co.                                                                           8,330            187,092
                                                                                                              ----------
                                                                                                                 622,796

Containers & Packaging 2.8%
Owens-Illinois, Inc.*                                                                          54,030            864,480
Smurfit-Stone Container Corp.*                                                                 14,890            288,419
                                                                                                              ----------
                                                                                                               1,152,899

Metals & Mining 1.9%
Companhia Vale do Rio Doce (ADR)                                                               35,000            786,450

Paper & Forest Products 1.0%
Bowater, Inc.                                                                                  11,450            437,275

Telecommunication Services 10.1%
Diversified Telecommunication Services 8.1%
Sprint Corp.                                                                                   90,970          1,831,226
Verizon Communications, Inc.                                                                   39,200          1,543,696
                                                                                                              ----------
                                                                                                               3,374,922

Wireless Telecommunication Services 2.0%
Vodafone Group PLC (ADR)                                                                       33,914            817,667

Utilities 2.0%
Electric Utilities 0.8%
TXU Corp.                                                                                       7,190            344,545

Multi-Utilities 1.2%
Calpine Corp.* (b)                                                                            164,800            477,920
                                                                                                              ----------

Total Common Stocks (Cost $36,440,243)                                                                        38,348,232

Securities Lending Collateral 1.1%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $444,900)                                                                               444,900            444,900

Cash Equivalents 3.4%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $1,404,056)                                                                           1,404,056          1,404,056
                                                                                                              ----------

                                                                                                 % of
                                                                                              Net Assets        Value ($)
                                                                                              ----------        ---------

Total Investment Portfolio  (Cost $38,289,199)                                                   96.7         40,197,188
Other Assets and Liabilities, Net                                                                 3.3          1,390,825
                                                                                                              ----------
Net Assets                                                                                      100.0         41,588,013
                                                                                                              ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $427,104, which is 1.0% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

Scudder Variable Series II Oak Strategic Equity Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Shares             Value ($)
                                                                                       ---------------------------------------
Common Stocks 98.2%
Consumer Discretionary 6.6%
Internet & Catalog Retail
eBay, Inc.*                                                                                       60,500            5,562,370

Financials 16.0%
Capital Markets 7.8%
Charles Schwab Corp.                                                                             451,400            4,148,366
Morgan Stanley                                                                                    49,900            2,460,070
                                                                                                                   ----------
                                                                                                                    6,608,436

Consumer Finance 4.4%
MBNA Corp.                                                                                       147,300            3,711,960

Diversified Financial Services 3.8%
Citigroup, Inc.                                                                                   74,000            3,264,880

Health Care 15.5%
Health Care Equipment & Supplies 5.5%
Medtronic, Inc.                                                                                   89,600            4,650,240

Health Care Providers & Services 5.5%
Cardinal Health, Inc.                                                                             45,000            1,969,650
Express Scripts, Inc.*                                                                            41,500            2,711,610
                                                                                                                   ----------
                                                                                                                    4,681,260

Pharmaceuticals 4.5%
Pfizer, Inc.                                                                                     123,100            3,766,860

Information Technology 60.1%
Communications Equipment 9.0%
Cisco Systems, Inc.*                                                                             174,600            3,160,260
Juniper Networks, Inc.*(b)                                                                       189,700            4,476,920
                                                                                                                   ----------
                                                                                                                    7,637,180

Computers & Peripherals 8.7%
Dell, Inc.*                                                                                      111,600            3,972,960
EMC Corp.*                                                                                       292,600            3,376,604
                                                                                                                   ----------
                                                                                                                    7,349,564

IT Consulting & Services 9.6%
Cognizant Technology Solutions Corp.*                                                            185,600            5,662,656
Paychex, Inc.                                                                                     83,500            2,517,525
                                                                                                                   ----------
                                                                                                                    8,180,181

Semiconductors & Semiconductor Equipment 24.4%
Applied Materials, Inc.*                                                                         206,700            3,408,483
Intel Corp.                                                                                      108,000            2,166,480
Intersil Corp. "A"                                                                               224,000            3,568,320
Linear Technology Corp.                                                                          102,400            3,710,976
Maxim Integrated Products, Inc.                                                                   81,650            3,452,978
PMC-Sierra, Inc.*                                                                                 82,700              728,587
Xilinx, Inc.                                                                                     135,000            3,645,000
                                                                                                                   ----------
                                                                                                                   20,680,824

Software 8.4%
Microsoft Corp.                                                                                  157,300            4,349,345
VERITAS Software Corp.*                                                                          155,800            2,773,240
                                                                                                                   ----------
                                                                                                                    7,122,585

                                                                                                                  -----------
Total Common Stocks (Cost $82,859,745)                                                                             83,216,340

Securities Lending Collateral 2.4%
Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $2,057,280)                                                                              2,057,280            2,057,280

Cash Equivalents 1.8%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $1,523,957)                                                                              1,523,957            1,523,957
                                                                                                                  -----------

                                                                                                    % of
                                                                                              Net Assets             Value ($)

Total Investment Portfolio  (Cost $86,440,982)                                                     102.4           86,797,577
Other Assets and Liabilities, Net                                                                   -2.4           -2,043,273
                                                                                                                  -----------
Net Assets                                                                                         100.0           84,754,304
                                                                                                                  ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $2,022,992, which is 2.4% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

Scudder Variable Series II Turner Mid Cap Growth Portfolio
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                Value ($)
                                                                                     -------------------------------------

Common Stocks 100.0%
Consumer Discretionary 18.3%
Hotels Restaurants & Leisure 9.0%
Aztar Corp.*                                                                               11,140                 295,210
Marriott International, Inc. "A"                                                           42,720               2,219,731
MGM MIRAGE*                                                                                16,780                 833,127
P.F. Chang's China Bistro, Inc.*                                                           15,860                 769,051
Ruby Tuesday, Inc.                                                                         23,910                 666,372
Scientific Games Corp. "A"*(b)                                                             27,210                 519,711
Starwood Hotels & Resorts Worldwide, Inc.                                                  19,710                 914,938
Station Casinos, Inc.                                                                      31,610               1,550,154
WMS Industries, Inc.*(b)                                                                   30,940                 794,849
Wynn Resorts Ltd.*(b)                                                                      21,000               1,085,490
YUM! Brands, Inc.                                                                          37,460               1,523,124
                                                                                                             ------------
                                                                                                               11,171,757

Household Durables 2.0%
D.R. Horton, Inc.                                                                          32,390               1,072,433
Harman International Industries, Inc.                                                       9,620               1,036,555
Ryland Group, Inc.                                                                          4,700                 435,502
                                                                                                             ------------
                                                                                                                2,544,490

Leisure Equipment & Products 0.7%
Brunswick Corp.                                                                            17,610                 805,834

Specialty Retail 5.3%
Abercrombie & Fitch Co. "A"                                                                19,270                 607,005
American Eagle Outfitters, Inc.                                                            20,350                 749,897
Bed Bath & Beyond, Inc.*                                                                   44,060               1,635,067
Chico's FAS, Inc.*                                                                         36,720               1,255,824
Urban Outfitters, Inc.*(b)                                                                 23,530                 809,432
Williams-Sonoma, Inc.*                                                                     42,350               1,590,242
                                                                                                             ------------
                                                                                                                6,647,467

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.*                                                                               38,480               1,632,322

Consumer Staples 2.9%
Beverages 0.6%
Constellation Brands, Inc. "A"*                                                            21,350                 812,581

Food & Drug Retailing 0.7%
Whole Foods Market, Inc.                                                                   10,280                 881,921

Food Products 0.7%
McCormick & Co, Inc.                                                                       24,620                 845,451

Household Products 0.9%
Clorox Co.                                                                                 20,610               1,098,513

Energy 5.1%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.                                                                         27,700               1,211,044
Smith International, Inc.*                                                                 14,910                 905,484
Transocean, Inc.*                                                                          18,640                 666,939
                                                                                                             ------------
                                                                                                                2,783,467

Oil & Gas 2.9%
Ashland, Inc.                                                                              20,300               1,138,424
Range Resources Corp.(b)                                                                   47,570                 831,999
Western Gas Resources, Inc.(b)                                                             15,250                 435,998
XTO Energy, Inc.                                                                           36,942               1,199,876
                                                                                                             ------------
                                                                                                                3,606,297

Financials 8.5%
Banks 2.8%
City National Corp.                                                                         8,700                 565,065
Silicon Valley Bancshares*(b)                                                              17,100                 635,607
Sovereign Bancorp, Inc.                                                                    62,160               1,356,331
UCBH Holdings, Inc.                                                                        23,120                 903,299
                                                                                                             ------------
                                                                                                                3,460,302

Capital Markets 3.8%
Bear Stearns Companies, Inc.                                                                8,490                 816,483
E*TRADE Financial Corp.*                                                                  103,140               1,177,859
Investors Financial Services Corp.(b)                                                      20,880                 942,314
T. Rowe Price Group, Inc.                                                                  34,000               1,731,960
                                                                                                             ------------
                                                                                                                4,668,616

Diversified Financial Services 1.9%
Affiliated Managers Group, Inc.*(b)                                                        18,824               1,007,837
Doral Financial Corp.                                                                      13,440                 557,357
MGIC Investment Corp.                                                                      12,810                 852,505
                                                                                                             ------------
                                                                                                                2,417,699

Health Care 18.9%
Biotechnology 3.8%
Charles River Laboratories International, Inc.*(b)                                         28,160               1,289,728
Gen-Probe, Inc.*                                                                           28,620               1,141,080
Neurocrine Biosciences, Inc.*(b)                                                           20,120                 948,859
OSI Pharmaceuticals, Inc.*(b)                                                              21,420               1,316,473
                                                                                                             ------------
                                                                                                                4,696,140

Health Care Equipment & Supplies 7.5%
Bausch & Lomb, Inc.                                                                        14,940                 992,763
Biomet, Inc.                                                                               24,170               1,133,090
C.R. Bard, Inc.                                                                            35,700               2,021,691
Cooper Companies, Inc.(b)                                                                   9,340                 640,257
Fisher Scientific International, Inc.*                                                     32,180               1,877,059
INAMED Corp.*                                                                              29,230               1,393,394
Waters Corp.*                                                                              26,980               1,189,818
                                                                                                             ------------
                                                                                                                9,248,072

Health Care Providers & Services 4.9%
Anthem, Inc.*(b)                                                                           21,750               1,897,687
Henry Schein, Inc.*                                                                        16,070               1,001,322
Laboratory Corp. of America Holdings*                                                      20,720                 905,878
Manor Care, Inc.                                                                           20,410                 611,484
PacifiCare Health Systems, Inc.*                                                           21,260                 780,242
Patterson Companies, Inc.*(b)                                                              12,210                 934,798
                                                                                                             ------------
                                                                                                                6,131,411

Pharmaceuticals 2.7%
Elan Corp. PLC (ADR)*(b)                                                                   37,960                 888,264
IVAX Corp.*                                                                                33,112                 634,095
MGI Pharma, Inc.*                                                                          31,180                 832,194
Sepracor, Inc.*                                                                            21,070               1,027,794
                                                                                                             ------------
                                                                                                                3,382,347

Industrials 10.0%
Air Freight & Couriers 0.6%
Expeditors International of Washington, Inc.                                               15,590                 806,003

Airlines 1.0%
Southwest Airlines Co.                                                                     87,700               1,194,474

Building Products 0.9%
American Standard Companies, Inc.*                                                         29,220               1,136,950

Commercial Services & Supplies 4.5%
ChoicePoint Inc.*                                                                          29,540               1,259,881
Iron Mountain, Inc.*                                                                       19,600                 663,460
Manpower, Inc.                                                                             20,490                 911,600
Monster Worldwide, Inc.*                                                                   74,420               1,833,709
Nu Skin Enterprises, Inc. "A"(b)                                                           38,220                 898,552
                                                                                                             ------------
                                                                                                                5,567,202

Electrical Equipment 0.7%
Rockwell Automation, Inc.                                                                  22,960                 888,552

Machinery 1.7%
Eaton Corp.                                                                                15,030                 953,053
Pentair, Inc.                                                                              33,520               1,170,183
                                                                                                             ------------
                                                                                                                2,123,236

Marine 0.6%
Teekay Shipping Corp.(b)                                                                   17,030                 733,823

Information Technology 30.9%
Communications Equipment 5.5%
Avaya, Inc.*                                                                               66,310                 924,362
Comverse Technologies, Inc.*                                                               62,430               1,175,557
JDS Uniphase Corp.*                                                                       221,120                 745,174
Juniper Networks, Inc.* (b)                                                               113,330               2,674,588
Polycom, Inc.*                                                                             66,460               1,317,237
                                                                                                             ------------
                                                                                                                6,836,918

Computers & Peripherals 5.3%
Apple Computer, Inc.*                                                                      38,290               1,483,737
Avid Technology, Inc.*                                                                     16,380                 767,730
Lexmark International, Inc. "A"*                                                           10,590                 889,666
Network Appliance, Inc.*                                                                   60,240               1,385,520
Research In Motion Ltd.*                                                                   17,670               1,348,928
SanDisk Corp.*                                                                             24,940                 726,253
                                                                                                             ------------
                                                                                                                6,601,834

Electronic Equipment & Instruments 2.9%
Benchmark Electronics, Inc.*                                                               23,920                 712,816
CDW Corp.                                                                                  20,760               1,204,703
Sanmina-SCI Corp.*                                                                         88,380                 623,079
Tektronix, Inc.                                                                            31,120               1,034,740
                                                                                                             ------------
                                                                                                                3,575,338

Internet Software & Services 4.7%
Akamai Technologies, Inc.*(b)                                                              56,400                 792,420
CNET Networks, Inc.*(b)                                                                   137,120               1,254,648
F5 Networks, Inc.*(b)                                                                      38,410               1,169,969
InfoSpace, Inc.*(b)                                                                        14,080                 667,251
VeriSign, Inc.*                                                                           100,330               1,994,560
                                                                                                             ------------
                                                                                                                5,878,848

IT Consulting & Services 4.6%
Alliance Data Systems Corp.*                                                               26,290               1,066,322
CheckFree Corp.*                                                                           39,920               1,104,586
Cognizant Technology Solutions Corp.*                                                      38,770               1,182,873
Fiserv, Inc.*                                                                              28,360                 988,630
Global Payments, Inc.(b)                                                                   25,340               1,356,957
                                                                                                             ------------
                                                                                                                5,699,368

Office Electronics 0.9%
Zebra Technologies Corp. "A"*                                                              19,075               1,163,766

Semiconductors & Semiconductor Equipment 4.6%
Cymer, Inc.*(b)                                                                            20,680                 592,689
Lam Research Corp.*                                                                        65,910               1,442,111
Marvell Technology Group Ltd.*(b)                                                          49,750               1,299,967
National Semiconductor Corp.*                                                              31,710                 491,188
PMC-Sierra, Inc.*                                                                         107,800                 949,718
Silicon Laboratories, Inc.*(b)                                                             27,600                 913,284
                                                                                                             ------------
                                                                                                                5,688,957

Software 2.4%
Citrix Systems, Inc.*                                                                      51,800                 907,536
RSA Security, Inc.*(b)                                                                     25,570                 493,501
Take-Two Interactive Software, Inc.*(b)                                                    22,810                 749,309
TIBCO Software, Inc.*                                                                     102,610                 873,211
                                                                                                             ------------
                                                                                                                3,023,557

Materials 3.2%
Chemicals 0.4%
Eastman Chemical Co.                                                                       11,780                 560,139

Containers & Packaging 0.6%
Ball Corp.                                                                                 19,260                 720,902

Metals & Mining 2.2%
Allegheny Technologies, Inc.                                                               50,210                 916,332
Peabody Energy Corp.                                                                       10,850                 645,575
Phelps Dodge Corp.                                                                         12,160               1,119,085
                                                                                                             ------------
                                                                                                                2,680,992

Telecommunication Services 1.9%
Wireless Telecommunication Services
NII Holdings, Inc.*(b)                                                                     20,640                 850,575
Western Wireless Corp. "A"*                                                                56,310               1,447,730
                                                                                                             ------------
                                                                                                                2,298,305

Utilities 0.3%
Multi-Utilities & Unregulated Power
Reliant Resources, Inc.*(b)                                                                42,750                 398,858

                                                                                                             ------------
Total Common Stocks (Cost $110,410,011)                                                                       124,412,709

Securities Lending Collateral 16.8%

Daily Assets Fund Institutional 1.76% (c)(d)
(Cost $20,839,178)                                                                     20,839,178              20,839,178

Cash Equivalents 0.1%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $157,830)                                                                           157,830                 157,830
                                                                                                             ------------

                                                                                             % of
                                                                                           Net Assets           Value ($)
                                                                                           ----------           ---------

Total Investment Portfolio  (Cost $131,407,019)                                             116.9             145,409,717
Other Assets and Liabilities, Net                                                           -16.9             -21,062,101
                                                                                                             ------------
Net Assets                                                                                  100.0             124,347,616
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $20,450,192, which is 16.4% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series II


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series II

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004